UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05010

The Huntington Funds

(Exact name of registrant as specified in charter)

2960 North Meridian Street, Suite 300

Attn: Huntington Funds Officer

Indianapolis, IN 46208

(Address of principal executive offices) (Zip code)

Michelle Forgach, Esq.

The Huntington National Bank

41 South High Street

Columbus, OH 43287

(Name and address of agent for service)

Copies to:

David C. Mahaffey, Esq.

Sullivan & Worchester

1666 K Street, N.W.

Washington, DC 20006

Registrant’s telephone number, including area code: 1-800-253-0412

Date of fiscal year end: December 31

Date of reporting period: September 30, 2012

Item 1. Schedule of Investments.

Huntington Tax Free Money Market Fund

Portfolio of Investments (Unaudited)

September 30, 2012

Principal Amount or Shares		Value
Municipal Bonds — 99.9%

Florida — 14.7%
$ 700,000	Broward County, FL, Education Facilities Authority Revenue, (LOC - Bank of America N.A.), 0.250%, 4/1/20 (a)	$700,000
1,365,000	Broward County, FL, Housing Finance Authority Revenue, (Freddie Mac Ins.), 0.160%, 12/1/29 (a)	1,365,000
300,000	Florida State Housing Finance Corp., Various Refunding Housing Island Club Revenue, 0.160%, 7/1/31 (a)	300,000
700,000	North Broward, FL, Hospital District Revenue, (MBIA Ins. LOC - Wachovia Bank N.A.), 0.160%, 1/15/27 (a)	700,000
200,000	Palm Beach County, FL, Revenue, (LOC - Northern Trust Co.), 0.210%, 5/1/25 (a)	200,000
1,050,000	Palm Beach County, FL, Revenue, (LOC - Northern Trust Co.), 0.210%, 3/1/30 (a)	1,050,000
700,000	Palm Beach County, FL, Revenue, (LOC - Northern Trust Co.), 0.170%, 11/1/36 (a)	700,000
2,625,000	Pinellas County, FL, Health Facilities Authority Revenue, Series A-1, (AGM Ins.), 0.190%, 11/1/38 (a)	2,625,000
2,100,000	Sarasota County, FL, Public Hospital District Hospital Revenue, Sarasota Memorial Hospital, Series A, (LOC - Northern Trust Co.), 0.150%, 7/1/37 (a)	2,100,000
1,100,000	Volusia County, FL, Housing Finance Authority Refunding Revenue, (Fannie Mae Ins.), 0.160%, 1/15/32 (a)	1,100,000

		10,840,000

Georgia — 2.0%
1,500,000	Cobb County, GA, Housing Authority, Tamarron Apartments, (Fannie Mae Ins.), 0.170%, 3/1/24 (a)	1,500,000
Indiana — 2.0%
1,200,000	Indiana State Development Finance Authority Revenue, (LOC - JPMorgan Chase Bank), 0.170%, 11/1/35 (a)	1,200,000
250,000	South Bend, IN, Building Corp. Revenue, 3.000%, 2/1/13	252,121

		1,452,121

Iowa — 2.0%
600,000	Iowa State Finance Authority, Health Facilities Authority Revenue, Series B, 0.170%, 2/15/35 (a)	600,000
900,000	Iowa State Finance Authority, Health Facilities Authority Revenue, Series A, 0.170%, 2/15/35 (a)	900,000

		1,500,000

Michigan — 1.1%
130,000	Howell Township, MI, Refunding Special Assessment, G.O., Series B, 2.000%, 5/1/13	130,862
665,000	Howell Township, MI, Refuding Special Assessment, G.O., Series A, 3.000%, 5/1/13	673,086

		803,948

Minnesota — 7.3%
400,000	Burnsville, MN, Multifamily Revenue, 0.170%, 10/15/33 (a)	400,000
1,995,000	Minneapolis & St. Paul, MN, Housing & Redevelopment Authority, Health Care Revenue, Allina Health Systems, Series B-1, (LOC - JPMorgan Chase Bank), 0.200%, 11/15/35 (a)	1,995,000
1,000,000	Minneapolis, MN, Housing Development Revenue, 0.170%, 9/1/26 (a)	1,000,000
2,000,000	Richfield, MN, Housing Revenue, Woodlake Richfield Apartments Project, (LOC - Wells Fargo Bank N.A.), 0.180%, 10/1/53 (a)	2,000,000

		5,395,000

Missouri — 12.2%
3,075,000	Missouri State Health & Educational Facilities Authority Revenue, Washington University, Series B, (LOC - Wells Fargo Bank N.A.), 0.170%, 2/15/34 (a)	3,075,000
200,000	Missouri State Health & Educational Facilities Authority Revenue, St. Louis University, Series A-1, (LOC - Wells Fargo Bank N.A.), 0.170%, 10/1/35 (a)	200,000
2,000,000	Missouri State Health & Educational Facilities Authority Revenue, St. Louis University, Series A-2, (LOC - Wells Fargo Bank N.A.), 0.150%, 10/1/35 (a)	2,000,000
2,750,000	Missouri State Health & Educational Facilities Authority Revenue, St. Louis University, Series B-2, (LOC - Bank of America N.A.), 0.150%, 10/1/35 (a)	2,750,000
945,000	Missouri State Health & Educational Facilities Authority Revenue, BJC Health System, Series B, (SPA - U.S. Bank N.A.), 0.150%, 5/15/38 (a)	945,000

		8,970,000

Principal Amount or Shares		Value
Nebraska — 1.5%
1,100,000	Nebraska Educational Finance Authority Revenue, Creighton University, (LOC - JPMorgan Chase Bank), 0.170%, 7/1/35 (a)	1,100,000
New York — 3.1%
1,000,000	New York City Municipal Water Finance Authority Revenue, 0.180%, 6/15/33 (a)	1,000,000
1,300,000	New York State Housing Finance Agency Revenue, (Fannie Mae Ins.), 0.160%, 5/15/39 (a)	1,300,000

		2,300,000

North Carolina — 11.3%
1,990,000	Cary, NC, Various Public Improvements, G.O., (SPA - JPMorgan Chase Bank), 0.160%, 6/1/27 (a)	1,990,000
2,000,000	Charlotte-Mecklenburg Hospital Authority, NC, Health Care System Revenue, Series B, (LOC - U.S. Bank N.A.), 0.120%, 1/15/26 (a)	2,000,000
3,400,000	Charlotte-Mecklenburg Hospital Authority, NC, Health Care System Revenue, Series H, (LOC - Wells Fargo Bank N.A.), 0.120%, 1/15/45 (a)	3,400,000
500,000	New Hanover County, NC, Hospital Revenue, Series A-1, (AGM Ins. SPA - Wachovia Bank N.A.), 0.300%, 10/1/23 (a)	500,000
400,000	New Hanover County, NC, Hospital Revenue, Series B-1, (AGM Ins.), 0.300%, 10/1/26 (a)	400,000

		8,290,000

North Dakota — 0.5%
385,000	McKenzie County, ND, Public School District Building Authority Lease Revenue, 2.000%, 5/1/13	388,184
Ohio — 22.7%
2,000,000	Bath, OH, Local School District, G.O., 1.250%, 11/15/12	2,001,952
625,000	Butler County, OH, Capital Funding Revenue Bond, Series A, (LOC - U.S. Bank N.A.), 0.160%, 6/1/35 (a)	625,000
200,000	Butler County, OH, Port Authority Economic Development Facilities Lease Revenue, Great Miami Valley YMCA, (LOC - JPMorgan Chase Bank), 0.220%, 9/1/37 (a)	200,000
160,000	Columbia, OH, Local School District, G.O., (AGM Ins.), 1.500%, 11/1/12	160,117
150,000	Columbus, OH, Regional Airport Authority Revenue, Series A, (LOC - U.S. Bank N.A.), 0.160%, 3/1/34 (a)	150,000
500,000	Deerfield Township, OH, Various Purposes, G.O., 1.250%, 11/1/12	500,210
875,000	Euclid, OH, Various Purposes, G.O., 1.250%, 6/13/13	878,032
75,000	Franklin County, OH, Hospital Revenue, OhioHealth Corp., Series C, 4.000%, 5/15/13	76,605
1,160,000	Franklin County, OH, Industrial Development Revenue, (SPA - JPMorgan Chase Bank), 0.180%, 11/1/14 (a)	1,160,000
800,000	Franklin County, OH, Hospital Revenue, U.S. Health Corp., Series A, (LOC - Citibank N.A.), 0.160%, 12/1/21 (a)	800,000
1,000,000	Hamilton, OH, Various Purposes, G.O., 1.125%, 10/3/13	1,005,200
220,000	Harrison, OH, G.O., 2.950%, 12/6/12	220,686
430,000	Maple Heights, OH, City School District, G.O., 1.250%, 4/11/13	431,461
345,000	Milford, OH, Exempt Village School District, G.O., 3.000%, 12/1/12	346,465
2,000,000	Montgomery County, OH, Revenue, Miami Valley Hospital, Series B, (SPA - Barclays Bank PLC), 0.170%, 11/15/39 (a)	2,000,000
800,000	Newark, OH, Various Purposes, G.O., 1.300%, 10/3/12	800,037
165,000	Northwestern, OH, Water & Sewer District, Water Resource Revenue, (AGM Ins.), 2.000%, 12/1/12	165,404
2,000,000	Ohio State University, Infrastructure Improvements, G.O., Series B, 0.160%, 8/1/21 (a)	2,000,000
1,000,000	Ohio State University, General Receipts Revenue, (SPA - Huntington National Bank), 0.140%, 12/1/27 (a)	1,000,000
1,000,000	Pataskala, OH, Various Purposes, G.O., 1.500%, 3/28/13	1,004,852
355,000	Springfield, OH, Various Purposes, G.O., 2.000%, 6/1/13	357,457
75,000	Troy, OH, City School District, G.O., 2.000%, 12/1/12	75,187
750,000	Vermilion, OH, Various Purposes, G.O., 1.625%, 10/25/12	750,304

		16,708,969

Principal Amount or Shares		Value
Tennessee — 2.2%
1,625,000	Jackson, TN, Health Educational & Housing Facility Board Multifamily Revenue, (Fannie Mae Ins.), 0.160%, 5/15/31 (a)	1,625,000
Texas — 5.7%
200,000	Austin, TX, Housing Finance Corp., Housing Finance Corp. Multi-family Housing Revenue, Stassney Woods Apartments, Series A, (Fannie Mae Ins., LOC - JPMorgan Chase Bank), 0.160%, 10/15/32 (a)	200,000
900,000	Harris County, TX, Cultural Education Facilities Finance Corp. Revenue, Series B-1, (LOC – JPMorgan Chase & Co.), 0.170%, 9/1/31 (a)	900,000
2,000,000	Harris County, TX, Cultural Education Facilities Finance Corp. Revenue, Series B-2, (LOC - JPMorgan Chase & Co.), 0.170%, 9/1/31 (a)	2,000,000
1,110,000	Travis County, TX, Housing Finance Corp., Multifamily Housing Revenue, Series A, (Fannie Mae Ins.), 0.160%, 2/15/34 (a)	1,110,000

		4,210,000

Virginia — 10.0%
850,000	Arlington County, VA, Industrial Development Authority Revenue, Series A, (Fannie Mae Ins.), 0.170%, 3/1/35 (a)	850,000
825,000	Hampton, VA, Redevelopment & Housing Authority Multifamily Housing Revenue, Township Apartments Project, (Fannie Mae Ins.), 0.160%, 10/15/32 (a)	825,000
1,275,000	Roanoke, VA , Economic Development Authority, Hospital Revenue, Series A-2, 0.180%, 7/1/36 (a)	1,275,000
4,080,000	Roanoke, VA, Economic Development Authority, Hospital Revenue, Series A-1, 0.180%, 7/1/36 (a)	4,080,000
350,000	Virginia Commonwealth University Revenue, Series A, (LOC - Wells Fargo Bank N.A.), 0.160%, 11/1/30 (a)	350,000

		7,380,000

Washington — 1.6%
1,165,000	Washington Economic Development Finance Authority Revenue, Pioneer Human Services, 0.170%, 9/1/18 (a)	1,165,000

Total Municipal Bonds (Cost $73,628,222)		73,628,222

Cash Equivalents — 3.0%
2,218,982	Fidelity Institutional Tax-Exempt Money Market Portfolio, Class I 0.010% (b)	2,218,982

Total Cash Equivalents (Cost $2,218,982)		2,218,982

Total Investments (Cost $75,847,204) — 102.9%		75,847,204

Liabilities in Excess of Other Assets — (2.9)%		(2,134,319)

Net Assets — 100.0%		$73,712,885

(a)	Variable or Floating Rate Security. Rate disclosed is as of September 30, 2012. Date shown represents final maturity date.
(b)	Rate disclosed is the seven day yield as of September 30, 2012.

AGM — Assured Guaranty Municipal Corp.

BAN — Bond Anticipation Note

G.O. — General Obligation

LOC — Letter of Credit

MBIA — Municipal Bond Insurance Association

SPA — Standby Purchase Agreement

Huntington Money Market Fund

Portfolio of Investments (Unaudited)

September 30, 2012

Principal Amount or Shares		Value
U.S. Government Agencies — 20.6%

Federal Farm Credit Bank — 10.1%
$ 12,650,000	0.206%, 2/20/13 (a)	$12,651,454
10,000,000	0.246%, 3/6/13 (a)	10,001,276
10,000,000	0.196%, 4/16/13 (a)	10,000,535
10,000,000	0.190%, 6/20/13 (a)	9,999,275

		42,652,540

Federal Home Loan Bank — 8.3%
10,000,000	0.180%, 5/6/13 (a)	9,999,396
10,000,000	0.200%, 6/18/13 (a)	10,000,000
15,000,000	0.180%, 7/12/13 (a)	14,998,813

		34,998,209

Federal Home Loan Mortgage Corporation — 2.2%
9,365,000	0.375%, 11/30/12	9,368,664

Total U.S. Government Agencies (Cost $87,019,413)		87,019,413

Commercial Papers — 20.1%
5,000,000	Australia & New Zealand Banking Group Ltd., 0.267%, 11/26/12 (b) (c)	4,999,856
10,000,000	Australia & New Zealand Banking Group Ltd., 0.552%, 10/24/12 (b) (c)	10,000,000
5,000,000	Bank of Nova Scotia/New York 0.288%, 1/23/13	4,995,487
5,000,000	Coca-Cola Co./The, 0.221%, 12/7/12	4,997,953
15,000,000	Commonwealth Bank of Australia, 0.313%, 2/4/13	14,983,725
5,000,000	Dell, Inc., 0.156%, 10/10/12	4,999,787
5,000,000	Emerson Electric Co., 0.109%, 10/9/12	4,999,867
5,000,000	HSBC Bank PLC, 0.626%, 10/1/12	5,000,000
5,000,000	McDonald’s Corp., 0.139%, 11/13/12	4,999,164
5,000,000	Medtronic, Inc., 0.151%, 12/13/12	4,998,479
5,000,000	Merck & Co., 0.112%, 10/12/12	4,999,817
10,000,000	National Australia Funding Delaware, Inc., 0.283%, 1/28/13	9,990,744
5,000,000	Procter & Gamble, 0.139%, 11/13/12	4,999,164

Total Commercial Papers (Cost $84,964,043)		84,964,043

Repurchase Agreements — 19.8%
53,816,000	Morgan Stanley, 0.180%, dated 9/28/12, due 10/1/12, repurchase price $53,816,807 (collateralized by Freddie Mac, 1.000%, 9/29/17, market value $54,857,446)	53,816,000
30,000,000	TD Securities, 0.180%, dated 9/28/12, due 10/1/12, repurchase price $30,000,450 (collateralized by Fannie Mae, 2.250%, 3/15/16, market value $30,577,835)	30,000,000

Total Repurchase Agreements (Cost $83,816,000)		83,816,000

Municipal Bonds — 14.2%

Kentucky — 2.3%
9,600,000	Carroll County, KY, Solid Waste Disposal Revenue, BPB Acquisition Project, (LOC - Bank of America N.A.), AMT, 0.200%, 5/1/31 (a)	9,600,000
New York — 1.4%
6,000,000	New York State Local Government Assistance Corp. Revenue, Series B, (SPA - JPMorgan Chase Bank), 0.140%, 4/1/21 (a)	6,000,000
North Carolina — 3.4%
4,500,000	Charlotte, NC, Special Obligation Revenue, Uptown Project, (SPA - Wachovia Bank N.A.), 0.210%, 6/1/21 (a)	4,500,000
4,700,000	North Carolina Capital Facilities Finance Agency Education Facilities Revenue, (LOC - Branch Banking & Trust), 0.180%, 10/1/34 (a)	4,700,000
5,000,000	Winston-Salem, NC, Water & Sewer Systems Revenue, Series B, (SPA - Branch Banking & Trust), 0.170%, 6/1/30 (a)	5,000,000

		14,200,000

Ohio — 5.9%
5,000,000	Franklin County, OH, Hospital Revenue, OhioHealth Facilities, Series B, (SPA - Barclays Bank PLC), 0.170%, 11/15/41 (a)	5,000,000
5,000,000	Hamilton County, OH, Hospital Facilities Revenue, 0.180%, 5/15/37 (a)	5,000,000
15,000,000	Ohio State Housing Finance Agency Residential Mortgage Revenue, Series I, (SPA - Citibank N.A.), AMT, 0.230%, 9/1/36 (a)	15,000,000

		25,000,000

Texas — 1.2%
5,000,000	Texas State Department of Housing & Community Affairs Multifamily Housing Revenue, (LOC - Citibank N.A.), AMT, 0.190%, 5/1/40 (a)	5,000,000

Total Municipal Bonds(Cost $59,800,000)		59,800,000

Corporate Bonds — 8.6%

Financials — 7.4%
5,666,000	General Electric Capital Corp., Series A, GMTN, 5.250%, 10/19/12	5,679,377
5,000,000	Golden West Financial Corp., 4.750%, 10/1/12	5,000,000

Principal Amount or Shares		Value
5,000,000	John Deere Capital Corp., MTN, 5.250%, 10/1/12	5,000,000
7,700,000	JPMorgan Chase & Co., Series 3, 0.617%, 12/26/12 (FDIC Guaranteed) (a)	7,709,836
5,095,000	JPMorgan Chase & Co., MTN, 1.077%, 2/26/13 (a)	5,108,169
3,000,000	Westpac Banking Corp., 0.901%, 4/8/13 (a) (c)	3,009,161

		31,506,543

Industrials — 1.2%
5,000,000	Caterpillar, Inc., Series B, 0.535%, 11/21/12 (a)	5,001,837

Total Corporate Bonds(Cost $36,508,380)		36,508,380

Cash Equivalents — 8.3%
30,000,000	Fidelity Institutional Money Market Portfolio, 0.200% (d)	30,000,000
5,000,000	Flex-Funds - The Money Market Fund, Institutional Class, 0.170% (d)	5,000,000

Total Cash Equivalents(Cost $35,000,000)		35,000,000

Yankee Certificates of Deposit — 8.3%
15,000,000	Bank of Montreal, 0.160%, 10/23/12 (a)	15,000,000
10,000,000	Bank of Nova Scotia/Houston, 0.270%, 2/15/13 (a)	10,000,000
10,000,000	Toronto Dominion Bank, 0.443%, 2/4/13 (a)	10,000,000

Total Yankee Certificates of Deposit (Cost $35,000,000)		35,000,000

Total Investments (Cost $422,107,836) — 99.9%		422,107,836

Other Assets in Excess of Liabilities — 0.1%		333,664

Net Assets — 100.0%		$422,441,500

(a)	Variable or Floating Rate Security. Rate disclosed is as of September 30, 2012. Date shown represents final maturity date.
(b)	Illiquid security.
(c)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Rate disclosed is the seven day yield as of September 30, 2012.

AMT — Subject to alternative minimum tax

FDIC — Federal Deposit Insurance Corporation

GMTN — Global Medium Term Note

LOC — Letter of Credit

MTN — Medium Term Note

SPA — Standby Purchase Agreement

Huntington Ohio Municipal Money Market Fund

Portfolio of Investments (Unaudited)

September 30, 2012

Principal Amount or Shares		Value
Municipal Bonds — 99.6%

Ohio — 99.6%
$150,000	Ada, OH, Exempted School District, G.O., 1.000%, 12/1/12	$150,124
500,000	Akron, OH, Health Benefit Claims, BAN, 1.375%, 3/14/13	501,618
3,615,000	Allen County, OH, Hospital Facilities Revenue, Catholic Healthcare, Series B, (LOC - JPMorgan Chase Bank), 0.170%, 10/1/31 (a)	3,615,000
630,000	Allen County, OH, Hospital Facilities Revenue, Catholic Healthcare, Series A, (LOC - Bank of America N.A.), 0.210%, 10/1/31 (a)	630,000
270,000	Alliance, OH, Refunding Various Purpose Improvements, G.O., 1.000%, 12/1/12	270,223
1,500,000	Bath, OH, Local School District, G.O., 1.250%, 11/15/12	1,501,464
1,135,000	Butler County, OH, Capital Funding Revenue Bond, Series A, (LOC - U.S. Bank N.A.), 0.160%, 6/1/35 (a)	1,135,000
245,000	Cleveland, OH, Municipal School District, G.O., (SPA - student credit program), 2.000%, 12/1/12	245,426
2,715,000	Cleveland, OH, Cuyahoga County Port Authority Revenue, (LOC - JPMorgan Chase Bank), 0.160%, 1/1/37 (a)	2,715,000
3,040,000	Cleveland, OH, Cuyahoga County Port Authority Revenue, Carnegie/96th Research Building Project, (LOC - JPMorgan Chase Bank), 0.190%, 1/1/37 (a)	3,040,000
550,000	Cleveland, OH, Cuyahoga County Port Authority Educational Facilities Revenue, (LOC - JPMorgan Chase Bank), 0.200%, 4/1/38 (a)	550,000
3,435,000	Columbus, OH, Regional Airport Authority Capital Funding Revenue, (LOC - U.S. Bank N.A.), 0.160%, 7/1/35 (a)	3,435,000
4,675,000	Columbus, OH, G.O., Series 1, 0.160%, 12/1/26 (a)	4,675,000
945,000	Columbus, OH, Regional Airport Authority Revenue, Series A, (LOC - U.S. Bank N.A.), 0.160%, 3/1/34 (a)	945,000
370,000	Columbus, OH, Regional Airport Authority Capital Funding Revenue, (LOC - U.S. Bank N.A.), 0.160%, 12/1/36 (a)	370,000
5,030,000	Cuyahoga County, OH, Revenue, Cleveland Clinic - Subseries B3, (SPA - Bank of America N.A.), 0.170%, 1/1/39 (a)	5,030,000
5,100,000	Cuyahoga County, OH, Revenue, Cleveland Clinic - Subseries B1, (SPA - JPMorgan Chase Bank), 0.160%, 1/1/39 (a)	5,100,000
1,000,000	Deerfield Township, OH, Various Purposes, G.O., 1.250%, 11/1/12	1,000,420
400,000	East Knox, OH, Local School District, G.O., 1.750%, 2/7/13	401,753
1,100,000	Elyria, OH, G.O., 1.000%, 6/6/13	1,102,967
1,000,000	Euclid, OH, Various Purposes, G.O., 1.250%, 6/13/13	1,003,465
200,000	Fairless, OH, Local School District, G.O., 2.000%, 12/1/12	200,516
1,135,000	Franklin County, OH, Industrial Development Revenue, (SPA - JPMorgan Chase Bank), 0.180%, 11/1/14 (a)	1,135,000
700,000	Franklin County, OH, Hospital Revenue, U.S. Health Corp., Series A, (LOC - Citibank N.A.), 0.160%, 12/1/21 (a)	700,000
150,000	Franklin County, OH, Nationwide Hospital Revenue, Series G, (SPA - JPMorgan Chase Bank), 0.160%, 5/1/29 (a)	150,000
5,000,000	Franklin County, OH, OhioHealth Facilities Revenue, Series A, (SPA - Barclays Bank PLC), 0.170%, 11/15/41 (a)	5,000,000
2,055,000	Hamilton County, OH, Economic Development Revenue, Samual W. Bell Home for Sightless, Inc. Project, (LOC - U.S. Bank N.A.), 0.180%, 4/1/22 (a)	2,055,000
4,990,000	Hamilton County, OH, Parking Facility Improvements Revenue, (LOC - U.S. Bank N.A.), 0.200%, 12/1/26 (a)	4,990,000
1,210,000	Hamilton County, OH, Hospital Facilities Revenue, Children’s Hospital Medical Center, (LOC - JPMorgan Chase Bank), 0.170%, 5/15/28 (a)	1,210,000

Principal Amount or Shares		Value
200,000	Hebron, OH, Waterworks Revenue, 1.500%, 12/1/12	200,332
110,000	Independence, OH, Local School District, G.O., 1.000%, 12/1/12	110,091
5,600,000	Kent State University, OH, General Receipts Revenue, (Various), Series B, (LOC - Bank of America N.A.), 0.210%, 5/1/32 (a)	5,600,000
205,000	Licking Heights, OH, Local School District, G.O., 2.000%, 12/1/12	205,476
750,000	Maple Heights, OH, City School District, G.O., 1.250%, 4/11/13	752,549
255,000	Martins Ferry, OH, City School District, G.O., 1.000%, 12/1/12	255,169
1,150,000	Marysville, OH, Firestation Construction Notes, G.O., 1.250%, 10/25/12	1,150,449
1,550,000	Marysville, OH, Various Purposes, G.O., 1.000%, 8/28/13	1,556,286
100,000	Maumee, OH, Fallen Timbers Capital Improvements, G.O., 2.000%, 12/1/12	100,249
150,000	Medina County, OH, Library District, G.O., 2.000%, 12/1/12	150,373
1,200,000	Montgomery County, OH, Revenue, Various Catholic Health, Series B-1, (SPA - Bank of NY Mellon), 0.170%, 3/1/27 (a)	1,200,000
4,450,000	Montgomery County, OH, Revenue, Miami Valley Hospital, Series B, (SPA - JPMorgan Chase Bank), 0.190%, 11/15/45 (a)	4,450,000
5,400,000	Montgomery County, OH, Revenue, Miami Valley Hospital, Series C, (SPA - JPMorgan Chase Bank), 0.160%, 11/15/45 (a)	5,400,000
500,000	Morrow County, OH, G.O., 1.500%, 1/17/13	501,468
525,000	Newark, OH, Various Purposes, G.O., 1.300%, 10/3/12	525,024
1,060,000	Ohio Air Quality Development Authority Refunding Revenue, Series B, (LOC - UBS AG), 0.170%, 3/1/23 (a)	1,060,000
5,100,000	Ohio Air Quality Development Authority Refunding Revenue, Series B, (LOC - Bank of Nova Scotia), 0.150%, 2/1/26 (a)	5,100,000
400,000	Ohio Housing Finance Agency Multifamily Revenue, (Housing Chambrel at Montrose), Series F, (Fannie Mae Ins.), 0.170%, 11/15/32 (a)	400,000
4,150,000	Ohio State, Infrastructure Improvements , G.O., Series B, 0.150%, 8/1/17 (a)	4,150,000
8,740,000	Ohio State, Infrastructure Improvements , G.O., Series D, 0.150%, 2/1/19 (a)	8,740,000
2,000,000	Ohio State, Infrastructure Improvements , G.O., Series A, 0.150%, 2/1/23 (a)	2,000,000
420,000	Ohio State, School Improvements, G.O., Series A, 0.160%, 3/15/25 (a)	420,000
2,820,000	Ohio State, G.O., Series B, 0.180%, 3/15/25 (a)	2,820,000
7,570,000	Ohio State, G.O., Series C, 0.140%, 6/15/26 (a)	7,570,000
6,250,000	Ohio State Higher Educational Facilities Revenue , Series B-4, (SPA - Huntington National Bank), 0.150%, 1/1/43 (a)	6,250,000
925,000	Ohio State Higher Educational Facilities Revenue, Xavier University Project, (LOC - U.S. Bank N.A.), 0.150%, 5/1/15 (a)	925,000
1,335,000	Ohio State Higher Educational Facilities Revenue, Marietta College Project, (LOC - JPMorgan Chase Bank), 0.180%, 12/1/24 (a)	1,335,000
480,000	Ohio State Higher Educational Facilities Revenue, Marietta College Project, (LOC - JPMorgan Chase Bank), 0.190%, 12/1/32 (a)	480,000
650,000	Ohio State Higher Educational Facilities Revenue, Dominican University Project, (LOC - JPMorgan Chase Bank), 0.180%, 12/1/37 (a)	650,000
5,700,000	Ohio State Higher Educational Facilities Revenue, Case Western Reserve, Series B-2, (LOC - Bank of America N.A.), 0.180%, 12/1/44 (a)	5,700,000
500,000	Ohio State Higher Educational Facilities Revenue, Case Western Reserve, Series B-1, (LOC - Bank of America N.A.), 0.190%, 12/1/44 (a)	500,000
4,665,000	Ohio State University, Infrastructure Improvements , G.O., Series B, 0.160%, 8/1/21 (a)	4,665,000
3,560,000	Ohio State University, General Receipts Revenue, (SPA - Huntington National Bank), 0.140%, 12/1/27 (a)	3,560,000
110,000	Ohio State University, Revenue, Series B, 0.140%, 12/1/28 (a)	110,000

Principal Amount or Shares		Value
2,200,000	Ohio State University, Revenue, Series B, 0.160%, 6/1/35 (a)	2,200,000
425,000	Olmsted Falls, OH, City School District, G.O., 1.800%, 12/6/12	425,606
100,000	Perry County, OH, Various Purposes, G.O., 2.000%, 12/1/12	100,207
265,000	Springfield, OH, Various Purposes, G.O., 2.000%, 12/1/12	265,569
5,000,000	Union Township, Clermont County, OH, Various Purposes, G.O., 1.000%, 9/11/13	5,025,875
1,815,000	Vermilion, OH, Various Purposes, G.O., 1.625%, 10/25/12	1,815,736
250,000	Wapakoneta, OH, City School District, G.O., 1.500%, 5/1/13	251,226

Total Municipal Bonds (Cost $141,534,661)		141,534,661

Cash Equivalents — 0.3%
454,286	Fidelity Institutional Tax-Exempt Money Market Portfolio, Class I 0.010% (b)	454,286

Total Cash Equivalents (Cost $454,286)		454,286

Total Investments (Cost $141,988,947) — 99.9%		141,988,947

Other Assets in Excess of Liabilities — 0.1%		103,554

Net Assets — 100.0%		$142,092,501

(a)	Variable or Floating Rate Security. Rate disclosed is as of September 30, 2012. Data shown represents final maturity date.
(b)	Rate disclosed is the seven day yield as of September 30, 2012.

BAN — Bond Anticipation Note

G.O.— General Obligation

LOC — Letter of Credit

MBIA — Municipal Bond Insurance Association

SPA — Standby Purchase Agreement

Huntington U.S. Treasury Money Market Fund

Portfolio of Investments (Unaudited)

September 30, 2012

Principal Amount		Value
U.S. Treasury Obligations — 62.9%

U.S. Treasury Bills — 62.9%
$ 15,000,000	0.090%, 10/4/12	$14,999,857
5,000,000	0.050%, 10/11/12	4,999,917
15,000,000	0.070%, 10/18/12	14,999,483
20,000,000	0.100%, 10/25/12	19,998,623
25,000,000	0.110%, 11/1/12	24,997,718
5,000,000	0.150%, 11/15/12	4,999,078
20,000,000	0.120%, 12/13/12	19,995,133
25,000,000	0.100%, 12/27/12	24,993,946
10,000,000	0.150%, 1/10/13	9,995,932
15,000,000	0.100%, 1/17/13	14,995,725
10,000,000	0.140%, 1/24/13	9,995,528
10,000,000	0.140%, 2/7/13	9,995,163
10,000,000	0.140%, 3/14/13	9,993,850

Total U.S. Treasury Obligations (Cost $184,959,953)		184,959,953

Repurchase Agreements — 37.1%
30,000,000	Barclays Capital, 0.07%, dated 9/24/12, due 10/1/12, repurchase price $30,000,408 (collateralized by U.S. Treasury Notes, 1.500%, 12/31/13, market value $30,499,226)	30,000,000
30,000,000	Goldman Sachs, 0.10%, dated 9/24/12, due 10/2/12, repurchase price $30,000,667 (collateralized by U.S. Treasury Bonds, 4.375%, 2/15/38, market value $30,827,263)	30,000,000
19,272,900	Morgan Stanley, 0.17%, dated 9/28/12, due 10/1/12, repurchase price $19,273,173 (collateralized by U.S. Treasury Notes, 2.375%, 9/30/14, market value $19,756,855)	19,272,900
30,000,000	TD Securities, 0.17%, dated 9/26/12, due 10/3/12, repurchase price $30,000,992 (collateralized by U.S. Treasury Notes, 1.750%, 1/31/14, market value $30,529,215)	30,000,000

Total Repurchase Agreements (Cost $109,272,900)		109,272,900

Total Investments (Cost $294,232,853) — 100.0%		294,232,853

Liabilities in Excess of Other Assets — (0.0)%		(43,881)

Net Assets — 100.0%		$294,188,972

Huntington Disciplined Equity Fund

Portfolio of Investments (Unaudited)

September 30, 2012

Shares		Value
Common Stocks — 94.4%

Consumer Discretionary — 8.4%
4,000	Amazon.com, Inc. (a) *	$1,017,280
33,000	Comcast Corp., Class A (a)	1,180,410
35,000	Ford Motor Co.	345,100
21,000	Home Depot, Inc./The (a)	1,267,770
11,000	McDonald’s Corp. (a)	1,009,250
20,000	News Corp.	496,000
5,000	NIKE, Inc., Class B (a)	474,550
8,000	Starbucks Corp.	406,000
6,000	Target Corp. (a)	380,820
9,000	Time Warner, Inc. (a)	407,970
21,700	Walt Disney Co./The	1,134,476

		8,119,626

Consumer Staples — 12.3%
22,000	Altria Group, Inc.	734,580
50,000	Coca-Cola Co./The (a)	1,896,500
2,500	Colgate-Palmolive Co.	268,050
5,700	Costco Wholesale Corp. (a)	570,712
10,500	CVS Caremark Corp. (a)	508,410
10,000	H.J. Heinz Co.	559,500
19,300	Mondelez International, Inc., Class A	798,055
18,000	PepsiCo, Inc. (a)	1,273,860
18,000	Philip Morris International, Inc. (a)	1,618,920
28,500	Procter & Gamble Co. (a)	1,976,760
10,000	Walgreen Co. (a)	364,400
18,000	Wal-Mart Stores, Inc. (a)	1,328,400

		11,898,147

Energy — 12.3%
4,800	Apache Corp. (a)	415,056
12,800	Baker Hughes, Inc.	578,944
20,000	Chevron Corp. (a)	2,331,200
13,700	ConocoPhillips (a)	783,366
4,500	Devon Energy Corp.	272,250
50,100	Exxon Mobil Corp. (a)	4,581,645
12,000	Halliburton Co.	404,280
1,500	National Oilwell Varco, Inc.	120,165
12,500	Occidental Petroleum Corp. (a)	1,075,750
6,850	Phillips 66	317,635
14,500	Schlumberger Ltd. (a)	1,048,785

		11,929,076

Financials — 11.4%
6,000	Allstate Corp./The	237,660
12,300	American Express Co. (a)	699,378
97,000	Bank of America Corp. (a)	856,510
17,000	Bank of New York Mellon Corp./The (a)	384,540
16,500	Berkshire Hathaway, Inc., Class B (a) *	1,455,300
6,700	Chubb Corp./The (a)	511,076
28,000	Citigroup, Inc. (a)	916,160
2,200	Goldman Sachs Group, Inc./The	250,096
45,500	JPMorgan Chase & Co. (a)	1,841,840
10,000	MetLife, Inc. (a)	344,600
30,000	Morgan Stanley	502,200
35,500	U.S. Bancorp (a)	1,217,650
54,000	Wells Fargo & Co. (a)	1,864,620

		11,081,630

Health Care — 10.9%
16,200	Abbott Laboratories	1,110,672
11,000	Amgen, Inc. (a)	927,520
4,900	Baxter International, Inc.	295,274
23,200	Bristol-Myers Squibb Co.	783,000
10,000	Eli Lilly & Co. (a)	474,100
6,000	Gilead Sciences, Inc. *	397,980
29,500	Johnson & Johnson (a)	2,032,845
9,000	Medtronic, Inc. (a)	388,080
32,000	Merck & Co., Inc. (a)	1,443,200
85,000	Pfizer, Inc. (a)	2,112,250
10,000	UnitedHealth Group, Inc. (a)	554,100

		10,519,021

Industrials — 9.0%
8,300	3M Co.	767,086
7,500	Boeing Co./The (a)	522,150
7,500	Caterpillar, Inc. (a)	645,300
10,000	Emerson Electric Co. (a)	482,700
2,500	FedEx Corp. (a)	211,550
5,500	General Dynamics Corp.	363,660
110,000	General Electric Co. (a)	2,498,100
8,500	Honeywell International, Inc. (a)	507,875
2,000	Lockheed Martin Corp.	186,760
3,000	Norfolk Southern Corp.	190,890
5,000	Union Pacific Corp. (a)	593,500
13,500	United Parcel Service, Inc., Class B	966,195
10,000	United Technologies Corp. (a)	782,900

		8,718,666

Information Technology — 23.2%
5,000	Accenture PLC, Class A	350,150
10,300	Apple, Inc. (a)	6,872,778
60,000	Cisco Systems, Inc. (a)	1,145,400
15,000	Dell, Inc.	147,900
13,000	eBay, Inc. (a) *	629,330
21,700	EMC Corp. (a) *	591,759
2,700	Google, Inc., Class A (a) *	2,037,150
18,000	Hewlett-Packard Co.	307,080
50,000	Intel Corp. (a)	1,134,000
12,200	International Business Machines Corp. (a)	2,530,890
1,000	MasterCard, Inc., Class A (a)	451,480
85,000	Microsoft Corp. (a)	2,531,300
43,000	Oracle Corp. (a)	1,354,070
18,500	QUALCOMM, Inc. (a)	1,156,065
10,000	Texas Instruments, Inc.	275,500
7,000	Visa, Inc., Class A (a)	939,960

		22,454,812

Materials — 1.9%
10,000	Dow Chemical Co./The (a)	289,600
10,500	Du Pont (E.I.) de Nemours & Co. (a)	527,835
10,500	Freeport-McMoRan Copper & Gold, Inc.	415,590
7,000	Monsanto Co. (a)	637,140

		1,870,165

Real Estate Investment Trusts — 0.3%
2,000	Simon Property Group, Inc.	303,620

Telecommunication Services — 3.9%
76,000	AT&T, Inc.	2,865,200
20,000	Verizon Communications, Inc. (a)	911,400

		3,776,600

Utilities — 0.8%
7,000	Exelon Corp.	249,060
1,000	NextEra Energy, Inc.	70,330
9,000	Southern Co.	414,810

		734,200

Total Common Stocks (Cost $74,687,658)		91,405,563

Exchange-Traded Funds — 0.2%
6,400	Utilities Select Sector SPDR Fund	232,960

Total Exchange-Traded Funds (Cost $196,570)		232,960

Options Purchased — 1.4%
200	S&P 100 Index, Put @ $640, Expiring October 2012	40,000

Shares		Value
600	S&P 100 Index, Put @ $650, Expiring November 2012	510,000
400	S&P 100 Index, Put @ $650, Expiring October 2012	148,000
250	S&P 100 Index, Put @ $660, Expiring December 2012	447,500
250	S&P 100 Index, Put @ $660, Expiring October 2012	167,500

Total Options Purchased (Cost $3,166,607)		1,313,000

Cash Equivalents — 5.3%
2,821,162	Huntington Money Market Fund, Interfund Shares, 0.010% (b) (c)	2,821,162

2,324,440	Huntington Money Market Fund, Trust Shares, 0.010% (b) (c)	2,324,440

Total Cash Equivalents (Cost $5,145,602)		5,145,602

Total Investments (Cost $83,196,437) — 101.3%		98,097,125

Liabilities in Excess of Other Assets — (1.3)%		(1,233,011)

Net Assets — 100.0%		$96,864,114

(a)	All or a portion of the security is held as collateral for written call options.
(b)	Investment in affiliate.
(c)	Rate disclosed is the seven day yield as of September 30, 2012.
*	Non-income producing security.

Huntington Dividend Capture Fund

Portfolio of Investments (Unaudited)

September 30, 2012

Shares		Value
Common Stocks — 76.7%

Consumer Discretionary — 6.3%
41,500	American Eagle Outfitters, Inc.	$874,820
70,000	D.R. Horton, Inc. (a)	1,444,800
57,000	Genuine Parts Co.	3,478,710
205,750	Hillenbrand, Inc.	3,742,592
28,500	Polaris Industries, Inc.	2,304,795

		11,845,717

Consumer Staples — 4.9%
17,000	Colgate-Palmolive Co.	1,822,740
52,000	ConAgra Foods, Inc.	1,434,680
128,750	Kroger Co./The	3,030,775
32,750	Philip Morris International, Inc.	2,945,535

		9,233,730

Energy — 13.9%
72,000	Cenovus Energy, Inc.	2,509,200
14,750	Chevron Corp.	1,719,260
57,500	ConocoPhillips	3,287,850
148,000	Crosstex Energy LP	2,279,200
79,000	Enbridge Energy Partners LP	2,325,760
31,000	Exxon Mobil Corp.	2,834,950
37,000	Linn Energy LLC (b)	1,525,880
15,000	Magellan Midstream Partners LP	1,311,900
73,750	Marathon Oil Corp.	2,180,788
10,000	Plains All American Pipeline LP	882,000
35,250	Royal Dutch Shell PLC ADR	2,446,702
44,500	Sunoco Logistics Partners LP	2,075,925
16,000	Williams Partners LP	874,880

		26,254,295

Financials — 17.4%
40,500	American Financial Group, Inc.	1,534,950
82,500	Arthur J Gallagher & Co.	2,955,150
67,500	Bank of Hawaii Corp.	3,079,350
56,500	Bank of Montreal (b)	3,335,760
53,000	Cullen/Frost Bankers, Inc.	3,043,790
126,000	Federated Investors, Inc., Class B (b)	2,606,940
34,000	JPMorgan Chase & Co.	1,376,320
40,000	NYSE Euronext	986,000
91,000	Principal Financial Group, Inc.	2,451,540
44,000	Royal Bank of Canada (b)	2,526,040
26,750	Toronto-Dominion Bank/The (b)	2,229,345
32,000	U.S. Bancorp	1,097,600
91,250	Waddell & Reed Financial, Inc., Class A	2,990,262
75,000	Wells Fargo & Co.	2,589,750

		32,802,797

Health Care — 4.8%
23,000	Abbott Laboratories	1,576,880
29,000	AstraZeneca PLC ADR	1,387,940
30,000	Becton, Dickinson & Co.	2,356,800
38,500	Bristol-Myers Squibb Co.	1,299,375
30,000	Cardinal Health, Inc.	1,169,100
28,750	Merck & Co., Inc.	1,296,625

		9,086,720

Industrials — 6.3%
26,750	3M Co.	2,472,235
42,000	Brady Corp., Class A	1,229,760
113,000	CSX Corp.	2,344,750
22,000	Rockwell Automation, Inc.	1,530,100
42,500	Rockwell Collins, Inc.	2,279,700
63,000	Waste Management, Inc.	2,021,040

		11,877,585

Information Technology — 5.7%
110,750	Cisco Systems, Inc.	2,114,218
10,000	Harris Corp. (a)	512,200
125,000	Intel Corp.	2,835,000
61,500	Microsoft Corp.	1,831,470
63,250	Paychex, Inc. (b)	2,105,593
81,299	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	1,286,150

		10,684,631

Materials — 2.1%
37,750	Freeport-McMoRan Copper & Gold, Inc.	1,494,145
6,500	Sensient Technologies Corp.	238,940
71,000	Sonoco Products Co.	2,200,290

		3,933,375

Real Estate Investment Trusts — 8.9%
10,000	EastGroup Properties, Inc.	532,000
31,000	Entertainment Properties Trust	1,377,330
20,000	HCP, Inc.	889,600
46,000	Highwoods Properties, Inc.	1,500,520
16,000	Home Properties, Inc.	980,320
98,000	Kimco Realty Corp.	1,986,460
52,000	Liberty Property Trust	1,884,480
53,500	Mack-Cali Realty Corp.	1,423,100
14,250	Mid-America Apartment Communities, Inc.	930,668
21,500	National Health Investors, Inc.	1,105,960
72,000	Omega Healthcare Investors, Inc.	1,636,560
22,000	ProLogis, Inc.	770,660
4,000	Simon Property Group, Inc.	607,240
19,000	Ventas, Inc.	1,182,750

		16,807,648

Telecommunication Services — 3.0%
32,000	AT&T, Inc.	1,206,400
35,000	CenturyLink, Inc.	1,414,000
67,500	Verizon Communications, Inc.	3,075,975

		5,696,375

Utilities — 3.4%
90,000	CMS Energy Corp.	2,119,500
94,000	Hawaiian Electric Industries, Inc.	2,473,140
61,500	PPL Corp.	1,786,575

		6,379,215

Total Common Stocks (Cost $136,606,403)		144,602,088

Preferred Stocks — 17.6%

Financials — 10.4%
45,000	Allianz SE, 8.375%	1,156,500
50,000	American Financial Group, Inc., 7.000%	1,373,000
54,200	Ameriprise Financial, Inc., 7.750%	1,495,378
15,000	Axis Capital Holdings Ltd., Series C, 6.875%	403,500
75,690	Charles Schwab Corp./The, Series B, 6.000%	1,978,537
50,000	Credit Suisse Guernsey, 7.900% (b)	1,297,000
70,000	JPMorgan Chase Capital XXIX, 6.700%	1,820,000
59,000	KKR Financial Holdings LLC, 8.375% (b)	1,675,600
75,000	M&T Capital Trust IV, 8.500%	1,926,750
60,000	PartnerRe Ltd., Series E, 7.250%	1,644,000
65,000	Prudential Financial, Inc., 9.000%	1,697,800
35,000	Raymond James Financial, Inc., 6.900%	961,100
85,000	Wells Fargo Capital Trust XII, 7.875%	2,194,700

		19,623,865

Shares		Value
Real Estate Investment Trusts — 3.0%
95,000	Kimco Realty Corp., Series G, 7.750%	2,415,850
30,000	Realty Income Corp., Series F, 6.625%	798,600
87,000	Vornado Realty LP, 7.875%	2,388,150

		5,602,600

Telecommunication Services — 0.8%
54,333	Qwest Corp., 7.500%	1,460,471

Utilities — 3.4%
100,000	Dominion Resources, Inc., Class A, 8.375%	2,785,000
90,000	NextEra Energy Capital Holdings, Inc., Series F, 8.750%	2,479,500
47,600	Xcel Energy, Inc., 7.600%	1,229,508

		6,494,008

Total Preferred Stocks (Cost $32,723,967)		33,180,944

Exchange-Traded Funds — 3.3%
41,250	iShares S&P 500 Value Index Fund (b)	2,713,837
113,000	Technology Select Sector SPDR Fund (b)	3,483,790

Total Exchange-Traded Funds (Cost $4,627,936)		6,197,627

Cash Equivalents — 2.1%
3,845,682	Huntington Money Market Fund, Interfund Shares, 0.010% (c) (d)	3,845,682

Total Cash Equivalents (Cost $3,845,682)		3,845,682

Short-Term Securities Held as Collateral for Securities Lending — 7.8%
14,763,444	Fidelity Institutional Money Market Portfolio, Institutional Class, 0.200% (d)	14,763,444

Total Short-Term Securities Held as Collateral for Securities Lending (Cost $14,763,444)		14,763,444

Total Investments (Cost $192,567,432) — 107.5%		202,589,785

Liabilities in Excess of Other Assets — (7.5)%		(14,053,915)

Net Assets — 100.0%		$188,535,870

(a)	All or a portion of the security is held as collateral for written call options.
(b)	All or a portion of the security was on loan as of September 30, 2012. The total value of securities on loan as of September 30, 2012 was $14,351,556.
(c)	Investment in affiliate.
(d)	Rate disclosed is the seven day yield as of September 30, 2012.

ADR — American Depositary Receipt

Huntington Global Select Markets Fund

Portfolio of Investments (Unaudited)

September 30, 2012

Principal Amount or Shares		Value
Common Stocks — 87.8%

Argentina — 2.2%

Information Technology — 2.2%
11,000	MercadoLibre, Inc.	$908,050

Brazil — 11.3%

Consumer Discretionary — 3.4%
115,546	Lojas Americanas SA	896,739
120,000	Restoque Comercio e Confeccoes de Roupas SA	540,700

		1,437,439

Energy — 1.9%
35,000	Petroleo Brasileiro SA ADR	802,900

Financials — 4.6%
55,000	Banco Bradesco SA ADR (a)	883,850
170,000	BM&FBOVESPA SA	1,022,160

		1,906,010

Health Care — 1.4%
108,000	OdontoPrev SA	600,975

		4,747,324

Canada — 2.1%

Materials — 2.1%
20,000	Potash Corporation of Saskatchewan, Inc.	868,400

Cayman Islands — 2.8%

Consumer Discretionary — 2.8%
440,000	Wynn Macau Ltd. *	1,188,792

China — 9.0%

Energy — 2.2%
500,000	China Oilfield Services Ltd.	910,487

Financials — 2.8%
900,000	Bank of China Ltd.	342,400
1,200,000	China Construction Bank Corp.	832,593

		1,174,993

Information Technology — 4.0%
8,800	Baidu, Inc. ADR *	1,028,016
12,000	NetEase, Inc. ADR *	673,680

		1,701,696

		3,787,176

Hong Kong — 1.5%

Information Technology — 1.5%
390,000	Digital China Holdings Ltd.	621,659

India — 15.2%

Consumer Discretionary — 1.9%
50,000	Mahindra & Mahindra Ltd.	817,915

Consumer Staples — 1.5%
60,000	Hindustan Unilever Ltd.	619,580

Energy — 1.1%
150,000	Petronet LNG Ltd.	448,212

Financials — 4.1%
27,000	ICICI Bank Ltd. ADR	1,083,780
160,000	Rural Electrification Corp. Ltd.	660,613

		1,744,393

Health Care — 4.1%
55,000	Lupin Ltd.	620,077
85,000	Sun Pharmaceutical Industries Ltd.	1,118,459

		1,738,536

Information Technology — 1.9%
32,000	Tata Consultancy Services Ltd.	784,502

Materials — 0.6%
105,000	Hindalco Industries Ltd.	239,756

		6,392,894

Indonesia — 7.9%

Health Care — 1.4%
1,200,000	Kalbe Farma Tbk PT	589,342

Industrials — 1.8%
360,151	United Tractors Tbk PT	779,010

Materials — 2.3%
3,200,000	Holcim Indonesia Tbk PT	952,978

Telecommunication Services — 1.2%
13,000	Telekomunikasi Indonesia Tbk PT ADR	506,090

Utilities — 1.2%
1,200,000	Perusahaan Gas Negara PT	517,241

		3,344,661

Mexico — 1.7%

Consumer Staples — 1.7%
8,000	Fomento Economico Mexicano SAB de CV ADR	735,840

Poland — 3.9%

Financials — 2.5%
3,200	Bank Pekao SA (a)	157,633
9,000	Bre Bank SA (a) *	887,245

		1,044,878

Utilities — 1.4%
100,000	Polska Grupa Energetyczna SA	577,511

		1,622,389

Republic of South Korea — 13.6%

Consumer Discretionary — 5.1%
83,000	Dong Ah Tire & Rubber Co. Ltd.	1,168,247
4,300	Hyundai Motor Co.	974,566

		2,142,813

Consumer Staples — 2.7%
2,000	LG Household & Health Care Ltd.	1,142,210

Financials — 1.9%
75,480	Korean Reinsurance Co.	804,438

Principal Amount or Shares		Value
Industrials — 1.5%
2,750	Hyundai Heavy Industries Co. Ltd.	624,505

Information Technology — 2.4%
850	Samsung Electronics Co. Ltd.	1,028,978

		5,742,944

Russian Federation — 1.1%

Telecommunication Services — 1.1%
27,000	Mobile Telesystems OJSC ADR	473,040

Taiwan — 6.7%

Financials — 2.0%
782,687	Fubon Financial Holding Co. Ltd.	851,298

Materials — 4.7%
929,949	Asia Cement Corp.	1,174,762
275,000	Formosa Plastics Corp.	785,741

		1,960,503

		2,811,801

United Kingdom — 2.4%

Financials — 1.3%
26,000	Diverse Income Trust PLC/The	532,493

Materials — 1.1%
10,000	Rio Tinto PLC ADR	467,600

		1,000,093

United States — 6.4%

Energy — 3.9%
5,000	EOG Resources, Inc.	560,250
15,000	Schlumberger Ltd.	1,084,950

		1,645,200

Information Technology — 1.6%
1,000	Apple, Inc.	667,260

Materials — 0.9%
10,000	Freeport-McMoRan Copper & Gold, Inc.	395,800

		2,708,260

Total Common Stocks (Cost $37,387,024)		36,953,323

Exchange-Traded Funds — 6.7%
22,000	iShares FTSE China 25 Index Fund	761,420
75,000	iShares MSCI Malaysia Index Fund	1,092,750
34,000	Market Vectors Russia ETF	978,860

Total Exchange-Traded Funds (Cost $2,796,896)		2,833,030

Corporate Bonds — 2.1%

Australia — 1.6%

Financials — 1.6%
600,000	Goldman Sachs Group, Inc./The, 7.750%, 11/23/16 (b)	680,601

Multi-Nationals — 0.5%
350,000	European Bank for Reconstruction & Development, Series E, MTN, 9.500%, 11/6/13 (c)	180,300

Total Corporate Bonds (Cost $818,670)		860,901

Closed-End Fund — 1.7%
30,000	The India Fund, Inc. (a)	697,200

Total Closed-End Fund (Cost $671,364)		697,200

Foreign Government Bonds — 1.5%

Indonesia — 1.5%
4,200,000,000	Indonesian Government, Series FR23, 11.000%, 12/15/12 (b)	444,079
1,700,000,000	Indonesian Government, Series FR55, 7.375%, 9/15/16 (b)	188,874

Total Foreign Government Bonds (Cost $679,982)		632,953

Cash Equivalents — 1.9%
800,218	Huntington Money Market Fund, Interfund Shares, 0.010% (d) (e)	800,218
50	Fidelity Institutional Money Market Portfolio, 0.200% (d)	50

Total Cash Equivalents (Cost $800,268)		800,268

Short-Term Securities Held as Collateral for Securities Lending — 4.6%
1,939,602	Fidelity Institutional Money Market Portfolio, Institutional Class, 0.200% (d)	1,939,602

Total Short-Term Securities Held as Collateral for Securities Lending (Cost $1,939,602)		1,939,602

Total Investments (Cost $45,093,806) — 106.3%		44,717,277

Liabilities in Excess of Other Assets — (6.3)%		(2,631,893)

Net Assets — 100.0%		$42,085,384

(a)	All or a portion of the security was on loan as of September 30, 2012. The total value of securities on loan as of September 30, 2012 was $1,866,355.
(b)	Foreign-denominated security. Principal amount is reported in applicable country’s currency.
(c)	Foreign-denominated security. Principal amount is reported in Indonesian Rupiah.
(d)	Rate disclosed is the seven day yield as of September 30, 2012.
(e)	Investment in affiliate.
*	Non-income producing security.

ADR — American Depositary Receipt

MTN — Medium Term Note

Huntington Growth Fund

Portfolio of Investments (Unaudited)

September 30, 2012

Shares		Value
Common Stocks — 91.9%

Consumer Discretionary — 5.6%
19,770	Home Depot, Inc./The	$1,193,515
7,350	Panera Bread Co., Class A *	1,256,042
30,770	Ross Stores, Inc.	1,987,742
28,240	Under Armour, Inc., Class A (a) *	1,576,639
11,860	VF Corp.	1,890,010

		7,903,948

Consumer Staples — 15.9%
90,890	Altria Group, Inc.	3,034,817
27,630	Church & Dwight Co., Inc.	1,491,744
25,320	Costco Wholesale Corp.	2,535,165
27,810	CVS Caremark Corp.	1,346,560
36,200	Fresh Market, Inc./The (a) *	2,171,276
62,520	Hain Celestial Group, Inc./The *	3,938,760
14,620	Philip Morris International, Inc.	1,314,923
30,850	Procter & Gamble Co.	2,139,756
45,020	Whole Foods Market, Inc.	4,384,948

		22,357,949

Energy — 11.4%
18,780	Chevron Corp.	2,188,997
40,870	Energy Transfer Partners LP (a)	1,739,836
45,680	Enterprise Products Partners LP	2,448,448
25,130	EOG Resources, Inc.	2,815,816
23,500	Exxon Mobil Corp.	2,149,075
57,570	Kinder Morgan, Inc.	2,044,886
36,850	Schlumberger Ltd.	2,665,360

		16,052,418

Financials — 2.9%
5,550	Goldman Sachs Group, Inc./The	630,924
37,120	JPMorgan Chase & Co.	1,502,618
9,820	PNC Financial Services Group, Inc.	619,642
39,480	Wells Fargo & Co.	1,363,244

		4,116,428

Health Care — 14.2%
37,890	Abbott Laboratories	2,597,738
48,840	Baxter International, Inc.	2,943,098
70,036	Express Scripts Holding Co. *	4,389,156
51,480	Gilead Sciences, Inc. *	3,414,668
21,650	Novo-Nordisk A/S ADR	3,416,586
46,100	Pfizer, Inc.	1,145,585
36,780	Stryker Corp.	2,047,175

		19,954,006

Industrials — 4.2%
25,990	Cummins, Inc.	2,396,538
25,270	Illinois Tool Works, Inc.	1,502,807
9,850	W.W. Grainger, Inc.	2,052,445

		5,951,790

Information Technology — 30.0%
24,020	Apple, Inc.	16,027,585
53,350	Broadcom Corp., Class A	1,844,843
82,610	Cirrus Logic, Inc. *	3,171,398
71,490	eBay, Inc. *	3,460,831
57,580	EMC Corp. *	1,570,207
3,320	Google, Inc., Class A *	2,504,940
110,490	Microsoft Corp.	3,290,392
55,680	QUALCOMM, Inc.	3,479,443
42,660	Rackspace Hosting, Inc. *	2,819,399
41,570	Red Hat, Inc. *	2,366,996
12,210	Visa, Inc., Class A	1,639,559

		42,175,593

Materials — 2.4%
45,340	International Paper Co.	1,646,749
13,010	Nucor Corp.	497,763
12,550	Praxair, Inc.	1,303,694

		3,448,206

Real Estate Investment Trusts — 2.4%
18,500	American Tower Corp.	1,320,715
18,970	Mid-America Apartment Communities, Inc.	1,238,931
4,930	Simon Property Group, Inc.	748,423

		3,308,069

Telecommunication Services — 1.6%
19,160	BT Group PLC ADR	712,752
16,430	CenturyLink, Inc.	663,772
17,890	Verizon Communications, Inc.	815,247

		2,191,771

Utilities — 1.3%
13,460	NextEra Energy, Inc.	946,642
13,630	Sempra Energy	878,999

		1,825,641

Total Common Stocks (Cost $103,795,007)		129,285,819

Cash Equivalents — 5.8%
8,190,290	Huntington Money Market Fund, Interfund Shares, 0.010% (b) (c)	8,190,290

Total Cash Equivalents (Cost $8,190,290)		8,190,290

Short-Term Securities Held as Collateral for Securities Lending — 4.0%
5,545,189	Fidelity Institutional Money Market Portfolio, Institutional Class, 0.200% (c)	5,545,189

Total Short-Term Securities Held as Collateral for Securities Lending (Cost $5,545,189)		5,545,189

Total Investments (Cost $117,530,486) — 101.7%		143,021,298

Liabilities in Excess of Other Assets — (1.7)%		(2,384,998)

Net Assets — 100.0%		$140,636,300

(a)	All or a portion of the security was on loan as of September 30, 2012. The total value of securities on loan as of September 30, 2012 was $5,464,863.
(b)	Investment in affiliate.
(c)	Rate disclosed is the seven day yield as of September 30, 2012.
*	Non-income producing security.

ADR — American Depositary Receipt

Huntington Income Equity Fund

Portfolio of Investments (Unaudited)

September 30, 2012

Shares		Value
Common Stocks — 98.8%

Consumer Discretionary — 11.2%
105,000	Best Buy Co., Inc. (a)	$1,804,950
53,000	Comcast Corp., Class A	1,895,810
106,000	Gannett Co., Inc.	1,881,500
44,300	Garmin Ltd. (a)	1,849,082
99,600	Shaw Communications, Inc., Class B (a)	2,041,800
140,600	Staples, Inc. (a)	1,619,712
62,000	Thomson Reuters Corp. (a)	1,789,320
20,000	Time Warner Cable, Inc., Class A	1,901,200

		14,783,374

Consumer Staples — 7.6%
60,000	Altria Group, Inc.	2,003,400
58,000	Campbell Soup Co.	2,019,560
24,800	Kimberly-Clark Corp.	2,127,344
65,000	Sysco Corp.	2,032,550
50,500	Walgreen Co.	1,840,220

		10,023,074

Energy — 12.5%
48,900	BP PLC ADR	2,071,404
15,100	Chevron Corp.	1,760,056
19,200	China Petroleum & Chemical Corp. ADR	1,774,464
30,800	ConocoPhillips	1,761,144
19,200	Exxon Mobil Corp.	1,755,840
56,000	Kinder Morgan, Inc.	1,989,120
33,900	Marathon Petroleum Corp.	1,850,601
27,200	Royal Dutch Shell PLC ADR	1,887,952
32,900	Total SA ADR (a)	1,648,290

		16,498,871

Financials — 19.3%
35,000	Bank of Montreal (a)	2,066,400
36,200	Bank of Nova Scotia (a)	1,984,484
138,000	Barclays PLC ADR	1,914,060
59,000	BB&T Corp.	1,956,440
25,400	Canadian Imperial Bank of Commerce (a)	1,986,026
44,100	HSBC Holdings PLC ADR	2,048,886
28,500	PNC Financial Services Group, Inc.	1,798,350
32,000	Royal Bank of Canada	1,837,120
124,000	SLM Corp.	1,949,280
21,600	Toronto-Dominion Bank (a)	1,800,144
28,900	Travelers Cos., Inc./The	1,972,714
58,000	U.S. Bancorp	1,989,400
61,000	Wells Fargo & Co.	2,106,330

		25,409,634

Health Care — 7.3%
26,900	Abbott Laboratories	1,844,264
38,900	AstraZeneca PLC ADR	1,861,754
40,700	Eli Lilly & Co.	1,929,587
47,200	Merck & Co., Inc.	2,128,720
77,000	Pfizer, Inc.	1,913,450

		9,677,775

Industrials — 8.3%
93,500	General Electric Co.	2,123,385
79,000	Koninklijke (Royal) Philips Electronics NV	1,852,550
21,100	Lockheed Martin Corp.	1,970,318
142,000	R.R. Donnelley & Sons Co. (a)	1,505,200
67,000	Republic Services, Inc.	1,843,170
53,100	Waste Management, Inc.	1,703,448

		10,998,071

Information Technology — 11.7%
73,100	CA, Inc.	1,883,422
106,000	Cisco Systems, Inc.	2,023,540
37,400	Harris Corp.	1,915,628
86,000	Intel Corp.	1,950,480
65,000	Microsoft Corp.	1,935,700
56,000	Paychex, Inc.	1,864,240
107,000	Western Union Co.	1,949,540
266,000	Xerox Corp.	1,952,440

		15,474,990

Materials — 3.2%
25,100	Air Products & Chemicals, Inc.	2,075,770
40,200	Lyondellbasell Industries N.V.	2,076,732

		4,152,502

Real Estate Investment Trusts — 8.1%
43,700	HCP, Inc.	1,943,776
24,200	Health Care REIT, Inc.	1,397,550
73,700	Hospitality Properties Trust	1,752,586
86,000	Kimco Realty Corp.	1,743,220
70,700	Mack-Cali Realty Corp.	1,880,620
55,000	ProLogis, Inc.	1,926,650

		10,644,402

Telecommunication Services — 4.5%
54,000	AT&T, Inc.	2,035,800
45,000	Verizon Communications, Inc.	2,050,650
189,000	Windstream Corp. (a)	1,910,790

		5,997,240

Utilities — 5.1%
46,900	Exelon Corp.	1,668,702
38,400	FirstEnergy Corp.	1,693,440
39,100	PG&E Corp.	1,668,397
58,500	PPL Corp.	1,699,425

		6,729,964

Total Common Stocks (Cost $118,926,315)		130,389,897

Cash Equivalents — 0.9%
1,269,732	Huntington Money Market Fund, Interfund Shares, 0.010% (b) (c)	1,269,732

Total Cash Equivalents (Cost $1,269,732)		1,269,732

Short-Term Securities Held as Collateral for Securities Lending — 16.4%
21,610,805	Fidelity Institutional Money Market Portfolio, Institutional Class, 0.200% (c)	21,610,805

Total Short-Term Securities Held as Collateral for Securities Lending (Cost $21,610,805)		21,610,805

Total Investments (Cost $141,806,852) — 116.1%		153,270,434

Liabilities in Excess of Other Assets — (16.1)%		(21,235,083)

Net Assets — 100.0%		$132,035,351

(a)	All or a portion of the security was on loan as of September 30, 2012. The total value of securities on loan as of September 30, 2012 was $20,919,868.
(b)	Investment in affiliate.
(c)	Rate disclosed is the seven day yield as of September 30, 2012.

ADR — American Depositary Receipt

Huntington International Equity Fund

Portfolio of Investments (Unaudited)

September 30, 2012

Shares		Value
Common Stocks — 92.4%

Australia — 1.7%

Materials — 1.7%
142,000	BHP Billiton Ltd.	$4,866,636

Canada — 1.7%

Energy — 1.7%
141,000	Cenovus Energy, Inc.	4,913,850

France — 11.3%

Consumer Discretionary — 1.3%
45,000	Cie Generale des Etablissements Michelin SCA (a)	3,525,284

Energy — 2.0%
115,541	Total SA (a)	5,731,392

Financials — 3.9%
371,900	AXA SA ADR	5,541,310
117,011	BNP Paribas (a)	5,560,710

		11,102,020

Health Care — 2.4%
79,100	Sanofi-Aventis	6,744,567

Utilities — 1.7%
163,000	GDF Suez (a)	3,644,799
46,172	GDF Suez SA ADR	1,034,253

		4,679,052

		31,782,315

Germany — 7.3%

Consumer Staples — 2.3%
82,500	Henkel AG & Co. KGaA	6,561,621

Energy — 1.4%
45,000	Basic Energy Services, Inc. *	3,796,505

Industrials — 3.6%
179,000	GEA Group AG	5,416,122
48,700	Siemens AG	4,857,170

		10,273,292

		20,631,418

Hong Kong — 3.6%

Consumer Discretionary — 1.7%
3,170,000	Li & Fung Ltd.	4,913,974

Financials — 1.9%
754,000	Wharf (Holdings) Ltd./The	5,236,320

		10,150,294

Israel — 1.6%

Health Care — 1.6%
111,000	Teva Pharmaceutical Industries Ltd. ADR	4,596,510

Italy — 3.4%

Energy — 3.4%
210,000	Eni SpA (a)	4,593,202
102,000	Saipem SpA	4,898,464

		9,491,666

Japan — 15.4%

Consumer Discretionary — 1.9%
174,000	Honda Motor Co. Ltd.	5,345,098

Consumer Staples — 1.4%
66,644	Unicharm Corp.	3,826,286

Industrials — 5.0%
31,900	FANUC Ltd.	5,142,919
400,000	KUBOTA Corp.	4,049,724
128,000	Makita Corp.	4,970,396

		14,163,039

Information Technology — 6.1%
117,883	Canon, Inc. *	3,769,295
203,000	Hoya Corp. *	4,461,681
22,880	KEYENCE Corp.	5,864,411
57,000	Murata Manufacturing Co. Ltd.	3,035,179

		17,130,566

Materials — 1.0%
260,000	Kuraray Co. Ltd.	2,955,530

		43,420,519

Mexico — 3.5%

Consumer Staples — 2.0%
61,000	Fomento Economico Mexicano SAB de CV ADR	5,610,780

Telecommunication Services — 1.5%
167,000	America Movil SA de CV, Series L ADR (a)	4,248,480

		9,859,260

Singapore — 6.3%

Financials — 2.2%
542,000	DBS Group Holdings Ltd.	6,355,272

Industrials — 2.4%
717,877	Keppel Corp Ltd.	6,668,512

Telecommunication Services — 1.7%
1,883,930	Singapore Telecommunications Ltd.	4,912,344

		17,936,128

Sweden — 5.8%

Consumer Discretionary — 2.1%
172,200	Hennes & Mauritz AB	5,982,872

Industrials — 1.7%
349,000	Volvo AB	4,893,797

Materials — 2.0%
295,000	Svenska Cellulosa AB (SCA)	5,479,523

		16,356,192

Switzerland — 5.5%

Financials — 1.6%
60,300	ACE Ltd.	4,558,680

Health Care — 2.0%
93,400	Novartis AG	5,715,773

Shares		Value
Materials — 1.9%
71,100	Syngenta AG ADR	5,321,835

		15,596,288

Taiwan — 1.2%

Information Technology — 1.2%
209,854	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	3,319,890

United Kingdom — 22.8%

Consumer Discretionary — 3.1%
400,000	Greene King PLC	3,877,633
249,000	Pearson PLC	4,863,831

		8,741,464

Consumer Staples — 3.7%
1,063,284	Tesco PLC	5,698,770
134,000	Unilever PLC	4,871,547

		10,570,317

Energy — 1.9%
259,000	BG Group PLC	5,226,411

Financials — 3.6%
1,858,000	Barclays PLC	6,444,286
81,000	HSBC Holdings PLC ADR	3,763,260

		10,207,546

Health Care — 2.9%
53,000	AstraZeneca PLC ADR	2,536,580
118,850	GlaxoSmithKline PLC ADR	5,495,624

		8,032,204

Industrials — 2.0%
419,000	Rolls-Royce Holdings PLC *	5,702,107

Telecommunication Services — 3.8%
1,339,000	BT Group PLC	4,986,800
2,006,000	Vodafone Group PLC	5,691,412

		10,678,212

Utilities — 1.8%
231,100	SSE PLC	5,193,175

		64,351,436

United States —1.3%

Energy — 1.3%
51,352	Schlumberger Ltd.	3,714,290

Total Common Stocks (Cost $232,729,831)		260,986,692

Exchange-Traded Funds — 4.8%
400,000	iShares MSCI Japan Index Fund (a)	3,664,000
212,000	iShares MSCI Malaysia Index Fund	3,088,840
66,900	iShares MSCI South Korea Index Fund	3,955,797
217,691	iShares MSCI Taiwan Index Fund	2,908,352

Total Exchange-Traded Funds (Cost $11,680,999)		13,616,989

Cash Equivalents —2.4%
6,827,846	Huntington Money Market Fund, Interfund Shares, 0.010% (b) (c)	6,827,846

Total Cash Equivalents (Cost $6,827,846)		6,827,846

Short-Term Securities Held as Collateral for Securities Lending — 7.4%
20,948,054	Fidelity Institutional Money Market Portfolio, Institutional Class, 0.200% (b)	20,948,054

Total Short-Term Securities Held as Collateral for Securities Lending (Cost $20,948,054)		20,948,054

Total Investments (Cost $272,186,730) —107.0%		302,379,581

Liabilities in Excess of Other Assets — (7.0)%		(19,808,162)

Net Assets — 100.0%		$282,571,419

(a)	All or a portion of the security was on loan as of September 30, 2012. The total value of securities on loan as of September 30, 2012 was $19,554,639.
(b)	Rate disclosed is the seven day yield as of September 30, 2012.
(c)	Investment in affiliate.
*	Non-income producing security.

ADR — American Depositary Receipt

Huntington Macro 100 Fund

Portfolio of Investments (Unaudited)

September 30, 2012

Shares		Value
Common Stocks — 98.7%

Consumer Discretionary — 9.1%
24,000	D.R. Horton, Inc.	$495,360
40,800	Goodyear Tire & Rubber Co./The *	497,352
33,700	International Game Technology	441,133
17,100	Leggett & Platt, Inc.	428,355
8,400	Marriott International, Inc., Class A	328,440
33,200	News Corp., Class A	814,396
9,880	Target Corp.	627,084
9,800	TJX Cos., Inc./The	438,942
1,400	VF Corp.	223,104
7,400	Viacom, Inc., Class B	396,566

		4,690,732

Consumer Staples — 10.2%
18,000	Archer-Daniels-Midland Co.	489,240
7,000	Clorox Co./The	504,350
5,500	Colgate-Palmolive Co.	589,710
13,400	ConAgra Foods, Inc.	369,706
21,800	Kroger Co./The	513,172
17,400	Mondelez International, Inc.	719,490
7,900	PepsiCo, Inc.	559,083
18,600	Walgreen Co.	677,784
11,300	Wal-Mart Stores, Inc.	833,940

		5,256,475

Energy — 12.6%
4,500	Anadarko Petroleum Corp.	314,640
3,100	Apache Corp.	268,057
7,400	Chevron Corp.	862,544
9,800	ConocoPhillips	560,364
7,900	Diamond Offshore Drilling, Inc.(a)	519,899
16,500	Exxon Mobil Corp.	1,508,925
12,050	Marathon Oil Corp.	356,319
8,917	Marathon Petroleum Corp.	486,779
7,000	Murphy Oil Corp.	375,830
18,800	Peabody Energy Corp.	419,052
10,000	Sunoco, Inc.	468,300
8,200	Tesoro Corp.	343,580

		6,484,289

Financials — 12.3%
14,000	Allstate Corp./The	554,540
11,300	American Express Co.	642,518
19,500	BB&T Corp.	646,620
7,400	Berkshire Hathaway, Inc., Class B *	652,680
14,200	Discover Financial Services	564,166
19,000	Federated Investors, Inc., Class B (a)	393,110
11,300	PNC Financial Services Group, Inc.	713,030
10,700	State Street Corp.	448,972
8,200	Torchmark Corp.	421,070
14,500	U.S. Bancorp	497,350
16,300	Unum Group	313,286
15,400	Wells Fargo & Co.	531,762

		6,379,104

Health Care — 11.9%
4,600	Amgen, Inc.	387,872
10,700	Baxter International, Inc.	644,782
6,600	Becton, Dickinson & Co.	518,496
12,700	Eli Lilly & Co.	602,107
19,300	Forest Laboratories, Inc. *	687,273
8,600	Johnson & Johnson	592,626
4,500	McKesson Corp.	387,135
15,400	Medtronic, Inc.	664,048
13,600	Merck & Co., Inc.	613,360
15,900	Patterson Cos., Inc.	544,416
79,300	Tenet Healthcare Corp. *	497,211

		6,139,326

Industrials — 10.5%
4,600	3M Co.	425,132
3,100	Caterpillar, Inc.	266,724
6,600	Deere & Co.	544,434
4,500	Fluor Corp.	253,260
18,100	General Electric Co.	411,051
8,600	Honeywell International, Inc.	513,850
13,600	Iron Mountain, Inc.	463,896
7,000	L-3 Communications Holdings, Inc.	501,970
3,500	Pall Corp.	222,215
16,200	Quanta Services, Inc. *	400,140
25,400	R.R. Donnelley & Sons Co. (a)	269,240
4,000	Stericycle, Inc. *	362,080
3,400	Union Pacific Corp.	403,580
5,200	United Parcel Service, Inc., Class B	372,164

		5,409,736

Information Technology — 20.6%
45,500	Advanced Micro Devices, Inc. *	153,335
16,800	Analog Devices, Inc.	658,392
3,500	Apple, Inc.	2,335,410
39,100	Applied Materials, Inc.	436,551
12,100	Autodesk, Inc. *	403,777
30,900	Cisco Systems, Inc.	589,881
3,700	Cognizant Technology Solutions Corp., Class A *	258,704
23,300	Corning, Inc.	306,395
1,000	Google, Inc., Class A *	754,500
23,500	Hewlett-Packard Co.	400,910
27,700	Intel Corp.	628,236
4,700	International Business Machines Corp.	975,015
12,700	KLA-Tencor Corp.	605,853
20,700	Microsoft Corp.	616,446
34,140	NVIDIA Corp. *	455,428
13,500	Oracle Corp.	425,115
51,100	SAIC, Inc.	615,244

		10,619,192

Materials — 3.4%
12,300	Bemis Co., Inc.	387,081
11,200	Dow Chemical Co./The	324,352
16,970	Freeport-McMoRan Copper & Gold, Inc.	671,673
6,500	Mosaic Co./The	374,465

		1,757,571

Real Estate Investment Trusts — 0.7%
19,000	Kimco Realty Corp.	385,130

Telecommunication Services — 3.6%
16,132	AT&T, Inc.	608,176
6,600	CenturyLink, Inc.	266,640
36,100	MetroPCS Communications, Inc.*	422,731
12,300	Verizon Communications, Inc.	560,511

		1,858,058

Utilities — 3.8%
6,300	Consolidated Edison, Inc.	377,307
6,300	Entergy Corp.	436,590
15,400	Pepco Holdings, Inc. (a)	291,060
7,200	Public Service Enterprise Group, Inc.	231,696
5,100	Southern Co.	235,059
22,100	TECO Energy, Inc.	392,054

		1,963,766

Total Common Stocks (Cost $42,531,333)		50,943,379

Shares		Value
Cash Equivalents — 1.4%
712,390	Huntington Money Market Fund, Interfund Shares, 0.010% (b) (c)	712,390

Total Cash Equivalents (Cost $712,390)		712,390

Short-Term Securities Held as Collateral for Securities Lending — 2.6%
1,368,500	Fidelity Institutional Money Market Portfolio, Institutional Class, 0.200% (c)	1,368,500

Total Short-Term Securities Held as Collateral for Securities Lending (Cost $1,368,500)		1,368,500

Total Investments (Cost $44,612,223) —102.7%		53,024,269

Liabilities in Excess of Other Assets — (2.7)%		(1,379,626)

Net Assets —100.0%		$51,644,643

(a)	All or a portion of the security was on loan as of September 30, 2012. The total value of securities on loan as of September 30, 2012 was $1,328,020.
(b)	Investment in affiliate.
(c)	Rate disclosed is the seven day yield as of September 30, 2012.
*	Non-income producing security.

Huntington Mid Corp America Fund

Portfolio of Investments (Unaudited)

September 30, 2012

Shares		Value
Common Stocks — 93.0%

Consumer Discretionary — 8.5%
7,120	Advance Auto Parts, Inc.	$487,293
10,930	American Public Education, Inc. (a) *	398,180
25,340	Bob Evans Farms, Inc.	991,554
36,500	D.R. Horton, Inc.	753,360
40,260	Iconix Brand Group, Inc. *	734,342
18,210	ITT Educational Services, Inc. (a) *	586,908
25,870	Kohl’s Corp.	1,325,061
43,640	Nordstrom, Inc.	2,408,055
24,650	PetSmart, Inc.	1,700,357
6,710	Ralph Lauren Corp.	1,014,753
15,540	Ross Stores, Inc.	1,003,884
18,000	Vitamin Shoppe, Inc. *	1,049,760

		12,453,507

Consumer Staples — 3.9%
27,380	Church & Dwight Co., Inc.	1,478,246
25,950	Constellation Brands, Inc., Class A *	839,483
45,900	Dr. Pepper Snapple Group, Inc.	2,043,927
35,490	Harris Teeter Supermarkets, Inc.	1,378,432

		5,740,088

Energy — 6.2%
8,500	Baker Hughes, Inc.	384,455
53,070	Chesapeake Energy Corp. (a)	1,001,431
32,320	Helmerich & Payne, Inc.	1,538,755
28,710	Murphy Oil Corp.	1,541,440
16,920	Noble Energy, Inc.	1,568,653
33,810	Oceaneering International, Inc.	1,868,003
10,584	Superior Energy Services, Inc. *	217,184
11,250	Unit Corp. *	466,875
36,600	Weatherford International Ltd. *	464,088

		9,050,884

Financials — 11.9%
83,750	Brown & Brown, Inc.	2,183,363
27,390	Community Bank System, Inc.	772,124
27,170	Cullen/Frost Bankers, Inc.	1,560,373
50,670	Discover Financial Services	2,013,119
4,310	Everest Re Group Ltd.	460,998
147,440	First Niagara Financial Group, Inc.	1,192,790
21,800	Invesco Ltd.	544,782
9,800	Jones Lang LaSalle, Inc.	748,230
31,600	Montpelier Re Holdings Ltd.	699,308
45,400	Principal Financial Group, Inc.	1,223,076
33,810	Prosperity Bancshares, Inc.	1,440,982
11,120	T. Rowe Price Group, Inc.	703,896
45,885	Torchmark Corp.	2,356,195
75,243	Unum Group	1,446,170

		17,345,406

Health Care — 12.1%
56,750	AmerisourceBergen Corp.	2,196,792
39,930	Cepheid, Inc. (a) *	1,377,984
14,230	Computer Programs & Systems, Inc.	790,477
62,020	Life Technologies Corp. *	3,031,538
120,170	Mylan, Inc. *	2,932,148
16,000	Quest Diagnostics, Inc.	1,014,880
32,490	St. Jude Medical, Inc.	1,368,804
28,496	Thermo Fisher Scientific, Inc.	1,676,420
38,830	Watson Pharmaceutical, Inc. *	3,306,763

		17,695,806

Industrials — 13.9%
35,300	AECOM Technology Corp. *	746,948
10,200	Alliant Techsystems, Inc.	511,122
22,400	BorgWarner, Inc. *	1,548,064
30,200	CNH Global NV *	1,170,854
24,800	Corrections Corp. of America	829,560
16,000	Elbit Systems Ltd.	544,640
3,320	Flowserve Corp.	424,097
55,750	Jacobs Engineering Group, Inc. *	2,253,972
53,400	John Bean Technologies Corp.	872,022
59,510	Kennametal, Inc.	2,206,631
23,400	Parker Hannifin Corp.	1,955,772
17,270	Rockwell Automation, Inc.	1,201,129
64,280	Rollins, Inc.	1,503,509
21,000	Ryder System, Inc.	820,260
11,490	Stericycle, Inc. *	1,040,075
54,740	Timken Co.	2,034,138
10,000	UniFirst Corp.	667,900

		20,330,693

Information Technology — 18.8%
11,000	Amdocs Ltd.	362,890
62,300	Autodesk, Inc. *	2,078,951
19,170	BMC Software, Inc. *	795,363
31,140	Broadcom Corp., Class A	1,076,821
40,580	Citrix Systems, Inc. *	3,107,211
53,400	CTS Corp.	537,738
32,866	Fidelity National Information Services, Inc.	1,026,077
14,100	Fiserv, Inc. *	1,043,823
10,250	FleetCor Technologies, Inc. *	459,200
71,510	FLIR Systems, Inc.	1,428,412
33,000	Harris Corp.	1,690,260
27,560	j2 Global, Inc. (a)	904,519
25,700	Molex, Inc. (a)	675,396
30,800	NCR Corp. *	717,948
17,900	NetApp, Inc. *	588,552
49,600	NVIDIA Corp. *	661,664
112,100	ON Semiconductor Corp. *	691,657
43,700	Paychex, Inc.	1,454,773
25,800	Progress Software Corp. *	551,862
26,800	Seagate Technology PLC	830,800
53,600	Synopsys, Inc. *	1,769,872
20,600	Syntel, Inc.	1,285,646
50,280	Teradata Corp. *	3,791,615

		27,531,050

Materials — 6.4%
33,910	Albemarle Corp.	1,786,379
18,100	AptarGroup, Inc.	935,951
12,000	Ball Corp.	507,720
18,170	Cia de Minas Buenaventura SA	707,903
54,000	FMC Corp.	2,990,520
12,280	PPG Industries, Inc.	1,410,235
9,500	Silver Wheaton Corp.	377,245
20,000	Sonoco Products Co.	619,800

		9,335,753

Real Estate Investment Trusts — 6.8%
26,810	Entertainment Properties Trust	1,191,168
9,300	Federal Realty Investment Trust	979,290
22,470	Highwoods Properties, Inc.	732,971
12,200	Home Properties, Inc.	747,494
12,210	Liberty Property Trust	442,490
21,510	Mack-Cali Realty Corp.	572,166
104,800	Medical Properties Trust, Inc.	1,095,160
13,360	Mid-America Apartment Communities, Inc.	872,542
16,690	PS Business Parks, Inc.	1,115,226
22,800	Rayonier, Inc.	1,117,428
18,260	Sovran Self Storage, Inc.	1,056,341

		9,922,276

Shares		Value
Telecommunication Services — 0.6%
28,150	MetroPCS Communications, Inc. *	329,637
9,000	TELUS Corp.	562,770

		892,407

Utilities — 3.9%
33,370	Alliant Energy Corp.	1,447,924
63,980	CMS Energy Corp.	1,506,729
6,980	DTE Energy Co.	418,381
14,250	New Jersey Resources Corp.	651,510
33,700	Portland General Electric Co.	911,248
26,130	Xcel Energy, Inc.	724,062

		5,659,854

Total Common Stocks(Cost $91,083,513)		135,957,724

Cash Equivalents — 6.9%
10,160,809	Huntington Money Market Fund, Interfund Shares, 0.010% (b) (c)	10,160,809

Total Cash Equivalents(Cost $10,160,809)		10,160,809

Short-Term Securities Held as Collateral for Securities Lending — 3.4%
4,944,777	Fidelity Institutional Money Market Portfolio, Institutional Class, 0.200% (c)	4,944,777

Total Short-Term Securities Held as Collateral for Securities Lending (Cost $4,944,777)		4,944,777

Total Investments (Cost $106,189,099) — 103.3%		151,063,310

Liabilities in Excess of Other Assets — (3.3)%		(4,883,390)

Net Assets — 100.0%		$146,179,920

(a)	All or a portion of the security was on loan as of September 30, 2012. The total value of securities on loan as of September 30, 2012 was $4,825,448.
(b)	Investment in affiliate.
(c)	Rate disclosed is the seven day yield as of September 30, 2012.
*	Non-income producing security.

Huntington Real Strategies Fund

Portfolio of Investments (Unaudited)

September 30, 2012

Shares		Value
Common Stocks — 79.7%

Consumer Staples — 4.1%
32,980	Bunge Ltd.	$2,211,309
87,890	Smithfield Foods, Inc. *	1,727,039

		3,938,348

Energy — 30.3%
193,500	Adaro Energy Tbk PT ADR	1,500,012
61,900	Cameco Corp.	1,203,955
60,500	Canadian Natural Resources Ltd.	1,862,795
91,000	Canadian Oil Sands Ltd. (a)	1,944,670
101,110	Chesapeake Energy Corp. (a)	1,907,946
45,100	Enterprise Products Partners LP	2,417,360
36,636	Kinder Morgan, Inc.	1,301,311
51,800	Linn Energy LLC	2,136,232
29,100	National Oilwell Varco, Inc.	2,331,201
76,700	Natural Resource Partners LP	1,589,991
86,000	Petroleo Brasileiro SA ADR	1,972,840
41,100	Sasol Ltd. ADR	1,832,238
64,900	Spectra Energy Corp.	1,905,464
40,646	Statoil ASA ADR (a)	1,048,260
43,200	Tenaris SA ADR (a)	1,761,264
28,600	Transocean Ltd.	1,283,854
558,200	Uranium Energy Corp. (a) *	1,456,902

		29,456,295

Industrials — 15.5%
45,100	AGCO Corp. *	2,141,348
58,000	Chicago Bridge & Iron Co. NV	2,209,220
47,600	Deere & Co.	3,926,524
28,200	Lindsay Corp.	2,029,554
36,200	Robbins & Myers, Inc.	2,157,520
19,400	Valmont Industries, Inc.	2,551,100

		15,015,266

Materials — 23.0%
20,970	Agrium, Inc.	2,169,556
21,400	AngloGold Ashanti Ltd. ADR	750,070
46,700	Barrick Gold Corp.	1,950,192
14,800	BHP Billiton Ltd. ADR	1,015,428
64,910	Cia de Minas Buenaventura SA (a)	2,528,894
38,700	Cliffs Natural Resources, Inc.	1,514,331
52,700	Molycorp, Inc. (a) *	606,050
33,360	Potash Corporation of Saskatchewan, Inc.	1,448,491
13,800	Praxair, Inc.	1,433,544
33,450	Rio Tinto PLC ADR (a)	1,564,122
107,000	Stillwater Mining Co. *	1,261,530
22,000	Syngenta AG ADR	1,646,700
8,200	Terra Nitrogen Co. LP (a)	1,771,200
57,200	Vale SA ADR	1,023,880
32,000	Yara International ASA ADR	1,598,400

		22,282,388

Real Estate Investment Trusts — 6.8%
13,381	AvalonBay Communities, Inc.	1,819,682
126,800	Duke Realty Corp.	1,863,960
59,820	Rayonier, Inc.	2,931,778

		6,615,420

Total Common Stocks(Cost $76,255,356)		77,307,717

Exchange-Traded Funds — 7.9%
67,200	iShares Silver Trust *	2,249,856
84,200	Market Vectors Junior Gold Miners ETF	2,081,424
36,300	Market Vectors Oil Services ETF (a) *	1,459,260
63,500	PowerShares DB Agriculture Fund *	1,867,535

Total Exchange-Traded Funds (Cost$9,067,652)		7,658,075

Real Estate Investments (b) (c) (d) — 5.3%
	Discount Retail Portfolio II DST	956,087
	Grocery & Pharmacy DST	955,501
	New York Power DST	955,434
	Scotts Gahanna LLC	1,351,854
	Winston-Salem DST	954,636

Total Real Estate Investments (Cost $5,144,000)		5,173,512

Closed-End Fund — 3.6%
145,891	Central Fund of Canada Ltd., Class A (a)	3,473,665

Total Closed-End Fund (Cost $2,159,636)		3,473,665

Warrants — 0.2%

Energy — 0.2%
56,000	Kinder Morgan, Inc., Expires 5/25/2017	195,440

Total Warrants (Cost $70,868)		195,440

Options Purchased — 0.1%
100	Market Vectors Gold Miners ETF, Call @ $42, Expiring January 2013	121,500

Total Options Purchased (Cost $54,300)		121,500

Cash Equivalents — 3.1%
3,050,483	Huntington Money Market Fund, Interfund Shares, 0.010% (e) (f) (g)	3,050,483

Total Cash Equivalents (Cost $3,050,483)		3,050,483

Short-Term Securities Held as Collateral for Securities Lending — 17.9%
17,354,356	Fidelity Institutional Mone Market Portfolio, Institutional Class, 0.200% (f)	17,354,356

Total Short-Term Securities Held as Collateral for Securities Lending (Cost $17,354,356)		17,354,356

Total Investments (Cost $113,156,651) — 117.8%		114,334,748

Liabilities in Excess of Other Assets — (17.8)%		(17,300,306)

Net Assets — 100.0%		$97,034,442

(a)	All or a portion of the security was on loan as of September 30, 2012.The total value of securities on loan as of September 30, 2012 was $16,852,630.
(b)	Illiquid security.
(c)	Security is currently being valued according to the fair value procedures approved by the Pricing Committee.
(d)	Investments do not offer shares. Fair value represents direct ownership of Real Estate Investments.
(e)	Investment in affiliate.
(f)	Rate disclosed is the seven day yield as of September 30, 2012.
(g)	All or a portion of the security is held as collateral for written put options.
*	Non-income producing security.

ADR — American Depositary Receipt

ETF — Exchange-Traded Fund

Huntington Rotating Markets Fund

Portfolio of Investments (Unaudited)

September 30, 2012

Shares		Value
Common Stocks — 94.6%

Consumer Discretionary — 15.0%
6,001	Amazon.com, Inc. *	$1,526,174
1,686	Apollo Group, Inc., Class A *	48,978
3,174	Bed Bath & Beyond, Inc. *	199,962
26,924	Comcast Corp., Class A	963,071
9,004	DIRECTV, Class A *	472,350
3,068	Dollar Tree, Inc. *	148,108
1,595	Expedia, Inc.	92,255
791	Fossil, Inc. *	66,998
2,513	Garmin Ltd. (a)	104,893
7,329	Liberty Interactive, Inc. *	135,586
366	Liberty Ventures Group, Series A*	18,168
4,346	Mattel, Inc.	154,196
711	Netflix, Inc. (a) *	38,707
22,063	News Corp., Class A	541,205
1,655	O’Reilly Automotive, Inc. *	138,391
652	Priceline.com, Inc. *	403,412
2,964	Ross Stores, Inc.	191,474
1,336	Sears Holdings Corp. (a) *	74,135
47,477	Sirius XM Radio, Inc. *	123,440
9,060	Staples, Inc.	104,371
9,386	Starbucks Corp.	476,339
3,891	Virgin Media, Inc.	114,551
1,329	Wynn Resorts Ltd.	153,420

		6,290,184

Consumer Staples — 2.3%
5,552	Costco Wholesale Corp.	555,894
2,378	Green Mountain Coffee Roasters, Inc. (a) *	56,477
2,187	Monster Beverage Corp. *	118,448
2,326	Whole Foods Market, Inc.	226,552

		957,371

Health Care — 11.2%
2,405	Alexion Pharmaceuticals, Inc. *	275,132
11,327	Amgen, Inc.	955,093
3,144	Biogen Idec, Inc. *	469,179
5,682	Celgene Corp. *	434,105
2,173	Cerner Corp. *	168,212
1,826	DENTSPLY International, Inc.	69,644
6,189	Express Scripts Holding Co. *	387,865
9,829	Gilead Sciences, Inc. *	651,958
1,161	Henry Schein, Inc. *	92,032
499	Intuitive Surgical, Inc. *	247,319
2,308	Life Technologies Corp. *	112,815
5,435	Mylan, Inc. *	132,614
1,213	Perrigo Co.	140,914
9,059	Teva Pharmaceutical Industries Ltd. ADR	375,133
2,695	Vertex Pharmaceuticals, Inc. *	150,785
3,347	Warner Chilcott PLC *	45,185

		4,707,985

Industrials — 1.6%
2,109	CH Robinson Worldwide, Inc.	123,482
2,717	Expeditors International of Washington, Inc.	98,790
3,819	Fastenal Co.	164,179
4,584	PACCAR, Inc.	183,475
1,090	Stericycle, Inc. *	98,667

		668,593

Information Technology — 63.2%
14,969	Activision Blizzard, Inc.	168,850
6,252	Adobe Systems, Inc. *	202,940
2,280	Akamai Technologies, Inc. *	87,233
4,096	Altera Corp.	139,203
11,977	Apple, Inc.	7,991,773
16,816	Applied Materials, Inc.	187,751
2,914	Autodesk, Inc. *	97,240
6,294	Automatic Data Processing, Inc.	369,206
3,157	Avago Technologies Ltd.	110,069
3,481	Baidu, Inc. ADR (a) *	406,650
2,182	BMC Software, Inc. *	90,531
6,210	Broadcom Corp., Class A	214,742
6,337	CA, Inc.	163,273
2,686	Check Point Software Technologies Ltd. *	129,358
69,260	Cisco Systems, Inc.	1,322,173
2,385	Citrix Systems, Inc. *	182,619
3,925	Cognizant Technology Solutions Corp., Class A *	274,436
23,672	Dell, Inc.	233,406
16,526	eBay, Inc. *	800,024
1,019	F5 Networks, Inc. *	106,689
1,066	First Solar, Inc. *	23,607
1,823	Fiserv, Inc. *	134,957
9,115	Flextronics International Ltd. *	54,690
3,356	Google, Inc., Class A *	2,532,102
65,467	Intel Corp.	1,484,792
3,794	Intuit, Inc.	223,391
2,094	KLA-Tencor Corp.	99,894
1,518	Lam Research Corp. *	48,250
2,946	Linear Technology Corp.	93,830
7,899	Marvell Technology Group Ltd.	72,276
3,765	Maxim Integrated Products, Inc.	100,224
2,459	Microchip Technology, Inc.	80,508
12,555	Micron Technology, Inc. *	75,142
109,108	Microsoft Corp.	3,249,236
4,655	NetApp, Inc. *	153,056
3,932	Nuance Communications, Inc. *	97,867
7,937	NVIDIA Corp. *	105,880
65,280	Oracle Corp.	2,055,667
4,669	Paychex, Inc.	155,431
21,581	QUALCOMM, Inc.	1,348,597
6,556	Research In Motion Ltd. *	49,170
3,051	SanDisk Corp. *	132,505
5,951	Seagate Technology PLC	184,481
9,464	Symantec Corp. *	170,352
2,036	VeriSign, Inc. *	99,133
3,399	Xilinx, Inc.	113,561
16,044	Yahoo!, Inc. *	256,303

		26,473,068

Materials — 0.5%
742	Randgold Resources Ltd. ADR	91,266
1,559	Sigma-Aldrich Corp.	112,201

		203,467

Telecommunication Services — 0.8%
12,099	Vodafone Group PLC ADR	344,761

Total Common Stocks (Cost $37,717,036)		39,645,429

Exchange-Traded Funds — 4.7%
28,800	PowerShares QQQ Trust Series 1	1,975,104

Total Exchange-Traded Funds (Cost $1,912,032)		1,975,104

Rights — 0.0%

Consumer Discretionary — 0.0%
123	Liberty Ventures Group, Series A, Expires 10/9/12 *	1,665
1,336	Sears Hometown and Outlet Stores, Inc., Expires 10/8/12 *	3,634

Total Rights(Cost $3,633)		5,299

Cash Equivalents — 0.7%
275,204	Huntington Money Market Fund, Interfund Shares, 0.010% (b) (c)	275,204

Shares		Value
Total Cash Equivalents (Cost $275,204)		275,204

Short-Term Securities Held as Collateral for Securities Lending — 1.5%
641,372	Fidelity Institutional Money Market Portfolio, Institutional Class,0.200% (c)	641,372

Total Short-Term Securities Held as Collateral for Securities Lending (Cost $641,372)		641,372

Total Investments (Cost $40,549,277) — 101.5%		42,542,408

Liabilities in Excess of Other Assets — (1.5)%		(625,027)

Net Assets — 100.0%		$41,917,381

(a)	All or a portion of the security was on loan as of September 30, 2012. The total value of securities on loan as of September 30, 2012 was $631,949.
(b)	Investment in affiliate.
(c)	Rate disclosed is the seven day yield as of September 30, 2012.
*	Non-income producing security.

ADR — American Depositary Receipt

Huntington Situs Fund

Portfolio of Investments (Unaudited)

September 30, 2012

Shares		Value
Common Stocks — 93.0%

Bermuda — 1.8%

Financials — 1.8%
90,000	Arch Capital Group Ltd. *	$3,751,200

Brazil — 0.8%

Consumer Staples — 0.8%
38,200	Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR (a)	1,723,202

Canada — 0.0%

Energy — 0.0%
35,000	Denison Mines Corp. *	52,150

Chile — 0.7%

Materials — 0.7%
24,000	Sociedad Quimica y Minera de Chile SA ADR	1,479,360

Denmark — 0.7%

Health Care — 0.7%
52,500	Novozymes A/S, Class B	1,447,056

Germany — 0.5%

Health Care — 0.5%
35,500	Stada Arzneimittel AG (a)	1,033,544

Hong Kong — 0.6%

Consumer Discretionary — 0.6%
162,500	Television Broadcasts Ltd.	1,200,818

Japan — 1.3%

Consumer Discretionary — 0.5%
31,400	Honda Motor Co. Ltd. ADR	970,260

Consumer Staples — 0.2%
38,300	Shiseido Co. Ltd.	525,686

Financials — 0.2%
70	Japan Prime Realty Investment Corp.	210,996
20	Japan Real Estate Investment Corp.	201,461

		412,457

Health Care — 0.4%
20,600	Terumo Corp.	887,043

		2,795,446

Mexico — 0.2%

Consumer Discretionary — 0.2%
27,400	Desarrolladora Homex S.A.B. de C.V. ADR (a) *	373,736

Sweden — 0.3%

Consumer Discretionary — 0.3%
116,800	Haldex AB	590,394

Switzerland — 1.0%

Consumer Discretionary — 1.0%
50,000	Garmin Ltd. (a)	2,087,000

United Kingdom — 0.8%

Consumer Staples — 0.4%
16,000	Reckitt Benckiser Group PLC	920,817

Industrials — 0.4%
116,800	Concentric AB	874,921

		1,795,738

United States — 84.3%

Consumer Discretionary — 9.9%
166,100	Cabela’s, Inc., Class A *	9,082,348
13,500	Columbia Sportswear Co. (a)	729,000
7,050	Fossil, Inc. *	597,135
45,000	Papa John’s International, Inc. *	2,403,450
23,850	Rent-A-Center, Inc.	836,658
70,000	Sturm Ruger & Co., Inc. (a)	3,464,300
1,200	Tempur-Pedic International, Inc. *	35,868
1,000	Tractor Supply Co.	98,890
97,000	Urban Outfitters, Inc. *	3,643,320

		20,890,969

Consumer Staples — 1.9%
22,000	Darling International, Inc. *	402,380
90,000	Fresh Del Monte Produce, Inc.	2,304,000
30,000	Sanderson Farms, Inc.	1,331,100

		4,037,480

Energy — 5.2%
20,000	Alliance Resource Partners LP (a)	1,199,000
38,000	Amyris, Inc. (a) *	130,720
10,000	Atwood Oceanics, Inc. *	454,500
53,000	CARBO Ceramics, Inc. (a)	3,334,760
100,000	Denbury Resources, Inc. *	1,616,000
13,000	Dril-Quip, Inc. *	934,440
36,708	Halcon Resources Corp. (a) *	269,070
30,000	Lufkin Industries, Inc.	1,614,600
15,000	Oceaneering International, Inc.	828,750
7,000	SM Energy Co.	378,770
6,000	Swift Energy Co. *	125,280

		10,885,890

Financials — 7.7%
74,300	Cullen/Frost Bankers, Inc.	4,267,049
15,000	Evercore Partners, Inc. (a)	405,000
30,000	EZCORP, Inc., Class A *	687,900
110,000	International Bancshares Corp.	2,095,500
150,000	Raymond James Financial, Inc.	5,497,500
70,383	SCBT Financial Corp.	2,835,027
13,800	WSFS Financial Corp.	569,664

		16,357,640

Health Care — 11.1%
29,000	AmSurg Corp. *	823,020

Shares		Value
15,000	Arena Pharmaceuticals, Inc. (a) *	124,800
15,000	Bio-Rad Laboratories, Inc., Class A *	1,600,800
73,000	Cerner Corp. *	5,650,930
20,000	Codexis, Inc. (a) *	60,600
50,000	Edwards LifeSciences Corp. (b) *	5,368,500
10,000	Healthways, Inc. *	117,100
10,000	Merit Medical Systems, Inc. *	149,300
73,000	Myriad Genetics, Inc. *	1,970,270
75,000	Osiris Therapeutics, Inc. (a) *	828,750
21,000	PSS World Medical, Inc. *	478,380
75,000	Watson Pharmaceutical, Inc. *	6,387,000

		23,559,450

Industrials — 14.7%
50,000	BE Aerospace, Inc. *	2,105,000
100,000	EnPro Industries, Inc. *	3,601,000
50,000	Flowserve Corp.	6,387,000
100,000	Harsco Corp.	2,053,000
3,000	Lindsay Corp.	215,910
10,000	Mine Safety Appliances Co.	372,700
120,000	Quanta Services, Inc. *	2,964,000
40,000	Ryder System, Inc.	1,562,400
50,000	Taser International, Inc. *	301,500
170,000	Trinity Industries, Inc.	5,094,900
70,000	Universal Forest Products, Inc. (a)	2,907,800
85,000	Watts Water Technologies, Inc., Class A	3,215,550
12,750	Werner Enterprises, Inc.	272,468

		31,053,228

Information Technology — 18.9%
5,000	3D Systems Corp. *	164,250
61,900	ACI Worldwide, Inc. *	2,615,894
75,000	Anixter International, Inc. *	4,309,500
30,000	Cardtronics, Inc. *	893,400
80,000	Diodes, Inc. *	1,360,800
50,000	Exlservice Holdings, Inc. *	1,475,000
85,000	Geospace Technologies Corp. *	10,404,850
225,000	Jabil Circuit, Inc.	4,212,000
80,600	Methode Electronics, Inc.	782,626
104,000	Red Hat, Inc. *	5,921,760
45,000	ScanSource, Inc. *	1,440,900
105,000	Trimble Navigation Ltd. *	5,004,300
20,000	TriQuint Semiconductor, Inc. *	101,000
29,000	Tyler Technologies, Inc. *	1,276,580

		39,962,860

Materials — 10.4%
5,000	Albemarle Corp.	263,400
48,000	Buckeye Technologies, Inc.	1,538,880
50,400	Eagle Materials, Inc.	2,331,504
29,200	Eastman Chemical Co.	1,664,692
90,000	Owens-Illinois, Inc. *	1,688,400
70,000	Quaker Chemical Corp.	3,266,900
40,000	Scotts Miracle-Gro Co., Class A (a)	1,738,800
30,000	Sensient Technologies Corp.	1,102,800
17,000	Terra Nitrogen Co. LP (a)	3,672,000
55,000	Texas Industries, Inc. (a) *	2,235,750
50,000	United States Lime & Minerals, Inc. *	2,410,500

		21,913,626

Real Estate Investment Trusts — 2.4%
31,500	Camden Property Trust	2,031,435
90,000	Equity One, Inc. (a)	1,895,400
40,000	Weingarten Realty Investors	1,124,400

		5,051,235

Telecommunication Services — 0.2%
39,000	General Communication, Inc., Class A *	382,200

Utilities — 1.9%
15,000	AGL Resources, Inc.	613,650
39,900	Hawaiian Electric Industries, Inc.	1,049,769
13,100	Northwest Natural Gas Co.	645,044
60,000	Portland General Electric Co.	1,622,400
5,500	UGI Corp.	174,625

		4,105,488

		178,200,066

Total Common Stocks (Cost $124,718,331)		196,529,710

Exchange-Traded Funds — 0.4%
25,000	iShares FTSE China 25 Index Fund (a)	865,250

Total Exchange-Traded Funds (Cost $623,750)		865,250

Closed-End Fund — 0.3%
30,000	Central Fund of Canada Ltd., Class A (a)	714,300

Total Closed-End Fund (Cost $419,116)		714,300

Cash Equivalents — 6.1%
12,780,938	Huntington Money Market Fund, Interfund Shares, 0.010% (c) (d)	12,780,938

Total Cash Equivalents (Cost $12,780,938)		12,780,938

Short-Term Securities Held as Collateral for Securities Lending — 12.5%
26,454,893	Fidelity Institutional Money Market Portfolio, Institutional Class, 0.200% (c)	26,454,893

Total Short-Term Securities Held as Collateral for Securities Lending (Cost $26,454,893)		26,454,893

Total Investments (Cost $164,997,028) — 112.3%		237,345,091

Liabilities in Excess of Other Assets — (12.3)%		(25,920,370)

Net Assets — 100.0%		$211,424,721

(a)	All or a portion of the security was on loan as of September 30, 2012. The total value of securities on loan as of September 30, 2012 was $25,839,778.

(b)	All or a portion of the security is held as collateral for written call options.
(c)	Rate disclosed is the seven day yield as of September 30, 2012.
(d)	Investment in affiliate.
*	Non-income producing security.

ADR — American Depositary Receipt

Huntington Fixed Income Securities Fund

Portfolio of Investments (Unaudited)

September 30, 2012

Principal Amount		Value
Corporate Bonds — 73.7%

Consumer Discretionary — 5.1%
$5,000,000	AutoZone, Inc., 5.750%, 1/15/15	$5,524,185
2,000,000	Comcast Corp., 6.500%, 1/15/17	2,423,312
2,000,000	Mattel, Inc., 6.200%, 10/1/40	2,398,610
4,000,000	Time Warner, Inc., 3.150%, 7/15/15	4,268,716
1,500,000	Walt Disney Co./The, Series B, MTN, 6.200%, 6/20/14	1,644,629

		16,259,452

Consumer Staples — 3.5%
3,000,000	Kellogg Co., 4.250%, 3/6/13	3,048,468
2,000,000	Kraft Foods, Inc., 6.000%, 2/11/13	2,037,770
2,000,000	Kroger Co./The, 7.500%, 1/15/14	2,172,876
2,775,000	Wal-Mart Stores, Inc., 6.200%, 4/15/38	3,825,673

		11,084,787

Energy — 5.5%
1,290,000	Apache Corp., 6.900%, 9/15/18	1,660,298
4,000,000	Enterprise Products Operating LLC, 4.450%, 2/15/43	3,956,392
2,005,000	EQT Corp., 8.125%, 6/1/19	2,427,227
2,000,000	Halliburton Co., 6.150%, 9/15/19	2,492,224
2,335,000	Marathon Oil Corp., 6.000%, 10/1/17	2,856,184
500,000	Rowan Cos., Inc., 5.000%, 9/1/17	551,534
1,000,000	Transocean, Inc., 7.375%, 4/15/18	1,195,493
2,000,000	Williams Partners LP, 5.250%, 3/15/20	2,317,638

		17,456,990

Financials — 23.9%
2,000,000	American Express Co., 8.150%, 3/19/38	3,207,936
2,000,000	American Express Credit Co., Series C, 7.300%, 8/20/13	2,119,024
5,000,000	Bank of Montreal, MTN, 2.500%, 1/11/17 (a) (b)	5,256,610
5,000,000	Bank of Nova Scotia, 1.950%, 1/30/17 (a) (b)	5,238,500
2,000,000	Barrick International Bank Corp., 5.750%, 10/15/16 (a) (b)	2,315,124
3,000,000	BlackRock, Inc., 6.250%, 9/15/17	3,670,605
5,000,000	Canadian Imperial Bank of Commerce, 2.600%, 7/2/15 (a) (b)	5,285,500
3,000,000	FIA Card Services NA, 7.125%, 11/15/12 (a) (b)	3,022,476
3,000,000	Fifth Third Bancorp, 3.625%, 1/25/16	3,236,244
1,000,000	General Electric Capital Corp., Series A, GMTN, 5.250%, 10/19/12	1,002,212
3,700,000	General Electric Capital Corp., Series A, GMTN, 6.900%, 9/15/15	4,297,961
1,000,000	Goldman Sachs Group, Inc./The, 5.250%, 10/15/13	1,043,684
3,000,000	JPMorgan Chase & Co., 4.000%, 2/25/21 (c)	3,000,303
3,000,000	KeyCorp, MTN, 5.100%, 3/24/21	3,508,218
1,000,000	Lincoln National Corp., 4.750%, 2/15/14	1,043,229
4,000,000	Manulife Financial Corp., 3.400%, 9/17/15	4,188,336
1,000,000	MetLife, Inc., 5.000%, 11/24/13	1,050,687
1,000,000	Morgan Stanley, 6.750%, 10/15/13	1,045,930
2,000,000	Morgan Stanley, MTN, 5.000%, 5/17/23 (c)	1,840,000
3,400,000	National City Bank, 5.250%, 12/15/16	3,845,556
1,915,000	Northern Trust Co., 6.500%, 8/15/18	2,384,690
2,050,000	RenaissanceRe Holdings Ltd., 5.875%, 2/15/13	2,083,108
5,000,000	Royal Bank of Canada, 3.125%, 4/14/15 (a) (b)	5,319,000
3,000,000	Toronto-Dominion Bank, 2.200%, 7/29/15 (a) (b)	3,140,700
3,395,000	Wachovia Corp., 5.625%, 10/15/16	3,933,579

		76,079,212

Health Care — 6.9%
2,000,000	AstraZeneca PLC, 5.900%, 9/15/17	2,456,694
2,054,000	Celgene Corp., 2.450%, 10/15/15	2,129,129
2,500,000	Covidien International Finance SA, 1.875%, 6/15/13	2,524,442
1,000,000	Covidien International Finance SA, 2.800%, 6/15/15	1,052,264
2,000,000	Gilead Sciences, Inc., 4.500%, 4/1/21	2,293,374
3,705,000	Laboratory Corp. of America Holdings, 4.625%, 11/15/20	4,111,250
1,000,000	Pfizer, Inc., 5.350%, 3/15/15	1,118,003
5,000,000	Thermo Fisher Scientific, Inc., 3.250%, 11/20/14	5,259,325
1,000,000	Wyeth, 5.500%, 3/15/13	1,023,711

		21,968,192

Industrials — 2.7%
1,368,000	CSX Transportation, Inc., 9.750%, 6/15/20	1,920,591
1,665,000	Emerson Electric Co., 5.125%, 12/1/16	1,949,270

Principal Amount		Value
2,000,000	Union Pacific Corp., 5.650%, 5/1/17	2,354,984
2,000,000	United Technologies Corp., 6.125%, 2/1/19	2,501,908

		8,726,753

Information Technology — 6.7%
2,000,000	CA, Inc., 6.125%, 12/1/14	2,195,026
2,000,000	Cisco Systems, Inc., 5.500%, 1/15/40	2,567,794
4,000,000	eBay, Inc., 4.000%, 7/15/42	3,893,800
2,000,000	Hewlett-Packard Co., 5.500%, 3/1/18	2,278,824
3,000,000	International Business Machines Corp., 7.625%, 10/15/18	4,063,980
3,000,000	Oracle Corp., 6.125%, 7/8/39	4,123,680
2,000,000	Oracle Corp., 5.250%, 1/15/16	2,295,406

		21,418,510

Materials — 3.8%
5,000,000	Albemarle Corp., 5.100%, 2/1/15	5,439,230
3,000,000	Freeport-McMoRan Copper & Gold, Inc., 3.550%, 3/1/22	3,003,030
3,300,000	Potash Corporation of Saskatchewan, Inc., 5.250%, 5/15/14	3,547,203

		11,989,463

Real Estate Investment Trusts — 4.9%
5,000,000	ERP Operating LP, 5.200%, 4/1/13	5,107,655
2,640,000	Health Care REIT, Inc., 4.950%, 1/15/21	2,885,855
1,000,000	Kimco Realty Corp., 4.820%, 6/1/14	1,051,921
2,000,000	Plum Creek Timberlands PLC, 4.700%, 3/15/21	2,130,956
2,000,000	Senior Housing Properties Trust, 4.300%, 1/15/16	2,060,912
2,000,000	Simon Property Group LP, 5.650%, 2/1/20	2,406,452

		15,643,751

Telecommunication Services — 2.1%
2,000,000	AT&T, Inc., 5.600%, 5/15/18	2,450,718
2,000,000	Verizon Wireless, 7.375%, 11/15/13	2,149,150
2,000,000	Vodafone Group PLC, 5.000%, 12/16/13	2,108,024

		6,707,892

Utilities — 8.6%
1,000,000	Consolidated Edison Co. of New York, Inc., Series 03-B, 3.850%, 6/15/13	1,024,009
2,000,000	Constellation Energy Group, Inc., 4.550%, 6/15/15	2,179,790
3,000,000	Dominion Resources, Inc., Series 07-A, 6.000%, 11/30/17	3,648,993
4,000,000	Duke Energy Corp., 6.300%, 2/1/14	4,293,260
1,000,000	Georgia Power Co., 5.400%, 6/1/40	1,229,833
3,000,000	Georgia Power Co., 4.750%, 9/1/40	3,394,767
1,800,000	Gulf Power Co., Series K, 4.900%, 10/1/14	1,892,882
2,310,000	Metropolitan Edison, 4.875%, 4/1/14	2,418,122
3,000,000	PSEG Power LLC, 2.500%, 4/15/13	3,033,108
4,000,000	Questar Corp., 2.750%, 2/1/16	4,202,700

		27,317,464

Total Corporate Bonds (Cost $219,739,856)		234,652,466

U.S. Government Agencies — 11.2%

Federal Farm Credit Bank — 0.7%
2,000,000	4.710%, 3/6/15	2,210,236

Federal Home Loan Bank — 6.5%
3,000,000	1.750%, 12/14/12	3,009,234
3,000,000	5.375%, 6/14/13	3,108,966
1,380,000	5.000%, 7/16/13 (d)	1,431,354
2,000,000	2.000%, 5/14/15 (d)	2,003,526
5,000,000	4.750%, 9/11/15	5,635,360
5,000,000	3.500%, 12/9/16	5,554,200

		20,742,640

Federal Home Loan Mortgage Corporation — 2.9%
5,000,000	5.000%, 1/30/14	5,315,690
4,000,000	0.500%, 10/9/15	4,004,800

		9,320,490

Federal National Mortgage Association — 1.1%
3,000,000	4.065%, 2/15/18	3,497,034

Total U.S. Government Agencies (Cost $33,861,298)		35,770,400

U.S. Treasury Obligations — 8.7%

U.S. Treasury Bonds — 8.0%
1,500,000	9.125%, 5/15/18	2,193,750
2,000,000	8.750%, 8/15/20	3,142,188
4,000,000	7.125%, 2/15/23	6,105,000
4,000,000	7.625%, 2/15/25	6,532,500
4,000,000	6.750%, 8/15/26	6,258,124
1,000,000	5.250%, 11/15/28	1,399,531

		25,631,093

U.S. Treasury Notes — 0.7%
2,000,000	2.625%, 11/15/20	2,208,124

Total U.S. Treasury Obligations (Cost $21,278,722)		27,839,217

U.S. Government Mortgage Backed Agencies — 1.1%

Federal Home Loan Mortgage Corporation — 0.4%
591,423	Pool # J05518, 5.500%, 9/1/22	636,324
650,871	Pool # J08160, 5.000%, 12/1/22	703,072

		1,339,396

Federal National Mortgage Association — 0.1%
22,487	Pool # 599630, 6.500%, 8/1/16	24,150
108,866	Pool # 254403, 6.000%, 8/1/17	117,455

		141,605

Government National Mortgage Association — 0.6%
915,980	Pool # 683937, 6.000%, 2/15/23	1,012,118
707,173	Pool # 689593, 6.000%, 7/15/23	782,926
72,803	Pool # 345128, 6.500%, 1/15/24	84,374
25,405	Pool # 372962, 7.000%, 3/15/24	29,928
13,512	Pool # 373015, 8.000%, 6/15/24	13,745

		1,923,091

Total U.S. Government Mortgage Backed Agencies (Cost $3,168,520)		3,404,092

Shares		Value
Preferred Stocks — 1.3%

Financials — 0.7%
20,000	American Financial Group, Inc., 7.000%	549,200
10,000	Credit Suisse Guernsey, 7.900%	259,400
20,000	M&T Capital Trust IV, 8.500%	513,800
20,000	Raymond James Financial, Inc., 6.900%	549,200
20,000	Wells Fargo Capital Trust XII, 7.875%	516,400

		2,388,000

Real Estate Investment Trusts — 0.3%
20,000	Kimco Realty Corp., Series G, 7.750%	508,600
20,000	Vornado Realty LP, 7.875%	549,000

		1,057,600

Utilities — 0.3%
30,000	NextEra Energy Capital Holdings, Inc., Series F, 8.750%	826,500

Total Preferred Stocks (Cost $4,289,462)		4,272,100

Cash Equivalents — 4.4%
13,968,914	Huntington Money Market Fund, Interfund Shares, 0.010% (e) (f)	13,968,914

Total Cash Equivalents (Cost $13,968,914)		13,968,914

Total Investments (Cost $296,306,772) — 100.4%		319,907,189

Liabilities in Excess of Other Assets — (0.4)%		(1,418,319)

Net Assets — 100.0%		$318,488,870

(a)	Illiquid security.
(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Variable or Floating Rate Security. Rate disclosed is as of September 30, 2012.
(d)	Step Bond: Coupon rate is set for an initial period and then increased to a higher coupon rate at a specified date. The rate shown is the rate in effect at September 30, 2012.
(e)	Investment in affiliate.
(f)	Rate disclosed is the seven day yield as of September 30, 2012.

GMTN – Global Medium Term Note

MTN - Medium Term Note

Huntington Intermediate Government Income Fund

Portfolio of Investments (Unaudited)

September 30, 2012

Principal Amount		Value
U.S. Government Agencies — 43.9%

Federal Farm Credit Bank — 17.2%
$3,000,000	1.375%, 6/25/13	$3,027,366
1,000,000	4.500%, 12/15/15	1,128,376
2,000,000	4.875%, 12/16/15	2,280,784
1,000,000	3.750%, 1/29/16	1,107,459
1,000,000	5.270%, 9/1/16	1,180,581
2,000,000	5.050%, 3/8/17	2,362,226
1,000,000	5.550%, 8/1/17	1,219,536
2,500,000	3.150%, 1/12/18	2,787,192
1,000,000	4.250%, 4/16/18	1,176,104
2,000,000	5.050%, 8/1/18	2,447,124
2,000,000	2.800%, 10/28/20	2,170,892
1,000,000	5.375%, 11/10/20	1,288,146

		22,175,786

Federal Home Loan Bank — 25.1%
1,000,000	3.750%, 6/14/13	1,024,486
1,000,000	4.375%, 9/13/13	1,039,555
830,000	4.750%, 12/12/14	909,120
2,500,000	2.875%, 6/12/15	2,667,612
2,000,000	4.750%, 9/11/15	2,254,144
2,000,000	1.900%, 12/29/15	2,091,318
1,000,000	4.875%, 3/11/16	1,147,887
3,000,000	1.000%, 6/21/17	3,036,489
2,000,000	3.125%, 12/8/17	2,227,220
1,500,000	4.250%, 3/9/18	1,763,828
3,000,000	4.125%, 12/13/19	3,572,172
1,000,000	4.125%, 3/13/20	1,188,661
2,000,000	3.000%, 3/18/20	2,214,386
3,500,000	3.375%, 6/12/20	4,007,640
2,000,000	3.625%, 6/11/21	2,311,782
1,000,000	2.125%, 6/10/22	1,028,795

		32,485,095

Federal National Mortgage Association — 1.6%
2,000,000	1.375%, 11/15/16	2,062,168

Total U.S. Government Agencies (Cost $51,442,534)		56,723,049

U.S. Government Mortgage Backed Agencies — 29.5%

Federal Home Loan Mortgage Corporation — 10.3%
60,283	Pool # M81004, 5.000%, 1/1/13	60,983
97,964	Pool # E01184, 6.000%, 8/1/17	106,466
314,409	Pool # B10827, 4.500%, 11/1/18	337,906
627,518	Pool # J02717, 5.500%, 11/1/20	686,141
304,807	Pool # C90699, 5.000%, 8/1/23	330,485
282,564	Pool # C91167, 5.000%, 4/1/28	306,021
1,957,830	Pool # C91441, 3.000%, 4/1/32	2,078,686
5,866,248	Pool # C91451, 3.000%, 5/1/32	6,228,370
168,615	Pool # G08005, 5.500%, 8/1/34	185,017
226,891	Pool # 1G0865, 2.825%, 7/1/35	243,742
462,421	Pool # 972190, 5.202%, 11/1/35	494,324
339,355	Pool # G03609, 5.500%, 10/1/37	370,139
1,726,076	Pool # G06784, 3.500%, 10/1/41	1,852,161

		13,280,441

Federal National Mortgage Association — 12.8%
87,404	Pool # 647408, 5.000%, 10/1/17	95,306
415,265	Pool # 357805, 5.000%, 6/1/20	451,897
467,963	Pool # 889799, 5.500%, 2/1/23	510,779
162,134	Pool # 254911, 5.000%, 10/1/23	179,680
392,540	Pool # 255360, 5.000%, 8/1/24	435,019
393,107	Pool # 255767, 5.500%, 6/1/25	434,528
497,080	Pool # 255984, 4.500%, 11/1/25	545,185
396,743	Pool # 256116, 6.000%, 2/1/26	439,118
318,023	Pool # 256213, 6.000%, 4/1/26	351,991
355,402	Pool # 257536, 5.000%, 1/1/29	388,530
578,114	Pool # MA0115, 4.500%, 7/1/29	627,557
646,009	Pool # MA0563, 4.000%, 11/1/30	701,137
1,202,104	Pool # MA0667, 4.000%, 3/1/31	1,304,686
1,983,456	Pool # MA0706, 4.500%, 4/1/31	2,160,528
756,899	Pool # MA0804, 4.000%, 7/1/31	821,489
256,518	Pool # 254594, 5.500%, 1/1/33	284,669
419,571	Pool # 783793, 6.000%, 7/1/34	474,874
304,343	Pool # 806715, 5.500%, 1/1/35	336,030
350,563	Pool # 807963, 5.000%, 1/1/35	391,051
452,159	Pool # 735224, 5.500%, 2/1/35	501,781
440,103	Pool # 868935, 5.500%, 5/1/36	483,175
180,386	Pool # 907484, 6.000%, 1/1/37	199,653
752,979	Pool # AD7906, 5.000%, 7/1/40	844,580
823,721	Pool # AH6655, 4.000%, 2/1/41	888,607
1,610,128	Pool # AJ5469, 3.500%, 11/1/41	1,728,443
954,126	Pool # MA1044, 3.000%, 4/1/42	1,008,254

		16,588,547

Government National Mortgage Association — 6.4%
428,244	Pool # 683552, 5.500%, 2/15/23	465,687
610,720	Pool # 666057, 5.000%, 3/15/23	669,938
2,167,041	Pool # 741854, 4.000%, 5/15/25	2,353,416
131,569	Pool # 2699, 6.000%, 1/20/29	153,057
117,552	Pool # 576456, 6.000%, 3/15/32	134,650
1,562,103	Pool # 4113, 5.000%, 4/20/38	1,726,647
482,116	Pool # 676974, 5.500%, 5/15/38	536,432
778,813	Pool # 733602, 5.000%, 4/15/40	874,373
1,233,755	Pool # 4978, 4.500%, 3/20/41	1,365,780
		8,279,980

Total U.S. Government Mortgage Backed Agencies (Cost $36,206,359)		38,148,968

U.S. Treasury Obligations — 20.9%

U.S. Treasury Inflation Protection Notes — 1.5%
1,500,000	2.000%, 1/15/16	1,940,865
U.S. Treasury Notes — 19.4%
2,000,000	4.250%, 11/15/14	2,168,438
3,000,000	2.125%, 11/30/14	3,120,234
1,500,000	0.250%, 2/15/15	1,499,063
2,000,000	4.500%, 2/15/16	2,276,876
2,000,000	5.125%, 5/15/16	2,337,968
2,000,000	1.000%, 8/31/16	2,042,500
3,000,000	1.375%, 11/30/18	3,092,109
2,000,000	1.250%, 1/31/19	2,042,656
2,000,000	2.625%, 11/15/20	2,208,124
2,000,000	2.125%, 8/15/21	2,115,624
2,000,000	2.000%, 11/15/21	2,087,968

		24,991,560

Total U.S. Treasury Obligations (Cost $25,132,775)		26,932,425

Collateralized Mortgage Obligations — 3.9%

Federal Home Loan Bank — 1.0%
203,274	Series 00-0606, 5.270%, 12/28/12	205,147
1,000,000	Series Z2-2013, 4.375%, 2/13/15	1,089,248

		1,294,395

Federal Home Loan Mortgage Corporation — 1.5%
159,162	Series 2555, 4.250%, 1/15/18	167,055
535,584	Series 2571, 5.500%, 7/15/21	538,486
1,031,622	Series 2802, 5.500%, 11/15/31	1,041,917

Principal Amount or Shares		Value
196,177	Series 2976, 4.500%, 1/15/33	203,296

		1,950,754

Federal National Mortgage Association — 0.1%
109,869	Series 2003-11, 5.500%, 8/25/32	112,977
79,589	Series 2003-16, 4.000%, 2/25/33	84,571

		197,548

Government National Mortgage Association — 1.3%
1,149,819	Series 2003-100, 5.500%, 1/20/23	1,190,174
440,442	Series 2005-55, 5.000%, 5/20/32	447,978

		1,638,152

Total Collateralized Mortgage Obligations (Cost $4,890,411)		5,080,849

Cash Equivalents — 1.4%
1,859,614	Huntington Money Market Fund, Interfund Shares, 0.010% (b) (c)	1,859,614

Total Cash Equivalents (Cost $1,859,614)		1,859,614

Total Investments (Cost $119,531,693) — 99.6%		128,744,905

Other Assets in Excess of Liabilities — 0.4%		527,256

Net Assets — 100.0%		$129,272,161

(a)	Variable or Floating Rate Security. Rate disclosed is as of September 30, 2012.
(b)	Investment in affiliate.
(c)	Rate disclosed is the seven day yield as of September 30, 2012.

Huntington Mortgage Securities Fund

Portfolio of Investments (Unaudited)

September 30, 2012

Principal Amount or Shares		Value
U.S. Government Mortgage Backed Agencies — 81.1%

Federal Home Loan Mortgage Corporation — 19.2%
$ 145,191	Pool # J03237, 5.500%, 8/1/16 $	$156,328
314,409	Pool # B10827, 4.500%, 11/1/18	338,004
282,676	Pool # J10396, 4.000%, 7/1/19	305,468
149,410	Pool # G12297, 6.000%, 7/1/21	164,594
886,997	Pool # J18448, 3.000%, 4/1/22	940,989
482,194	Pool # G12867, 4.500%, 8/1/22	519,134
246,818	Pool # C90779, 5.000%, 1/1/24	271,930
255,454	Pool # C90859, 5.500%, 10/1/24	281,102
263,449	Pool # C90999, 5.500%, 11/1/26	288,088
282,564	Pool # C91167, 5.000%, 4/1/28	306,109
378,578	Pool # C91175, 5.000%, 5/1/28	410,124
1,718,198	Pool # C91296, 5.000%, 4/1/30	1,866,163
1,957,830	Pool # C91441, 3.000%, 4/1/32	2,079,298
3,910,832	Pool # C91451, 3.000%, 5/1/32	4,153,469
288,372	Pool # A15284, 5.500%, 10/1/33	316,830
337,230	Pool # G08005, 5.500%, 8/1/34	370,088
226,891	Pool # 1G0865, 2.825%, 7/1/35 (a)	243,955
273,008	Pool # A55565, 6.000%, 12/1/36	300,590
200,798	Pool # G08168, 6.000%, 12/1/36	221,084
294,540	Pool # G03498, 5.500%, 11/1/37	321,305
1,012,669	Pool # A93936, 4.500%, 9/1/40	1,092,507
752,369	Pool # A94008, 4.000%, 9/1/40	809,847
1,294,557	Pool # G06784, 3.500%, 10/1/41	1,389,525

		17,146,531

Federal National Mortgage Association — 55.3%
178,493	Pool # 684488, 5.000%, 12/1/17	191,655
289,396	Pool # 693256, 5.000%, 4/1/18	319,854
170,560	Pool # 254720, 4.500%, 5/1/18	184,590
194,769	Pool # 786729, 5.500%, 8/1/19	213,046
1,624,788	Pool # MA0504, 3.500%, 8/1/20	1,730,544
1,426,115	Pool # MA0654, 3.500%, 2/1/21	1,518,940
183,166	Pool # 896597, 5.000%, 8/1/21	199,639
217,325	Pool # 254831, 5.000%, 8/1/23	237,672
449,515	Pool # 254908, 5.000%, 9/1/23	491,602
427,416	Pool # 254911, 5.000%, 10/1/23	473,802
193,171	Pool # 255320, 5.000%, 7/1/24	214,135
1,311,099	Pool # 932438, 4.000%, 1/1/25	1,403,578
646,958	Pool # 255711, 5.500%, 4/1/25	715,329
155,837	Pool # 357771, 5.000%, 5/1/25	172,360
255,936	Pool # 255834, 4.500%, 6/1/25	281,264
497,080	Pool # 255984, 4.500%, 11/1/25	545,340
495,928	Pool # 256116, 6.000%, 2/1/26	549,053
749,082	Pool # 257163, 5.000%, 4/1/28	823,823
442,687	Pool # 257238, 5.000%, 6/1/28	486,857
373,340	Pool # 257281, 5.000%, 7/1/28	410,590
355,402	Pool # 257536, 5.000%, 1/1/29	388,641
695,879	Pool # MA0096, 4.500%, 6/1/29	755,611
924,982	Pool # MA0115, 4.500%, 7/1/29	1,004,380
1,035,674	Pool # MA0171, 4.500%, 9/1/29	1,123,926
646,009	Pool # MA0563, 4.000%, 11/1/30	701,338
1,579,730	Pool # MA0641, 4.000%, 2/1/31	1,715,029
1,202,104	Pool # MA0667, 4.000%, 3/1/31	1,305,061
1,983,456	Pool # MA0706, 4.500%, 4/1/31	2,161,148
3,531,559	Pool # MA0776, 4.500%, 6/1/31	3,865,599
756,899	Pool # MA0804, 4.000%, 7/1/31	821,726
1,838,588	Pool # MA0976, 3.500%, 2/1/32	1,980,586
2,451,630	Pool # MA1084, 3.500%, 6/1/32	2,640,975
508,662	Pool # 729535, 5.500%, 7/1/33	564,564
293,857	Pool # 786457, 5.353%, 7/1/34 (a)	318,147
419,571	Pool # 783793, 6.000%, 7/1/34	474,939
304,342	Pool # 806715, 5.500%, 1/1/35	336,078
195,890	Pool # 814261, 6.000%, 1/1/35	220,210
452,159	Pool # 735224, 5.500%, 2/1/35	501,852
327,704	Pool # 845573, 5.362%, 2/1/36 (a)	350,271
257,379	Pool # 745511, 5.000%, 4/1/36	281,089
449,147	Pool # 745418, 5.500%, 4/1/36	495,421
170,658	Pool # 888029, 6.000%, 12/1/36	188,912
180,386	Pool # 907484, 6.000%, 1/1/37	199,681
752,979	Pool # AD7906, 5.000%, 7/1/40	844,698
1,437,114	Pool # AD7724, 5.000%, 7/1/40	1,572,346
3,045,802	Pool # AE4310, 4.000%, 9/1/40	3,286,679
1,316,181	Pool # AE0395, 4.500%, 10/1/40	1,424,884
1,190,063	Pool # AE4628, 4.500%, 10/1/40	1,292,586
1,235,581	Pool # AH6655, 4.000%, 2/1/41	1,333,297
2,153,337	Pool # AB3417, 4.000%, 8/1/41	2,324,307
1,610,128	Pool # AJ5469, 3.500%, 11/1/41	1,728,946
1,803,453	Pool # AB4106, 3.500%, 12/1/41	1,936,538

		49,303,138

Government National Mortgage Association — 6.6%
284,863	Pool # 683915, 5.000%, 1/15/23	315,200
387,977	Pool # 691761, 5.000%, 7/15/23	425,658
1,857,464	Pool # 741854, 4.000%, 5/15/25	2,017,794
723,817	Pool # 4886, 4.500%, 12/20/25	790,722
791,094	Pool # 3637, 5.500%, 11/20/34	887,989
482,116	Pool # 676974, 5.500%, 5/15/38	536,507
778,813	Pool # 733602, 5.000%, 4/15/40	874,495
		5,848,365

Total U.S. Government Mortgage Backed Agencies (Cost $68,961,786)		72,298,034

Common Stocks — 11.4%

Real Estate Investment Trusts — 11.4%
8,074	Acadia Realty Trust	200,397
6,500	Alexandria Real Estate Equities, Inc.	477,880
11,000	American Campus Communities, Inc.	482,680
1,000	Associated Estates Realty Corp.	15,160
2,000	BioMed Realty Trust, Inc.	37,440
4,500	Boston Properties, Inc.	497,745
500	Brandywine Realty Trust	6,095
1,000	Brookfield Office Properties, Inc.	16,560
1,000	Camden Property Trust	64,490
2,000	Colonial Properties Trust	42,100
1,000	Coresite Realty Corp.	26,940
1,000	CubeSmart	12,870
1,000	DDR Corp.	15,360
1,000	DiamondRock Hospitality Co.	9,630
6,300	Digital Realty Trust, Inc.(b)	440,055
14,000	Douglas Emmett, Inc.	322,980
17,000	Duke Realty Corp.	249,900
5,000	DuPont Fabros Technology, Inc.	126,250
9,000	EastGroup Properties, Inc.	478,800
6,500	Equity Lifestyle Properties, Inc.	442,780
6,000	Equity Residential	345,180
3,500	Essex Property Trust, Inc.	518,840
1,000	Excel Trust, Inc.	11,420
2,000	Extra Space Storage, Inc.	66,500
1,500	Federal Realty Investment Trust	157,950
6,000	HCP, Inc.	266,880
1,500	Health Care REIT, Inc.	86,625
3,500	Healthcare Realty Trust, Inc.	80,675
7,000	Home Properties, Inc.	428,890
11,616	Host Hotels & Resorts, Inc.	186,437
8,600	Kimco Realty Corp.	174,322
5,000	Kite Realty Group Trust	25,500
9,000	LaSalle Hotel Properties	240,210
6,915	Macerich Co./The	395,745
9,500	National Retail Properties, Inc.(b)	289,750
2,500	Pennsylvania Real Estate Investment Trust (b)	39,650

Principal Amount or Shares		Value
2,000	Post Properties, Inc.	95,920
3,743	ProLogis, Inc.	131,117
2,000	Public Storage, Inc.	278,340
3,500	Regency Centers Corp.	170,555
3,000	Retail Properties of America, Inc.	33,960
1,000	Sabra Health Care REIT, Inc.	20,010
4,500	Simon Property Group, Inc.	683,145
403	SL Green Realty Corp.	32,268
1,000	Sovran Self Storage, Inc.	57,850
10,000	Tanger Factory Outlet Centers, Inc.	323,300
1,000	Taubman Centers, Inc.	76,730
6,376	UDR, Inc.	158,252
7,000	Ventas, Inc.	435,750
1,436	Vornado Realty Trust	116,388
1,000	Washington Real Estate Investment Trust	26,820
7,500	Weingarten Realty Investors	210,825
2,000	Westfield Group	21,078
2,000	Westfield Retail Trust	5,996

Total Common Stocks (Cost $6,328,504)		10,158,990

U.S. Government Agencies — 2.8%

Federal Farm Credit Bank — 2.8%
2,500,000	1.950%, 7/19/22	2,497,610

Total U.S. Government Agencies (Cost $2,512,440)		2,497,610

Collateralized Mortgage Obligations — 1.9%

Federal Home Loan Bank — 0.2%
207,617	Series Z2-2013, 4.800%, 2/25/13	210,281
Federal Home Loan Mortgage Corporation — 1.4%
256,748	Series 3322, 5.250%, 4/15/17	268,528
264,873	Series 2497, 5.000%, 9/15/17	283,292
151,912	Series 2770, 4.000%, 1/15/18	154,196
287,637	Series 2672, 5.500%, 8/15/31	291,099
196,177	Series 2976, 4.500%, 1/15/33	203,392

		1,200,507

Federal National Mortgage Association — 0.3%
238,828	Series 1999-13, 6.000%, 4/25/29	270,482
Residential Whole Loans — 0.0%
393	Citicorp Mortgage Securities, Inc., 5.500%, 10/25/35	394

Total Collateralized Mortgage Obligations (Cost $1,606,560)		1,681,664

Cash Equivalents — 2.6%
2,316,225	Huntington Money Market Fund, Interfund Shares, 0.010% (c) (d)	2,316,225

Total Cash Equivalents(Cost $2,316,225)		2,316,225

Short-Term Securities Held as Collateral for Securities Lending — 0.9%
773,522	Fidelity Institutional Money Market Portfolio, Institutional Class, 0.200% (d)	773,522

Total Short-Term Securities Held as
Collateral for Securities Lending (Cost $773,522)		773,522

Total Investments (Cost $82,499,037) — 100.7%		89,726,045

Liabilities in Excess of Other Assets — (0.7)%		(587,831)

Net Assets — 100.0%		$89,138,214

(a)	Variable or Floating Rate Security. Rate disclosed is as of September 30, 2012.
(b)	All or a portion of the security was on loan as of September 30, 2012. The total value of securities on loan as of September 30, 2012 was $766,405.
(c)	Investment in affiliate.
(d)	Rate disclosed is the seven day yield as of September 30, 2012.

Huntington Ohio Tax-Free Fund

Portfolio of Investments (Unaudited)

September 30, 2012

Principal Amount		Value
Municipal Bonds — 98.5%

Ohio — 98.5%
$ 400,000	Akron, OH, Various Purposes, G.O., 2.250%, 12/1/19	$412,040
100,000	Akron, OH, Various Purposes, G.O., (AGM Ins.), 5.000%, 12/1/20	117,264
500,000	Akron, OH, Income Tax Revenue, Series A, 5.000%, 12/1/23	610,520
225,000	Akron, OH, G.O., (AMBAC Ins.), 5.000%, 12/1/24	251,588
250,000	Akron, OH, Various Purposes, G.O., 5.000%, 12/1/26	285,675
100,000	Ashland, OH, Various Purposes, G.O., (National Reinsurance), 4.500%, 12/1/22	102,573
150,000	Barberton, OH, City School District, G.O., (Student Credit Program), 5.000%, 12/1/22	172,496
300,000	Bath, OH, Local School District, G.O., (AGM Ins.), 0.000%, 12/1/18 (a)	263,931
335,000	Big Walnut, OH, Local School District, G.O., 0.000%, 12/1/18 (a)	305,346
300,000	Bowling Green, OH, City School District, School Facilities Construction and Improvement, G.O., (AGM Ins.), 5.000%, 12/1/23	333,912
320,000	Bowling Green, OH, City School District, G.O., (AGM Ins.), 5.000%, 12/1/24	354,832
560,000	Brookfield, OH, Local School District, School Facilities Improvement, G.O., (AGM Ins.), 5.000%, 1/15/22	633,903
250,000	Bucyrus, OH, City School District, G.O., (AGM Ins.), 5.000%, 12/1/22	275,275
170,000	Butler County, OH, G.O., (AMBAC Ins.), 4.750%, 12/1/20	181,890
400,000	Butler County, OH, G.O., (AMBAC Ins.), 4.750%, 12/1/24	423,928
500,000	Centerville, OH, G.O., (National Reinsurance), 5.000%, 12/1/20	521,480
200,000	Chagrin Falls, OH, Exempt Village School District, G.O., (MBIA Ins.), 5.250%, 12/1/19	216,198
300,000	Cincinnati, OH, Various Purposes, G.O., Series C, 5.000%, 12/1/19	349,596
300,000	Cincinnati, OH, Technical & Community College, General Receipts Revenue, (Ohio CCD Program), 4.000%, 10/1/20	340,566
500,000	Cincinnati, OH, Water System Revenue, Series A, 5.000%, 12/1/22	627,835
200,000	Clark County, OH, Various Purposes, G.O., (XLCA Ins.), 5.000%, 12/1/18	234,094
500,000	Cleveland, OH, Public Power System Revenue, Series A, (National Reinsurance, FGIC Ins.), 5.000%, 11/15/16	569,815
500,000	Cleveland, OH, Airport System Revenue, Series C, (AGM Ins.), 5.000%, 1/1/18	561,820
500,000	Cleveland, OH, Waterworks Revenue, Series P, 5.000%, 1/1/22	584,080
365,000	Cleveland, OH, Airport System Revenue, Series C, (Assured Guaranty), 5.000%, 1/1/23	405,176
245,000	Cleveland, OH, Waterworks Revenue, Series P, 5.000%, 1/1/26	280,625
250,000	Cleveland, OH, Greater Cleveland Regional Transit Authority, Capital Improvement, G.O., Series A, (AGM Ins.), 5.000%, 12/1/21	291,215
150,000	Clyde-Green Springs, OH, Exempted Village School District, School Facilities Construction and Improvement, G.O., (AGM Ins., Student Credit Program), 5.000%, 12/1/19	174,143
100,000	Clyde-Green Springs, OH, Exempted School District, G.O., (AGM Ins., Student Credit Program), 4.375%, 12/1/25	108,244
410,000	Coldwater, OH, Exempted Village School District, School Facilities Construction and Improvement, G.O., (Student Credit Program), 0.000%, 12/1/17 (a)	373,018
250,000	Colerain Township, OH, G.O., 4.000%, 12/1/21	293,265

Principal Amount		Value
250,000	Columbus, OH, Regional Airport Authority Revenue, (MBIA Ins.), 5.000%, 1/1/20	280,692
100,000	Columbus, OH, Regional Airport Authority Revenue, (AGM National Reinsurance), 5.000%, 1/1/21	111,671
505,000	Columbus, OH, Various Purposes, G.O., 5.000%, 7/1/23	642,618
55,000	Columbus, OH , Sewer Revenue, Series A, 5.000%, 6/1/24	64,495
220,000	Cuyahoga Community College District, General Receipts Revenue, Series D, 5.000%, 8/1/26	262,156
200,000	Cuyahoga County, OH, Various Purposes, G.O., Series A, 5.000%, 12/1/21	243,114
220,000	Dalton Local School District, School Improvement, G.O., (Student Credit Program), 5.000%, 8/1/24	254,806
490,000	Dalton Local School District, School Improvement, G.O., (Student Credit Program), 5.000%, 8/1/25	565,661
360,000	Fairfield Union, OH, Local School District, G.O., Series A, (AGM Ins.), 4.250%, 12/1/18	401,483
250,000	Fairless, OH, Local School District, G.O., 0.000%, 12/1/16 (a)	230,702
300,000	Fairless, OH, Local School District, G.O., 0.000%, 12/1/17 (a)	270,027
155,000	Forest Hills, OH, Local School District, G.O., (AGM Ins.), 4.750%, 12/1/16	161,121
35,000	Gallia, OH, Local School District, G.O., (AGM Ins.), 4.500%, 12/1/20	37,106
150,000	Garfield Heights, OH , City School District, School Improvement, G.O., (Student Credit Program), 0.000%, 12/15/18 (a)	132,833
500,000	Geneva, OH, City School District, School Improvement, G.O., (Student Credit Program), 4.500%, 12/1/25	556,510
300,000	Grand Valley, OH, Local School District, School Improvement, G.O., (Student Credit Program), 0.000%, 12/1/16 (a)	276,273
450,000	Greene County, OH, Sewer Systems Revenue, (AMBAC Ins.), 5.000%, 12/1/18	510,385
100,000	Greene County, OH, Water System Revenue, Series A, (National Reinsurance), 5.250%, 12/1/20	124,357
275,000	Greene County, OH, Water & Sewer Revenue, (AGM Ins.), 5.000%, 12/1/21	298,270
170,000	Hamilton County, OH, Stratford Heights Project, (AGM Ins.), 5.000%, 6/1/18	196,279
200,000	Hamilton County, OH, Sewer Systems Revenue, Series A, (MBIA Ins.), 5.000%, 12/1/20	231,638
280,000	Hamilton, OH, Various Purposes, G.O., (Assured Guaranty), 5.000%, 11/1/21	321,622
100,000	Hamilton, OH, City School District, School Improvement, G.O., 5.000%, 12/1/21	114,099
100,000	Hilliard, OH, School District, G.O., 5.000%, 12/1/23	111,355
500,000	Hilliard, OH, Various Purposes, G.O., 5.000%, 12/1/24	611,035
50,000	Huber Heights, OH, City School District, School Improvement, G.O., 5.000%, 12/1/20	60,704
200,000	Huber Heights, OH, City School District, School Improvement, G.O., 4.750%, 12/1/24	230,606
500,000	Independence, OH, Local School District, G.O., 0.000%, 12/1/18 (a)	442,575
75,000	Independence, OH, Rockside Road Improvement, G.O., (AMBAC Ins.), 5.000%, 12/1/20	82,341
160,000	Jackson, OH, Local School District, Stark and Summit Counties, G.O., (AGM Ins.), 5.000%, 12/1/18	172,072
420,000	Joseph Badger, OH, Local School District, Various Purposes, G.O., (Student Credit Program), 0.000%, 12/1/18 (a)	372,670
615,000	Kent State University, OH, General Receipts Revenue, Series B, (Assured Guaranty), 5.000%, 5/1/23	717,859
50,000	Kettering, OH, City School District, School Improvement, G.O., (AGM Ins.), 4.750%, 12/1/19	56,974
400,000	Kettering, OH, City School District, G.O., (AGM Ins.), 4.750%, 12/1/22	445,128
250,000	Kings Mill, OH, Local School District, School Improvement, G.O., (National Reinsurance), 5.000%, 12/1/19	292,887
100,000	Lake, OH, Local School District, Stark County School Improvement, G.O., (AGM Ins.), 5.000%, 12/1/18	109,949

Principal Amount		Value
150,000	Lakota, OH, Local School District, G.O., 4.000%, 12/1/24	171,096
490,000	Lancaster, OH, City School District, School Facilities Construction and Improvement, G.O., (Student Credit Program), 4.000%, 10/1/21	562,481
430,000	Lebanon, OH, City School District, G.O., (AGM Ins.), 5.000%, 12/1/23	496,452
500,000	Lorain, OH, City School District, School Improvement, G.O., (Student Credit Program), 4.000%, 12/1/21	572,950
445,000	Martins Ferry, OH, City School District, G.O., (Student Credit Program), 0.000%, 12/1/17 (a)	401,359
250,000	Marysville, OH, Exempted Village School District, G.O., (AGM Ins.), 5.000%, 12/1/23	269,665
50,000	Marysville, OH, Exempted Village School District, G.O., (AGM Ins.), 5.000%, 12/1/24	53,807
300,000	Mason, OH, Sewer Systems, G.O., 4.500%, 12/1/22	365,574
200,000	Mason, OH, Sewer Systems, G.O., 5.000%, 12/1/26	246,042
125,000	Mechanicsburg, OH, Exempt Village School District, G.O., (Student Credit Program), 0.000%, 12/1/16 (a)	116,594
100,000	Mechanicsburg, OH , Exempt Village School District, G.O., (Student Credit Program), 0.000%, 12/1/18 (a)	88,894
125,000	Medina County, OH, Library District, G.O., 0.000%, 12/1/19 (a)	106,043
50,000	Miami University, OH, General Receipts Revenue, (AMBAC Ins.), 5.000%, 9/1/23	56,732
200,000	Middletown, OH, School Improvement, G.O., (AGM Ins.), 4.375%, 12/1/20	216,764
500,000	Middletown, OH, G.O., (AGM Ins.), 5.000%, 12/1/21	574,695
540,000	Montgomery County, OH, Refunding & Improvement, G.O., (National Reinsurance), 5.000%, 12/1/21	588,735
145,000	Montpelier, OH , Exempted Village School District, G.O., (Student Credit Program), 0.000%, 12/1/15 (a)	137,660
200,000	Mount Healthy, OH, City School District, G.O., (AGM Ins.), 5.250%, 12/1/19	236,974
250,000	Mount Healthy, OH, City School District, G.O., (AGM Ins.), 5.000%, 12/1/25	280,687
50,000	Mount Vernon, OH, City School District, G.O., (AGM Ins.), 5.000%, 12/1/17	54,315
300,000	New Albany, OH, Plain Local School District, Various Purposes, G.O., 0.000%, 12/1/20 (a)	252,975
300,000	New Albany, OH, Plain Local School District, Various Purposes, G.O., 4.000%, 12/1/22	347,739
50,000	Nordonia Hills, OH , City School District, School Improvement, G.O., (National Reinsurance, FGIC Ins.), 4.500%, 12/1/20	54,133
205,000	Northmont, OH, City School District, School Improvement, G.O., Series A, (Student Credit Program), 4.000%, 11/1/24	228,774
300,000	Northwest, OH, Local School District, Stark, Summit & Wayne Counties, G.O., (Student Credit Program), 0.000%, 12/1/19 (a)	255,768
100,000	Northwest, OH, Local School District, Stark, Summit & Wayne Counties, G.O., (Student Credit Program), 0.000%, 12/1/20 (a)	81,911
200,000	Ohio Capital Asset Financing Program Fractionalized Interests, G.O., Series B, 5.000%, 12/1/22	228,626
165,000	Ohio Higher Educational Facility Commission, Revenue, Denison University Project, 5.000%, 11/1/20	178,217
350,000	Ohio Higher Educational Facility Commission, Revenue, University of Dayton Project, (AMBAC Ins.), 5.000%, 12/1/25	383,638
120,000	Ohio Housing Finance Agency, Single-Family Mortgage Revenue, Series 1, 2.650%, 5/1/17	121,240
405,000	Ohio Housing Finance Agency, Single-Family Mortgage Revenue, Series 3, 2.550%, 11/1/17	426,121
310,000	Ohio Housing Finance Agency, Single-Family Mortgage Revenue, Series 1, 3.250%, 5/1/20	313,993
75,000	Ohio State, G.O., Series A, 5.000%, 9/15/17	83,286

Principal Amount		Value
500,000	Ohio State, G.O., Series A, 5.000%, 9/15/19	554,850
100,000	Ohio State, Infrastructure Improvement, G.O., Series A, 5.000%, 3/1/20	114,980
75,000	Ohio State, G.O., Series C, 5.000%, 8/1/20	93,627
175,000	Ohio State, G.O., Series A, 5.000%, 9/1/20	206,318
350,000	Ohio State, G.O., Series D, 5.000%, 9/15/20	402,633
725,000	Ohio State, Revitalization Project Revenue, Series A, (AMBAC Ins.), 5.000%, 4/1/21	803,749
250,000	Ohio State, G.O., Series D, 5.000%, 9/15/21	285,475
270,000	Ohio State, Higher Education, G.O., Series A, 5.000%, 2/1/22	335,491
525,000	Ohio State, Parks & Recreation Revenue, G.O., Series A, 5.250%, 9/1/22	651,000
500,000	Ohio State, G.O., 4.250%, 9/15/22	598,055
655,000	Ohio State, G.O., Series A, 5.375%, 9/1/23	782,293
130,000	Ohio State, Infrastructure Improvement, G.O., Series A, 5.000%, 9/1/23	146,093
750,000	Ohio State, G.O., Series A, 4.500%, 9/15/23	808,252
1,100,000	Ohio State, G.O., Series A, 4.500%, 9/15/24	1,181,290
600,000	Ohio State, School Improvement, G.O., Series B, 5.000%, 9/15/24	733,032
100,000	Ohio State, School Improvement, G.O., Series A,, 4.500%, 9/15/25	106,989
150,000	Ohio State Building Authority, State Facilities Arts Building, Fund Project Revenue, Series A, 5.000%, 4/1/16	153,284
100,000	Ohio State Building Authority, Administration Building Fund Revenue, Series A, 4.000%, 10/1/20	111,801
135,000	Ohio State Building Authority, Administration Building Fund Revenue, Series A, 5.000%, 10/1/22	156,960
400,000	Ohio State Building Authority, Administration Building Fund Revenue, Series A, 5.000%, 10/1/23	461,676
100,000	Ohio State Cultural and Sports Capital Facilities Revenue, Series A, (AGM Ins.), 5.000%, 4/1/17	109,908
300,000	Ohio State Major New Street Infrastructure Project Revenue, Series 2008-1, 5.500%, 6/15/20	361,674
1,000,000	Ohio State Turnpike Commission Revenue, Series A, (FGIC Ins.), 5.500%, 2/15/20	1,262,840
240,000	Ohio State Turnpike Commission Revenue, Series A, 5.000%, 2/15/21	284,887
375,000	Ohio State University, Revenue, Series A, 4.250%, 12/1/24	423,439
170,000	Ohio State University, Revenue, Series A, 5.000%, 6/1/25	185,742
280,000	Ohio State University, Revenue, Series A, 5.000%, 12/1/26	331,845
100,000	Ohio State University, Revenue, Series A, 5.000%, 12/1/27	118,069
150,000	Ohio State University, Revenue, Series A, 5.000%, 12/1/28	176,625
500,000	Ohio State Water Development Authority, Drinking Water Assistance Fund, Revenue, 5.000%, 12/1/22	590,755
500,000	Ohio State Water Development Authority, State of Ohio Pollution Control Revenue, 5.000%, 12/1/23	621,465
100,000	Ohio University, General Receipts Revenue, Series B, 5.000%, 12/1/23	110,443
500,000	Olentangy, OH, Local School District, G.O., Series A, (AGM Ins.), 5.000%, 12/1/18	574,635
300,000	Olentangy, OH, Local School District, G.O., Series A, (AGM Ins.), 5.000%, 12/1/21	339,210
700,000	Olentangy, OH, Local School District, G.O., Series A, (AGM Ins.), 5.000%, 12/1/22	797,244
100,000	Reynoldsburg, OH, City School District, School Facilities Construction and Improvement, G.O., (Student Credit Program) 5.000%, 12/1/20	115,342
470,000	River Valley, OH, Local School District, G.O., (AGM Ins., Student Credit Program), 5.250%, 11/1/23	590,752
300,000	Sheffield Lake, OH, City School District, School Improvement, G.O., 5.000%, 12/1/25	343,593
125,000	Sidney, OH, City School District, G.O., (National Reinsurance, FGIC Ins.), 4.750%, 12/1/20	142,036
780,000	Southwest Licking, OH, Local School District, G.O., (AMBAC Ins.), 5.000%, 12/1/19	838,640

Principal Amount or Shares		Value
500,000	South-Western, OH, City School District, G.O., (AGM Ins.), 4.750%, 12/1/22	553,780
595,000	Springfield, OH, City School District, School Improvement, G.O., (AGM Ins., Student Credit Program), 5.000%, 12/1/19	700,273
125,000	Springfield, OH, City School District, School Improvement, G.O., (AGM Ins., Student Credit Program), 5.000%, 12/1/21	145,716
235,000	Swanton, OH, Local School District, School Improvement, G.O., (FGIC Ins.), 4.900%, 12/1/15	236,405
235,000	Sylvania, OH, City School District, School Improvement, G.O., 5.000%, 12/1/18	271,890
225,000	Toledo, OH, Sewer System Revenue, (AMBAC Ins.), 5.000%, 11/15/18	233,327
700,000	Toledo, OH, Waterworks Revenue, (MBIA Ins.), 5.000%, 11/15/19	779,982
300,000	Toledo, OH, Waterworks Revenue, (MBIA- RE FGIC Ins.), 5.000%, 11/15/22	329,154
400,000	Trotwood, OH, Trotwood-Madison City School District, School Improvement, G.O., (AGM Ins.), 4.250%, 12/1/18	442,672
75,000	Trumbull County, OH, Various Purposes, G.O., Series B, (AGM Ins.), 5.000%, 12/1/20	88,408
50,000	Trumbull County, OH, Various Purposes, G.O., (AGM Ins.), 5.000%, 12/1/28	56,668
235,000	Twinsburg, OH , Local School District Refunding, G.O., (FGIC Ins.), 5.000%, 12/1/18	253,781
350,000	University of Akron, OH, General Receipts Revenue, Series A, (AGM Ins.), 5.000%, 1/1/21	401,457
500,000	University of Akron, OH, General Receipts Revenue, Series B, (AGM Ins.), 5.250%, 1/1/24	574,330
500,000	University of Cincinnati, OH, General Receipts Revenue, Series A, (AMBAC Ins.), 5.000%, 6/1/17	555,040
300,000	University of Cincinnati, OH, General Receipts Revenue, Series A, (AMBAC Ins.), 5.000%, 6/1/19	347,094
300,000	University of Cincinnati, OH, General Receipts Revenue, Series A, (AMBAC Ins.), 5.000%, 6/1/19	331,848
500,000	University of Cincinnati, OH, General Receipts Revenue, Series A, (AGM Ins.), 5.000%, 6/1/20	560,015
105,000	University of Cincinnati, OH, General Receipts Revenue, Series F, 5.000%, 6/1/21	128,343
500,000	University of Cincinnati, OH, General Receipts Revenue, Series A, (MBIA Ins.), 5.000%, 6/1/22	566,905
400,000	University of Toledo, OH, General Receipts Revenue, Series A, (AMBAC Ins.), 5.000%, 6/1/19	456,264
50,000	Warren County, OH, Waterworks Refunding Revenue, (AGM Ins.), 5.000%, 12/1/15	50,797
150,000	Warren County, OH, Waterworks Refunding Revenue, (AGM Ins.), 5.000%, 12/1/18	152,304
650,000	Washington Court House, OH, School Improvements, G.O., (National Reinsurance, FGIC Ins.), 5.000%, 12/1/19	706,303
100,000	Westerville, OH, Various Purposes, G.O., (AMBAC Ins.), 5.000%, 12/1/24	114,851
125,000	Westerville, OH, G.O., (AMBAC Ins.), 5.000%, 12/1/23	144,161
300,000	Wyoming, OH, School District, Refunding School Improvement, G.O., (AGM Ins.), 5.000%, 12/1/20	332,097

Total Municipal Bonds (Cost $53,178,105)		55,725,213

Cash Equivalents — 0.9%
497,245	Fidelity Institutional Tax-Exempt Money Market Portfolio, Class I 0.010% (b)	497,245

Total Cash Equivalents (Cost $497,245)		497,245

Total Investments (Cost $53,675,350) — 99.4%		56,222,458

Other Assets in Excess of Liabilities — 0.6%		345,564

Net Assets — 100.0%		$56,568,022

(a)	Zero coupon capital appreciation bond.
(b)	Rate disclosed is the seven day yield as of September 30, 2012.

AGM — Assured Guaranty Municipal Corp.

AMBAC — American Municipal Bond Assurance Corp.

FGIC— Financial Guaranty Insurance Co.

G.O. — General Obligation

MBIA — Municipal Bond Insurance Association

XLCA — XL Capital Assurance, Inc.

Huntington Short/Intermediate Fixed Income Securities Fund

Portfolio of Investments (Unaudited)

September 30, 2012

Principal Amount		Value
Corporate Bonds — 73.9%

Consumer Discretionary — 5.1%
$1,000,000	Home Depot, Inc./The, 5.250%, 12/16/13	$1,058,380
1,000,000	Johnson Controls, Inc., 4.875%, 9/15/13	1,037,795
1,000,000	McDonald’s Corp., MTN, 4.300%, 3/1/13	1,016,043
2,000,000	TCM Sub LLC, 3.550%, 1/15/15 (a)	2,105,150
2,000,000	Time Warner, Inc., 3.150%, 7/15/15	2,134,358
1,000,000	Walt Disney Co./The, 4.500%, 12/15/13	1,049,524
2,000,000	Wyndham Worldwide Corp., 2.950%, 3/1/17	2,016,864

		10,418,114

Consumer Staples — 6.4%
2,000,000	Anheuser-Busch InBev Worldwide, Inc., 1.375%, 7/15/17	2,024,428
2,000,000	Coca-Cola Enterprises, Inc., 1.125%, 11/12/13	2,010,914
1,000,000	CVS Caremark Corp., 4.875%, 9/15/14	1,079,903
1,585,000	General Mills, Inc., 5.250%, 8/15/13	1,650,725
1,000,000	H.J. Heinz Co., 5.350%, 7/15/13	1,038,023
2,000,000	Kellogg Co., 1.750%, 5/17/17	2,041,866
2,000,000	Kroger Co./The, 2.200%, 1/15/17	2,048,462
1,000,000	Sysco Corp., 4.200%, 2/12/13	1,013,024

		12,907,345

Energy — 5.5%
1,000,000	Apache Corp., 6.000%, 9/15/13	1,052,649
267,000	ConocoPhillips, 4.750%, 2/1/14	282,033
2,000,000	Kinder Morgan Energy Partners LP, 5.125%, 11/15/14	2,171,900
1,000,000	Noble Corp., 5.875%, 6/1/13	1,033,648
2,000,000	Phillips 66, 2.950%, 5/1/17 (a)	2,115,792
2,000,000	Schlumberger Norge AS, 1.950%, 9/14/16 (a)	2,066,114
2,250,000	Spectra Energy Capital LLC, 5.900%, 9/15/13	2,357,028

		11,079,164

Financials — 17.7%
2,000,000	American Express Credit Co., MTN, 2.750%, 9/15/15	2,106,990
2,000,000	Bank of America Corp., MTN, 1.867%, 1/30/14 (b)	2,014,338
2,000,000	Bank of Montreal, MTN, 2.500%, 1/11/17	2,102,644
2,000,000	Bank of New York Mellon Corp./The, 2.950%, 6/18/15	2,124,506
2,000,000	Bank of Nova Scotia, 2.375%, 12/17/13	2,045,010
1,000,000	Boeing Capital Corp., 3.250%, 10/27/14	1,055,618
1,000,000	Charles Schwab Corp./The, 4.950%, 6/1/14	1,071,784
1,500,000	Citigroup, Inc., 6.010%, 1/15/15	1,643,884
2,000,000	Fifth Third Bancorp, 3.625%, 1/25/16	2,157,496
2,500,000	General Electric Capital Corp., 2.250%, 11/9/15	2,589,080
1,500,000	Goldman Sachs Group, Inc./The, 5.500%, 11/15/14	1,627,798
2,000,000	HSBC Bank PLC, 3.500%, 6/28/15 (a)	2,121,870
1,000,000	KeyBank NA, 5.091%, 3/26/15	1,087,390
2,000,000	Manulife Financial Corp., 3.400%, 9/17/15	2,094,168
2,000,000	MetLife Global Funding I, 3.125%, 1/11/16 (a)	2,129,264
2,000,000	Prudential Financial, Inc., MTN, 3.875%, 1/14/15	2,124,258
2,000,000	Royal Bank of Canada, 1.450%, 10/30/14	2,034,168
2,000,000	US Bancorp, MTN, 2.200%, 11/15/16	2,099,444
1,500,000	Wells Fargo & Co., GMTN 3.750%, 10/1/14	1,591,069

		35,820,779

Health Care — 11.1%
2,014,000	Cardinal Health, Inc., 4.000%, 6/15/15	2,169,602
2,232,000	Celgene Corp., 2.450%, 10/15/15	2,313,640
2,000,000	Covidien International Finance SA, 2.800%, 6/15/15	2,104,528
2,000,000	Express Scripts Holding Co., 2.650%, 2/15/17 (a)	2,095,806
2,000,000	Howard Hughes Medical Institute, 3.450%, 9/1/14	2,116,408
2,000,000	Laboratory Corp. of America Holdings, 2.200%, 8/23/17	2,042,734
1,000,000	Medco Health Solutions, Inc., 6.125%, 3/15/13	1,024,534
1,000,000	Medtronic, Inc., 2.625%, 3/15/16	1,061,601
1,200,000	St. Jude Medical, Inc., 3.750%, 7/15/14	1,263,863
2,000,000	Thermo Fisher Scientific, Inc., 2.250%, 8/15/16	2,075,866
2,000,000	WellPoint, Inc., 5.250%, 1/15/16	2,242,644
1,000,000	Wyeth, 5.500%, 3/15/13	1,023,711
1,000,000	Zimmer Holdings, Inc., 1.400%, 11/30/14	1,005,097

		22,540,034

Industrials — 8.1%
1,000,000	3M Co., MTN, 4.375%, 8/15/13	1,036,479

Principal Amount or Shares		Value
2,000,000	Caterpillar, Inc., 1.500%, 6/26/17	2,042,164
2,000,000	Danaher Corp., 2.300%, 6/23/16	2,105,116
2,000,000	Eaton Corp., 4.900%, 5/15/13	2,052,970
1,000,000	Ecolab, Inc., 3.000%, 12/8/16	1,075,205
1,000,000	Emerson Electric Co., 4.625%, 10/15/12	1,001,630
2,000,000	Harsco Corp., 2.700%, 10/15/15	2,014,054
1,500,000	JB Hunt Transport Services, Inc., 3.375%, 9/15/15	1,547,546
1,500,000	Northrop Grumman Corp., 3.700%, 8/1/14	1,581,855
1,000,000	Raytheon Co., 1.625%, 10/15/15	1,024,431
1,000,000	Shell International Finance BV, 4.000%, 3/21/14	1,051,534

		16,532,984

Information Technology — 5.4%
1,000,000	Broadcom Corp., 2.375%, 11/1/15	1,048,160
1,000,000	Dell, Inc., 4.700%, 4/15/13	1,022,667
1,000,000	Dell, Inc., 2.300%, 9/10/15	1,038,759
1,500,000	Hewlett-Packard Co., 3.300%, 12/9/16	1,563,613
2,000,000	Oracle Corp., 4.950%, 4/15/13	2,049,506
2,000,000	Symantec Corp., 2.750%, 9/15/15	2,068,466
2,000,000	Texas Instruments, Inc., 2.375%, 5/16/16	2,114,944

		10,906,115

Materials — 6.1%
2,000,000	Air Products & Chemicals, Inc., 2.000%, 8/2/16	2,087,882
2,000,000	Barrick Gold Corp., 2.900%, 5/30/16	2,099,872
2,000,000	Freeport-McMoRan Copper & Gold, Inc., 2.150%, 3/1/17	2,022,572
1,000,000	Nucor Corp., 4.875%, 10/1/12	1,000,000
1,000,000	Nucor Corp., 5.000%, 12/1/12	1,006,868
2,000,000	PPG Industries, Inc., 5.750%, 3/15/13	2,046,430
2,000,000	Sherwin-Williams Co./The, 3.125%, 12/15/14	2,101,638

		12,365,262

Real Estate Investment Trusts — 1.6%
1,000,000	HCP, Inc., 2.700%, 2/1/14	1,020,995
2,060,000	Simon Property Group LP, 4.200%, 2/1/15	2,193,867

		3,214,862

Telecommunication Services — 2.1%
2,000,000	AT&T, Inc., 2.400%, 8/15/16	2,115,154
1,000,000	Verizon Communications, Inc., 1.950%, 3/28/14	1,022,793
1,000,000	Verizon Wireless, 7.375%, 11/15/13	1,074,575

		4,212,522

Utilities — 4.8%
1,500,000	FPL Group Capital, Inc., 5.350%, 6/15/13	1,547,732
1,000,000	Indiana Michigan Power Co., 6.375%, 11/1/12	1,004,439
2,000,000	PSEG Power LLC, 2.500%, 4/15/13	2,022,072
1,800,000	Questar Corp., 2.750%, 2/1/16	1,891,215
1,262,000	Southern Co., 4.150%, 5/15/14	1,333,123
1,000,000	Southern Co., 2.375%, 9/15/15	1,047,082
1,000,000	Wisconsin Public Service Corp., 4.875%, 12/1/12	1,007,318

		9,852,981

Total Corporate Bonds (Cost $145,654,022)		149,850,162

U.S. Government Agencies — 19.3%

Federal Agricultural Mortgage Corporation — 1.5%
3,000,000	3.250%, 6/25/14	3,144,372

Federal Home Loan Bank — 10.2%
3,000,000	1.000%, 9/13/13	3,022,623
1,000,000	4.375%, 9/13/13	1,039,555
6,000,000	1.375%, 5/28/14	6,118,698
2,000,000	1.375%, 9/12/14	2,042,604
2,000,000	3.250%, 9/12/14	2,115,376
2,000,000	4.750%, 11/14/14	2,187,982
2,000,000	1.750%, 9/11/15	2,078,704
2,000,000	1.900%, 12/29/15	2,091,318

		20,696,860

Federal Home Loan Mortgage Corporation — 1.0%
2,000,000	2.175%, 2/19/14	2,053,148

Federal National Mortgage Association — 6.6%
3,000,000	1.250%, 2/27/14	3,046,677
4,000,000	1.500%, 9/8/14	4,081,220
3,000,000	1.300%, 11/17/14	3,062,358
3,000,000	1.625%, 10/26/15	3,109,671

		13,299,926

Total U.S. Government Agencies (Cost $38,262,931)		39,194,306

U.S. Treasury Obligations — 5.3%

U.S. Treasury Notes — 5.3%
4,000,000	0.750%, 6/15/14	4,035,156
1,500,000	2.125%, 12/31/15	1,585,663
5,000,000	1.000%, 8/31/16	5,106,250

Total U.S. Treasury Obligations (Cost $10,536,472)		10,727,069

Cash Equivalents — 0.9%
1,775,252	Huntington Money Market Fund, Interfund Shares, 0.010% (c) (d)	1,775,252

Total Cash Equivalents (Cost $1,775,252)		1,775,252

Total Investments (Cost $196,228,677) — 99.4%		201,546,789

Other Assets in Excess of Liabilities — 0.6%		1,118,924

Net Assets — 100.0%		$202,665,713

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(b)	Variable or Floating Rate Security. Rate disclosed is as of September 30, 2012.
(c)	Investment in affiliate.
(d)	Rate disclosed is the seven day yield as of September 30, 2012.

GMTN – Global Medium Term Note

MTN – Medium Term Note

Huntington Balanced Allocation Fund

Portfolio of Investments (Unaudited)

September 30, 2012

Shares		Value
Mutual Funds — 93.9% (a)
110,546	Huntington Disciplined Equity Fund, Trust Shares	$1,112,094
60,059	Huntington Dividend Capture Fund, Trust Shares	577,169
123,382	Huntington Fixed Income Securities Fund, Trust Shares	2,839,014
40,549	Huntington Global Select Markets Fund, Trust Shares	410,359
78,486	Huntington Growth Fund, Trust Shares	2,213,300
89,360	Huntington Income Equity Fund, Trust Shares	2,032,042
118,290	Huntington Intermediate Government Income Fund, Trust Shares	1,324,843
154,983	Huntington International Equity Fund, Trust Shares	1,697,063
83,936	Huntington Macro 100 Fund, Trust Shares	884,686
64,188	Huntington Mid Corp America Fund, Trust Shares	991,708
80,625	Huntington Mortgage Securities Fund, Trust Shares	757,066
65,451	Huntington Short/Intermediate Fixed Income Securities Fund, Trust Shares	1,326,028
43,004	Huntington Situs Fund, Trust Shares*	984,792

Total Mutual Funds (Cost $15,147,366)		17,150,164

Exchange-Traded Funds — 4.9% (a)
33,265	Huntington US Equity Rotation Strategy ETF *	894,496

Total Exchange-Traded Funds (Cost $863,463)		894,496

Cash Equivalents — 1.1%
203,250	Huntington Money Market Fund, Interfund Shares, 0.010% (a) (b)	203,250

Total Cash Equivalents (Cost $203,250)		203,250

Total Investments (Cost $16,214,079) — 99.9%		18,247,910

Other Assets in Excess of Liabilities — 0.1%		14,850

Net Assets — 100.0%		$18,262,760

(a)	Investment in affiliate.
(b)	Rate disclosed is the seven day yield as of September 30, 2012.
*	Non-income producing security.

Huntington Conservative Allocation Fund

Portfolio of Investments (Unaudited)

September 30, 2012

Shares		Value
Mutual Funds — 97.1% (a)
10,173	Huntington Disciplined Equity Fund, Trust Shares	$102,345
5,527	Huntington Dividend Capture Fund, Trust Shares	53,112
70,785	Huntington Fixed Income Securities Fund, Trust Shares	1,628,754
3,731	Huntington Global Select Markets Fund, Trust Shares	37,756
7,221	Huntington Growth Fund, Trust Shares	203,641
8,223	Huntington Income Equity Fund, Trust Shares	186,995
67,863	Huntington Intermediate Government Income Fund, Trust Shares	760,067
14,259	Huntington International Equity Fund, Trust Shares	156,141
7,724	Huntington Macro 100 Fund, Trust Shares	81,406
5,907	Huntington Mid Corp America Fund, Trust Shares	91,257
46,255	Huntington Mortgage Securities Fund, Trust Shares	434,332
37,549	Huntington Short/Intermediate Fixed Income Securities Fund, Trust Shares	760,752
3,956	Huntington Situs Fund, Trust Shares*	90,592

Total Mutual Funds (Cost $4,183,528)		4,587,150

Exchange-Traded Funds — 1.7% (a)
3,061	Huntington US Equity Rotation Strategy ETF *	82,310

Total Exchange-Traded Funds (Cost $76,219)		82,310

Cash Equivalents — 1.0%
44,316	Huntington Money Market Fund, Interfund Shares, 0.010% (a) (b)	44,316

Total Cash Equivalents (Cost $44,316)		44,316

Total Investments (Cost $4,304,063) — 99.8%		4,713,776

Other Assets in Excess of Liabilities — 0.2%		10,682

Net Assets — 100.0%		$4,724,458

(a)	Investment in affiliate.
(b)	Rate disclosed is the seven day yield as of September 30, 2012.
*	Non-income producing security.

Huntington Growth Allocation Fund

Portfolio of Investments (Unaudited)

September 30, 2012

Shares		Value
Mutual Funds — 92.0% (a)
105,198	Huntington Disciplined Equity Fund, Trust Shares	$1,058,293
57,150	Huntington Dividend Capture Fund, Trust Shares	549,208
34,970	Huntington Fixed Income Securities Fund, Trust Shares	804,667
38,588	Huntington Global Select Markets Fund, Trust Shares	390,509
74,680	Huntington Growth Fund, Trust Shares	2,105,969
85,032	Huntington Income Equity Fund, Trust Shares	1,933,621
33,527	Huntington Intermediate Government Income Fund, Trust Shares	375,504
147,456	Huntington International Equity Fund, Trust Shares	1,614,646
79,868	Huntington Macro 100 Fund, Trust Shares	841,812
61,079	Huntington Mid Corp America Fund, Trust Shares	943,670
22,852	Huntington Mortgage Securities Fund, Trust Shares	214,578
18,551	Huntington Short/Intermediate Fixed Income Securities Fund, Trust Shares	375,844
40,907	Huntington Situs Fund, Trust Shares*	936,780

Total Mutual Funds (Cost $10,201,330)		12,145,101

Exchange-Traded Funds — 6.4% (a)
31,652	Huntington US Equity Rotation Strategy ETF *	851,122

Total Exchange-Traded Funds (Cost $808,259)		851,122

Cash Equivalents — 1.3%
168,364	Huntington Money Market Fund, Interfund Shares, 0.010% (a) (b)	168,364

Total Cash Equivalents (Cost $168,364)		168,364

Total Investments (Cost $11,177,953) — 99.7%		13,164,587

Other Assets in Excess of Liabilities — 0.3%		42,772

Net Assets — 100.0%		$13,207,359

(a)	Investment in affiliate.
(b)	Rate disclosed is the seven day yield as of September 30, 2012.
*	Non-income producing security.

NOTES TO PORTFOLIOS OF INVESTMENTS (UNAUDITED)

As of September 30, 2012, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) is as follows:

Fund	Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)*
Tax-Free Money Market Fund	$75,847,204	$—	$—	$—
Money Market Fund	422,107,836	—	—	—
Ohio Municipal Money Market Fund	141,988,947	—	—	—
U.S. Treasury Money Market Fund	294,232,853	—	—	—
Disciplined Equity Fund	82,038,492	17,902,999	(3,123,814)	14,779,185
Dividend Capture Fund	193,148,085	13,033,019	(3,669,079)	9,363,940
Global Select Markets Fund	45,258,002	2,768,047	(3,308,772)	(540,725)
Growth Fund	117,731,125	27,330,399	(2,040,226)	25,290,173
Income Equity Fund	142,635,776	14,205,062	(3,570,404)	10,634,658
International Equity Fund	272,186,730	47,611,801	(17,418,950)	30,192,851
Macro 100 Fund	45,078,368	9,402,983	(1,457,082)	7,945,901
Mid Corp America Fund	106,189,099	47,436,878	(2,562,667)	44,874,211
Real Strategies Fund	113,091,141	11,193,864	(9,954,107)	1,239,757
Rotating Markets Fund	40,558,816	3,906,866	(1,923,274)	1,983,592
Situs Fund	164,610,804	76,458,649	(4,631,862)	71,826,787
Fixed Income Securities Fund	296,306,772	23,912,602	(312,185)	23,600,417
Intermediate Government Income Fund	119,531,693	9,213,313	(101)	9,213,212
Mortgage Securities Fund	82,499,045	7,256,440	(29,440)	7,227,000
Ohio Tax-Free Fund	53,675,350	2,601,965	(54,857)	2,547,108
Short/Intermediate Fixed Income Securities Fund	196,228,677	5,335,871	(17,759)	5,318,112
Balanced Allocation Fund	16,241,246	2,033,831	(27,167)	2,006,664
Conservative Allocation Fund	4,310,403	410,507	(7,134)	403,373
Growth Allocation Fund	11,207,547	1,990,416	(33,376)	1,957,040

*	The differences between the book-basis unrealized appreciation/ (depreciation) are attributable primarily to: tax deferral of losses on wash sales, the tax treatment of Trust Preferred securities, hybrid securities and Grantor Trusts, differences related to partnership investments, the realization for tax purposes of unrealized gains/losses on investments in passive foreign investment companies and the return of capital adjustments from real estate investment trusts.

The Huntington Funds (the “Trust”) was originally two separate Massachusetts business trusts: The Huntington Funds, established on February 10, 1987, and Huntington VA Funds, established on June 30, 1999 (together, the “Original Trusts”). On June 23, 2006, the Original Trusts were reorganized into a single Delaware statutory trust retaining the name of The Huntington Funds. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. At September 30, 2012, the Trust operated 36 separate series, or mutual funds, each with its own investment objective and strategy.

The above report contains the Portfolios of Investments of the retail funds listed below (individually referred to as a “Fund,” or collectively as the “Funds”):

Funds	Investment Share Classes Offered*
Huntington Tax-Free Money Market Fund (“Tax-Free Money Market Fund”)	Trust & A
Huntington Money Market Fund (“Money Market Fund”)	Trust, A & Interfund
Huntington Ohio Municipal Money Market Fund (“Ohio Municipal Money Market Fund”)	Trust & A
Huntington U.S. Treasury Money Market Fund (“U.S. Treasury Money Market Fund”)	Trust & A
Huntington Disciplined Equity Fund (“Disciplined Equity Fund”)	Trust & A
Huntington Dividend Capture Fund (“Dividend Capture Fund”)	Trust & A
Huntington Global Select Markets Fund (“Global Select Markets Fund”)	Trust & A
Huntington Growth Fund (“Growth Fund”)	Trust & A
Huntington Income Equity Fund (“Income Equity Fund”)	Trust & A
Huntington International Equity Fund (“International Equity Fund”)	Trust & A
Huntington Macro 100 Fund (“Macro 100 Fund”)	Trust & A
Huntington Mid Corp America Fund (“Mid Corp America Fund”)	Trust & A
Huntington Real Strategies Fund (“Real Strategies Fund”)	Trust & A
Huntington Rotating Markets Fund (“Rotating Markets Fund”)	Trust & A
Huntington Situs Fund (“Situs Fund”)	Trust & A
Huntington Fixed Income Securities Fund (“Fixed Income Securities Fund”)	Trust & A
Huntington Intermediate Government Income Fund (“Intermediate Government Income Fund”)	Trust & A
Huntington Mortgage Securities Fund (“Mortgage Securities Fund”)	Trust & A
Huntington Ohio Tax-Free Fund (“Ohio Tax-Free Fund”)	Trust & A
Huntington Short/Intermediate Fixed Income Securities Fund (“Short/Intermediate Fixed Income Securities Fund”)	Trust & A
Huntington Balanced Allocation Fund (“Balanced Allocation Fund”)	A
Huntington Conservative Allocation Fund (“Conservative Allocation Fund”)	A
Huntington Growth Allocation Fund (“Growth Allocation Fund”)	A

*	Each class of shares for each Fund has identical rights and privileges except with respect to distribution (12b-1) and service fees, voting rights on matters affecting a single class of shares, exchange privileges of each class of shares and sales charges. The price at which the Funds will offer or redeem shares is the net asset value (“NAV”) per share next determined after the order is considered received, subject to any applicable front end or contingent deferred sales charges. Class A has a maximum sales charge on purchases of 4.75% as a percentage of the original purchase price except for the Fixed Income Securities Fund, Intermediate Government Income Fund, Mortgage Securities Fund and Ohio Tax Free Fund which are 3.75%, and the Short/Intermediate Fixed Income Securities Fund which is 1.50%. The Tax Free Money Market Fund, Money Market Fund, Ohio Municipal Money Market Fund and the U.S. Treasury Money Market Fund (collectively the “Money Market Funds”) do not have sales charges on original purchases.

(1) Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

A.	Investment Valuations

The Trust calculates the NAV for each of the Funds (other than the Money Market Funds) by valuing securities held based on fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

For the Money Market Funds, the Trust attempts to stabilize the NAV per share at $1.00 per share by valuing its portfolio securities using the amortized cost method, which approximates market value. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, on a constant (straight-line) basis to the maturity of the security.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets

•	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Trust recognizes transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

In computing the NAV of the Funds, other than the Money Market Funds, fair value is based on market valuations with respect to portfolio securities for which market quotations are readily available. Pursuant to Trustee-approved policies, the Trust relies on certain security pricing services to provide the current market value of securities. Those security pricing services value equity securities (including foreign equity securities, exchange-traded funds and closed-end funds) traded on a securities exchange at the last reported sales price on the principal exchange. Equity securities quoted by NASDAQ are valued at the NASDAQ official closing price. If there is no reported sale on the principal exchange, and in the case of over-the-counter securities, equity securities are valued at a bid price estimated by the security pricing service. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Option contracts are generally valued using the closing price based on quote data from the six major U.S. options exchanges on which such options are traded, and are typically categorized as Level 1 in the fair value hierarchy.

Debt securities traded on a national securities exchange or in the over-the-counter market are valued at the last reported sales price on the principal exchange, except that U.S. government obligations held by Mortgage Securities Fund are valued at the mean between the over-the-counter bid and asked prices furnished by the security pricing service. If there is no reported sale on the principal exchange, and for all other debt securities, debt securities are valued at a bid price estimated by the security pricing service. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect as of the close of the New York Stock Exchange (NYSE) (generally 4:00 p.m. Eastern Time), on the day the value of the foreign security is determined. Short-term investments with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Under certain circumstances, a good faith determination of the fair value of a security may be used instead of its current market value, even if the security’s market price is readily available. In such circumstances, the Trust’s Sub-Administrator may request that the Trust’s Pricing Committee make its own fair value determination.

Securities for which market quotations are not readily available are valued at fair value under Trust procedures approved by the Trustees. In these cases, a Pricing Committee established and appointed by the Trustees determines in good faith, subject to Trust procedures, the fair value of portfolio securities held by a Fund (“good faith fair valuation”). When a good faith fair valuation of a security is required, consideration is generally given to a number of factors including, but not limited to the following: dealer quotes, published analyses by dealers or analysts regarding the security, transactions which provide implicit valuation of the security (such as a merger or tender offer transaction), the value of other securities or contracts which derive their value from the security at issue, and the implications of the circumstances which have caused trading in the security to halt. With respect to certain narrow categories of securities, the procedures utilized by the Pricing Committee detail specific valuation methodologies to be applied in lieu of considering the aforementioned list of factors. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy.

Fair valuation procedures are also used when a significant event affecting the value of a portfolio security is determined to have occurred between the time when the price of the portfolio security is determined and the close of trading on the NYSE, which is when each Fund’s NAV is computed. An event is considered significant if there is both an affirmative expectation that the security’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Significant events include significant securities market movements occurring between the time the price of the portfolio security is determined and the close of trading on the NYSE. For domestic fixed income securities, such events may occur where the cut-off time for the market information used by the independent pricing service is earlier than the end of regular trading on the NYSE. For securities normally priced at their last sale price in a foreign market, such events can occur between the close of trading in the foreign market and the close of trading on the NYSE.

In some cases, events affecting the issuer of a portfolio security may be considered significant events. Examples of potentially significant events include announcements concerning earnings, acquisitions, new products, management changes, litigation developments, a strike or natural disaster affecting the company’s operations or regulatory changes or market developments affecting the issuer’s industry occurring between the time when the price of the portfolio security is determined and the close of trading on the NYSE. For securities of foreign issuers, such events could also include political or other developments affecting the economy or markets in which the issuer conducts its operations or its securities are traded.

There can be no assurance that a Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s NAV. In the case of good faith fair valued portfolio securities, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a portfolio security’s present value. Good faith fair valuations generally remain unchanged until new information becomes available. Consequently, changes in good faith fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations.

The Funds’ Trustees have authorized the use of an independent fair valuation service to monitor changes in a designated U.S. market index after foreign markets close, and to implement a fair valuation methodology to adjust the closing prices of foreign securities if the movement in the index is significant. In the event of an increase or decrease greater than predetermined levels, the Funds may use a systematic valuation model provided by an independent third party to fair value its international equity securities, which are then typically categorized as Level 2 in the fair value hierarchy.

In accordance with the valuation procedures adopted by the Trustees, real estate investments are fair valued using methods such as, discounted cash flow models, various real estate debt spreads and other market indicators, which the Trustees deem indicative of the estimated fair value of the real estate investments.

The following is a summary of the inputs used to value the Funds’ investments as of September 30, 2012, based on the three levels defined above:

	LEVEL 1	LEVEL 2	LEVEL 3	Total
Tax-Free Money Market Fund
Investment Securities:
Municipal Bonds	$—	$73,628,222	$—	$73,628,222
Cash Equivalents	2,218,982	—	—	2,218,982

Total Investment Securities	2,218,982	73,628,222	—	75,847,204

Money Market Fund
Investment Securities:
U.S. Government Agencies
Federal Farm Credit Bank	—	42,652,540	—	42,652,540
Federal Home Loan Bank	—	34,998,209	—	34,998,209
Federal Home Loan Mortgage Corporation	—	9,368,664	—	9,368,664
Commercial Papers	—	84,964,043	—	84,964,043
Repurchase Agreements	—	83,816,000	—	83,816,000
Municipal Bonds	—	59,800,000	—	59,800,000
Corporate Bonds
Financials	—	31,506,543	—	31,506,543
Industrials	—	5,001,837	—	5,001,837
Cash Equivalents	35,000,000	—	—	35,000,000
Yankee Certificates of Deposit	—	35,000,000	—	35,000,000

Total Investment Securities	35,000,000	387,107,836	—	422,107,836

Ohio Municipal Money Market Fund
Investment Securities:
Municipal Bonds	—	141,534,661	—	141,534,661
Cash Equivalents	454,286	—	—	454,286

Total Investment Securities	454,286	141,534,661	—	141,988,947

U.S. Treasury Money Market Fund
Investment Securities:
U.S. Treasury Obligations	—	184,959,953	—	184,959,953
Repurchase Agreements	—	109,272,900	—	109,272,900

Total Investment Securities	—	294,232,853	—	294,232,853

Disciplined Equity Fund
Investment Securities:
Common Stocks
Consumer Discretionary	8,119,626	—	—	8,119,626
Consumer Staples	11,898,147	—	—	11,898,147
Energy	11,929,076	—	—	11,929,076
Financials	11,081,630	—	—	11,081,630
Health Care	10,519,021	—	—	10,519,021
Industrials	8,718,666	—	—	8,718,666
Information Technology	22,454,812	—	—	22,454,812
Materials	1,870,165	—	—	1,870,165
Real Estate Investment Trusts	303,620	—	—	303,620
Telecommunication Services	3,776,600	—	—	3,776,600
Utilities	734,200	—	—	734,200
Exchange-Traded Funds	232,960	—	—	232,960
Options Purchased	1,313,000	—	—	1,313,000
Cash Equivalents	5,145,602	—	—	5,145,602

Total Investment Securities	98,097,125	—	—	98,097,125

Other Financial Instruments:*
Written Options	(1,279,448)	—	—	(1,279,448)

Total Investments	96,817,677	—	—	96,817,677

Dividend Capture Fund
Investment Securities:
Common Stocks
Consumer Discretionary	11,845,717	—	—	11,845,717
Consumer Staples	9,233,730	—	—	9,233,730
Energy	26,254,295	—	—	26,254,295
Financials	32,802,797	—	—	32,802,797
Health Care	9,086,720	—	—	9,086,720
Industrials	11,877,585	—	—	11,877,585
Information Technology	10,684,631	—	—	10,684,631
Materials	3,933,375	—	—	3,933,375
Real Estate Investment Trusts	16,807,648	—	—	16,807,648
Telecommunication Services	5,696,375	—	—	5,696,375
Utilities	6,379,215	—	—	6,379,215
Preferred Stocks
Financials	18,467,365	1,156,500	—	19,623,865
Real Estate Investment Trusts	5,602,600	—	—	5,602,600
Telecommunication Services	1,460,471	—	—	1,460,471
Utilities	6,494,008	—	—	6,494,008
Exchange-Traded Funds	6,197,627	—	—	6,197,627
Cash Equivalents	3,845,682	—	—	3,845,682
Short-Term Securities Held as Collateral for Securities Lending	14,763,444	—	—	14,763,444

Total Investment Securities	201,433,285	1,156,500	—	202,589,785

Other Financial Instruments:*
Written Options	(77,760)	—	—	(77,760)

Total Investments	201,355,525	1,156,500	—	202,512,025

Global Select Markets Fund
Investment Securities:
Common Stocks
Consumer Discretionary	5,586,959	—	—	5,586,959
Consumer Staples	2,497,630	—	—	2,497,630
Energy	3,806,799	—	—	3,806,799
Financials	8,058,503	—	—	8,058,503
Health Care	2,928,853	—	—	2,928,853
Industrials	1,403,515	—	—	1,403,515
Information Technology	5,712,145	—	—	5,712,145
Materials	4,885,037	—	—	4,885,037
Telecommunication Services	979,130	—	—	979,130
Utilities	1,094,752	—	—	1,094,752
Exchange-Traded Funds	2,833,030	—	—	2,833,030
Corporate Bonds
Financials	—	860,901	—	860,901
Closed-End Fund	697,200	—	—	697,200
Foreign Government Bonds	—	632,953	—	632,953
Cash Equivalents	800,268	—	—	800,268
Short-Term Securities Held as Collateral for Securities Lending	1,939,602	—	—	1,939,602

Total Investment Securities	43,223,423	1,493,854	—	44,717,277

Growth Fund
Investment Securities:
Common Stocks
Consumer Discretionary	7,903,948	—	—	7,903,948
Consumer Staples	22,357,949	—	—	22,357,949
Energy	16,052,418	—	—	16,052,418
Financials	4,116,428	—	—	4,116,428
Health Care	19,954,006	—	—	19,954,006
Industrials	5,951,790	—	—	5,951,790
Information Technology	42,175,593	—	—	42,175,593
Materials	3,448,206	—	—	3,448,206
Real Estate Investment Trusts	3,308,069	—	—	3,308,069
Telecommunication Services	2,191,771	—	—	2,191,771
Utilities	1,825,641	—	—	1,825,641
Cash Equivalents	8,190,290	—	—	8,190,290
Short-Term Securities Held as Collateral for Securities Lending	5,545,189	—	—	5,545,189

Total Investment Securities	143,021,298	—	—	143,021,298

Income Equity Fund
Investment Securities:
Common Stocks
Consumer Discretionary	14,783,374	—	—	14,783,374
Consumer Staples	10,023,074	—	—	10,023,074
Energy	16,498,871	—	—	16,498,871
Financials	25,409,634	—	—	25,409,634
Health Care	9,677,775	—	—	9,677,775
Industrials	10,998,071	—	—	10,998,071
Information Technology	15,474,990	—	—	15,474,990
Materials	4,152,502	—	—	4,152,502
Real Estate Investment Trusts	10,644,402	—	—	10,644,402
Telecommunication Services	5,997,240	—	—	5,997,240
Utilities	6,729,964	—	—	6,729,964
Cash Equivalents	1,269,732	—	—	1,269,732
Short-Term Securities Held as Collateral for Securities Lending	21,610,805	—	—	21,610,805

Total Investment Securities	153,270,434	—	—	153,270,434

International Equity Fund
Investment Securities:
Common Stocks
Consumer Discretionary	28,508,692	—	—	28,508,692
Consumer Staples	26,569,004	—	—	26,569,004
Energy	32,874,114	—	—	32,874,114
Financials	37,459,838	—	—	37,459,838
Health Care	25,089,054	—	—	25,089,054
Industrials	41,700,747	—	—	41,700,747
Information Technology	20,450,456	—	—	20,450,456
Materials	18,623,524	—	—	18,623,524
Telecommunication Services	19,839,036	—	—	19,839,036
Utilities	9,872,227	—	—	9,872,227
Exchange-Traded Funds	13,616,989	—	—	13,616,989
Cash Equivalents	6,827,846	—	—	6,827,846
Short-Term Securities Held as Collateral for Securities Lending	20,948,054	—	—	20,948,054

Total Investment Securities	302,379,581	—	—	302,379,581

Macro 100 Fund
Investment Securities:
Common Stocks
Consumer Discretionary	4,690,732	—	—	4,690,732
Consumer Staples	5,256,475	—	—	5,256,475
Energy	6,484,289	—	—	6,484,289
Financials	6,379,104	—	—	6,379,104
Health Care	6,139,326	—	—	6,139,326
Industrials	5,409,736	—	—	5,409,736
Information Technology	10,619,192	—	—	10,619,192
Materials	1,757,571	—	—	1,757,571
Real Estate Investment Trusts	385,130	—	—	385,130
Telecommunication Services	1,858,058	—	—	1,858,058
Utilities	1,963,766	—	—	1,963,766
Cash Equivalents	712,390	—	—	712,390
Short-Term Securities Held as Collateral for Securities Lending	1,368,500	—	—	1,368,500

Total Investment Securities	53,024,269	—	—	53,024,269

Mid Corp America Fund
Investment Securities:
Common Stocks
Consumer Discretionary	12,453,507	—	—	12,453,507
Consumer Staples	5,740,088	—	—	5,740,088
Energy	9,050,884	—	—	9,050,884
Financials	17,345,406	—	—	17,345,406
Health Care	17,695,806	—	—	17,695,806
Industrials	20,330,693	—	—	20,330,693
Information Technology	27,531,050	—	—	27,531,050
Materials	9,335,753	—	—	9,335,753
Real Estate Investment Trusts	9,922,276	—	—	9,922,276
Telecommunication Services	892,407	—	—	892,407
Utilities	5,659,854	—	—	5,659,854
Cash Equivalents	10,160,809	—	—	10,160,809
Short-Term Securities Held as Collateral for Securities Lending	4,944,777	—	—	4,944,777

Total Investment Securities	151,063,310	—	—	151,063,310

Real Strategies Fund
Investment Securities:
Common Stocks
Consumer Staples	3,938,348	—	—	3,938,348
Energy	29,456,295	—	—	29,456,295
Industrials	15,015,266	—	—	15,015,266
Materials	22,282,388	—	—	22,282,388
Real Estate Investment Trusts	6,615,420	—	—	6,615,420
Exchange-Traded Funds	7,658,075	—	—	7,658,075
Real Estate Investments	—	—	5,173,512	5,173,512
Closed-End Fund	3,473,665	—	—	3,473,665
Warrants	195,440	—	—	195,440
Options Purchased	121,500	—	—	121,500
Cash Equivalents	3,050,483	—	—	3,050,483
Short-Term Securities Held as Collateral for Securities Lending	17,354,356	—	—	17,354,356

Total Investment Securities	109,161,236	—	5,173,512	114,334,748

Other Financial Instruments:*
Written Options	(3,850)	—	—	(3,850)

Total Investments	109,157,386	—	5,173,512	114,330,898

Rotating Markets Fund
Investment Securities:
Common Stocks
Consumer Discretionary	6,290,184	—	—	6,290,184
Consumer Staples	957,371	—	—	957,371
Health Care	4,707,985	—	—	4,707,985
Industrials	668,593	—	—	668,593
Information Technology	26,473,068	—	—	26,473,068
Materials	203,467	—	—	203,467
Telecommunication Services	344,761	—	—	344,761
Exchange-Traded Funds	1,975,104	—	—	1,975,104
Rights	5,299	—	—	5,299
Cash Equivalents	275,204	—	—	275,204
Short-Term Securities Held as Collateral for Securities Lending	641,372	—	—	641,372

Total Investment Securities	42,542,408	—	—	42,542,408

Situs Fund
Investment Securities:
Common Stocks
Consumer Discretionary	26,113,177	—	—	26,113,177
Consumer Staples	7,207,185	—	—	7,207,185
Energy	10,938,040	—	—	10,938,040
Financials	20,521,297	—	—	20,521,297
Health Care	26,927,093	—	—	26,927,093
Industrials	31,928,149	—	—	31,928,149
Information Technology	39,962,860	—	—	39,962,860
Materials	23,392,986	—	—	23,392,986
Real Estate Investment Trusts	5,051,235	—	—	5,051,235
Telecommunication Services	382,200	—	—	382,200
Utilities	4,105,488	—	—	4,105,488
Exchange-Traded Funds	865,250	—	—	865,250
Closed-End Fund	714,300	—	—	714,300
Cash Equivalents	12,780,938	—	—	12,780,938
Short-Term Securities Held as Collateral for Securities Lending	26,454,893	—	—	26,454,893

Total Investment Securities	237,345,091	—	—	237,345,091

Other Financial Instruments:*
Written Options	(907,500)	—	—	(907,500)

Total Investments	236,437,591	—	—	236,437,591

Fixed Income Securities Fund
Investment Securities:
Corporate Bonds
Consumer Discretionary	—	16,259,452	—	16,259,452
Consumer Staples	—	11,084,787	—	11,084,787
Energy	—	17,456,990	—	17,456,990
Financials	—	76,079,212	—	76,079,212
Health Care	—	21,968,192	—	21,968,192
Industrials	—	10,857,709	—	10,857,709
Information Technology	—	21,418,510	—	21,418,510
Materials	—	11,989,463	—	11,989,463
Real Estate Investment Trusts	—	13,512,795	—	13,512,795
Telecommunication Services	—	6,707,892	—	6,707,892
Utilities	—	27,317,464	—	27,317,464
U.S. Government Agencies
Federal Farm Credit Bank	—	2,210,236	—	2,210,236
Federal Home Loan Bank	—	20,742,640	—	20,742,640
Federal Home Loan Mortgage Corporation	—	9,320,490	—	9,320,490
Federal National Mortgage Association	—	3,497,034	—	3,497,034
U.S. Treasury Obligations
U.S. Treasury Bonds	—	25,631,093	—	25,631,093
U.S. Treasury Notes	—	2,208,124	—	2,208,124
U.S. Government Mortgage Backed Agencies
Federal Home Loan Mortgage Corporation	—	1,339,396	—	1,339,396
Federal National Mortgage Association	—	141,605	—	141,605
Government National Mortgage Association	—	1,923,091	—	1,923,091
Preferred Stocks
Financials	2,388,000	—	—	2,388,000
Real Estate Investment Trusts	1,057,600	—	—	1,057,600
Utilities	826,500	—	—	826,500
Cash Equivalents	13,968,914	—	—	13,968,914

Total Investment Securities	18,241,014	301,666,175	—	319,907,189

Intermediate Government Income Fund
Investment Securities:
U.S. Government Agencies
Federal Farm Credit Bank	—	22,175,786	—	22,175,786
Federal Home Loan Bank	—	32,485,095	—	32,485,095
Federal National Mortgage Association	—	2,062,168	—	2,062,168
U.S. Government Mortgage Backed Agencies
Federal Home Loan Mortgage Corporation	—	13,280,441	—	13,280,441
Federal National Mortgage Association	—	16,588,547	—	16,588,547
Government National Mortgage Association	—	8,279,980	—	8,279,980
U.S. Treasury Obligations
U.S. Treasury Inflation Protection Notes	—	1,940,865	—	1,940,865
U.S. Treasury Notes	—	24,991,560	—	24,991,560
Collateralized Mortgage Obligations
Federal Home Loan Bank	—	1,294,395	—	1,294,395
Federal Home Loan Mortgage Corporation	—	1,950,754	—	1,950,754
Federal National Mortgage Association	—	197,548	—	197,548
Government National Mortgage Association	—	1,638,152	—	1,638,152
Cash Equivalents	1,859,614	—	—	1,859,614

Total Investment Securities	1,859,614	126,885,291	—	128,744,905

Mortgage Securities Fund
Investment Securities:
U.S. Government Mortgage Backed Agencies
Federal Home Loan Mortgage Corporation	—	17,146,531	—	17,146,531
Federal National Mortgage Association	—	49,303,138	—	49,303,138
Government National Mortgage Association	—	5,848,365	—	5,848,365
Common Stocks
Real Estate Investment Trusts	10,158,990	—	—	10,158,990
U.S. Government Agencies
Federal Farm Credit Bank	—	2,497,610	—	2,497,610
Collateralized Mortgage Obligations
Federal Home Loan Bank	—	210,281	—	210,281
Federal Home Loan Mortgage Corporation	—	1,200,507	—	1,200,507
Federal National Mortgage Association	—	270,482	—	270,482
Residential Whole Loans	—	394	—	394
Cash Equivalents	2,316,225	—	—	2,316,225
Short-Term Securities Held as Collateral for Securities Lending	773,522	—	—	773,522

Total Investment Securities	13,248,737	76,477,308	—	89,726,045

Ohio Tax-Free Fund
Investment Securities:
Municipal Bonds	—	55,725,213	—	55,725,213
Cash Equivalents	497,245	—	—	497,245

Total Investment Securities	497,245	55,725,213	—	56,222,458

Short/Intermediate Fixed Income Securities Fund
Investment Securities:
Corporate Bonds
Consumer Discretionary	—	10,418,114	—	10,418,114
Consumer Staples	—	12,907,345	—	12,907,345
Energy	—	11,079,164	—	11,079,164
Financials	—	35,820,779	—	35,820,779
Health Care	—	22,540,034	—	22,540,034
Industrials	—	16,532,984	—	16,532,984
Information Technology	—	10,906,115	—	10,906,115
Materials	—	12,365,262	—	12,365,262
Real Estate Investment Trusts	—	3,214,862	—	3,214,862
Telecommunication Services	—	4,212,522	—	4,212,522
Utilities	—	9,852,981	—	9,852,981
U.S. Government Agencies
Federal Agricultural Mortgage Corporation	—	3,144,372	—	3,144,372
Federal Home Loan Bank	—	20,696,860	—	20,696,860
Federal Home Loan Mortgage Corporation	—	2,053,148	—	2,053,148
Federal National Mortgage Association	—	13,299,926	—	13,299,926
U.S. Treasury Obligations
U.S. Treasury Notes	—	10,727,069	—	10,727,069
Cash Equivalents	1,775,252	—	—	1,775,252

Total Investment Securities	1,775,252	199,771,537	—	201,546,789

Balanced Allocation Fund
Investment Securities:
Mutual Funds	17,150,164	—	—	17,150,164
Exchange-Traded Funds	894,496	—	—	894,496
Cash Equivalents	203,250	—	—	203,250

Total Investment Securities	18,247,910	—	—	18,247,910

Conservative Allocation Fund
Investment Securities:
Mutual Funds	4,587,150	—	—	4,587,150
Exchange-Traded Funds	82,310	—	—	82,310
Cash Equivalents	44,316	—	—	44,316

Total Investment Securities	4,713,776	—	—	4,713,776

Growth Allocation Fund
Investment Securities:
Mutual Funds	12,145,101	—	—	12,145,101
Exchange-Traded Funds	851,122	—	—	851,122
Cash Equivalents	168,364	—	—	168,364

Total Investment Securities	13,164,587	—	—	13,164,587

Quantitative Information about Level 3 Fair Value Measurements

Type of Assets	Fair Value At September 30, 2012	Valuation Techniques	Unobservable Input(s)	Range (weighted average)
Real Strategies Fund
Real Estate Investments	$5,173,512	Discounted cash flow	Constant prepayment rate	2.1%-3.6%(2.7%)
			Probability of default	5%-15%(8%)
			Loss severity	10%-70%(40%)

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Balance as of December 31, 2011	Change in unrealized appreciation (depreciation)	Purchases	Transfers from Level 1 to Level 3 (a)	Transfers from Level 3 to Level 1 (a)	Balance as of September 30, 2012
Real Strategies Fund
Real Estate Investments	$4,269,542	$(46,030)	$950,000	$—	$—	$5,173,512

(a)	The amount of transfers in and/or out are reflected at the securities' fair value on the date of the transfer.

The Trust recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between all Levels as of September 30, 2012.

B. Repurchase Agreements

The Funds may enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by Huntington Assets Advisors, Inc., a subsidiary of The Huntington National Bank, to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. It is the policy of the Funds to require the custodian bank to take possession of, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank’s vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Funds to monitor, on a daily basis, the market value of each repurchase agreement’s collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Funds may be delayed or limited.

C. When-Issued and Delayed Transactions

The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

D. Foreign Currency Translation

The accounting records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange each business day to determine the value of investments, and other assets and liabilities. Purchases and sales of foreign securities, and income and expenses, are translated at the prevailing rate of exchange on the respective date of these transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuation arising from changes in market prices of securities held. These fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currency transactions.

E. Derivative Instruments

Certain of the Funds may be subject to equity price risk and foreign currency exchange risk in the normal course of pursuing their investment objectives. Certain of the Funds may invest in various financial instruments including positions in foreign currency contracts and written option contracts to gain exposure to or hedge against changes in the value of equities or foreign currencies. The following is a description of the derivative instruments utilized by the Funds, including the primary underlying risk exposure related to each instrument type.

Foreign Exchange Contracts—Several of the Funds may enter into forward foreign exchange contracts. A forward foreign exchange contract involves an obligation to purchase or sell a specific currency at a future date at a price set at the time of the contract. Such contracts are used to sell unwanted currency exposure that comes with holding securities in a market, or to buy currency exposure where the exposure from holding securities is insufficient to provide the desired currency exposure. The contracts are marked-to-market daily and the change in market value is recorded as unrealized appreciation or depreciation. When a forward foreign currency contract is closed, a Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in exchange rates. At September 30, 2012, none of the retail funds had any forward foreign exchange contracts outstanding.

Written Options Contracts—Certain of the Funds may write options contracts for which premiums received are recorded as liabilities and are subsequently adjusted to the current value of the options written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are either exercised or closed are offset against the proceeds received or the amount paid on the transaction to determine realized gains or losses. Investing in written options contracts exposes a Fund to equity price risk.

The following is a summary of Disciplined Equity Fund's written option activity for the period ended September 30, 2012:

Contracts	Number of Contracts	Premium
Outstanding at 12/31/2011	6,152	$1,280,648
Options written	15,239	2,252,182
Options expired	(8,281)	(1,305,873)
Options closed	(4,725)	(1,011,413)
Options exercised	(400)	(57,599)
Outstanding at 9/30/2012	7,985	$1,157,945

At September 30, 2012, Disciplined Equity Fund had the following outstanding options:

WRITTEN OPTION CONTRACTS

Contract	Type	Expiration Date	Exercise Price	Number of Contracts	Fair Value	Unrealized Appreciation (Depreciation)
Amazon.com, Inc.	Call	January 2013	255	40	68,200	(14,722)
Amgen, Inc.	Call	January 2013	82.5	110	48,950	(27,171)
American Express Co.	Call	October 2012	62.5	120	480	18,319
Apache Corp.	Call	October 2012	125	25	—	8,675
Apple, Inc.	Call	January 2013	700	40	121,200	43,476
Apple, Inc.	Call	October 2012	650	20	59,000	(23,241)
Bank of America Corp.	Call	December 2012	9	300	14,700	(5,701)
Bank of New York Mellon Corp./The	Call	January 2013	25	100	3,150	(246)
Berkshire Hathaway, Inc., Class B	Call	December 2012	87.5	100	26,100	(13,201)
Boeing Co./The	Call	November 2012	80	50	600	3,600
Caterpillar, Inc.	Call	January 2013	100	50	4,325	7,025
Chevron Corp.	Call	December 2012	120	100	16,850	(3,251)
Chevron Corp.	Call	March 2013	130	80	6,480	720
Chubb Corp./The	Call	January 2013	80	45	3,668	3,127
Cisco Systems, Inc.	Call	October 2012	22	300	450	13,050
Citigroup, Inc.	Call	December 2012	33	200	41,000	(12,802)
Coca-Cola Co./The	Call	January 2013	37.5	120	18,480	(12,900)
Coca-Cola Co./The	Call	February 2013	42.5	200	3,700	10,499
Comcast Corp., Class A	Call	January 2013	36	250	34,875	(11,627)
ConocoPhillips	Call	January 2013	60	100	8,550	3,949
Costco Wholesale Corp.	Call	January 2013	105	50	8,500	(3,038)
CVS Caremark Corp.	Call	February 2013	49	100	18,650	(7,851)
Dow Chemical Co./The	Call	January 2013	33	100	2,600	900
Du Pont (E.I.) de Nemours & Co.	Call	January 2013	55	50	1,725	13,625
eBay, Inc.	Call	October 2012	46	100	31,000	(14,501)
Eli Lilly & Co.	Call	January 2013	45	100	33,000	(19,581)
EMC Corp.	Call	October 2012	32	150	300	14,250
Emerson Electric Co.	Call	January 2013	55	100	2,000	11,199
Exxon Mobil Corp.	Call	October 2012	95	270	4,050	18,589
Exxon Mobil Corp.	Call	January 2013	95	150	18,150	(4,501)
FedEx Corp.	Call	October 2012	95	25	125	8,575
General Electric Co.	Call	January 2013	20	200	59,100	(36,088)
Google, Inc., Class A	Call	January 2013	750	20	91,800	(60,761)
Home Depot, Inc./The	Call	January 2013	57.5	110	46,750	(31,351)
Home Depot, Inc./The	Call	January 2013	60	100	26,100	(11,201)
Honeywell International, Inc.	Call	January 2013	65	85	6,035	(765)
Intel Corp.	Call	October 2012	29	150	225	9,322
Intel Corp.	Call	January 2013	30	150	600	17,065
International Business Machines Corp.	Call	April 2013	225	60	23,160	(3,061)
Johnson & Johnson	Call	January 2013	72.5	100	2,700	6,000
JP Morgan Chase & Co.	Call	December 2012	40	200	39,600	(17,401)
MasterCard, Inc., Class A	Call	October 2012	465	5	1,140	11,435
McDonald's Corp.	Call	January 2013	110	30	150	8,524
Medtronic, Inc.	Call	November 2012	41	90	21,690	(12,601)
Merck & Co., Inc.	Call	January 2013	45	150	23,100	(15,750)
Metlife, Inc.	Call	March 2013	39	100	8,250	(1,001)

Microsoft Corp.	Call	January 2013	35	150	2,250	6,600
Microsoft Corp.	Call	January 2013	32.5	250	10,250	5,517
Monsanto Co.	Call	January 2013	92.5	50	18,850	(1,251)
NIKE, Inc., Class B	Call	October 2012	120	40	80	9,980
Occidental Petroleum Corp.	Call	November 2012	100	60	960	8,520
Oracle, Corp.	Call	December 2012	34	200	8,600	8,999
PepsiCo., Inc.	Call	January 2013	75	100	3,800	2,899
Philip Morris International, Inc.	Call	January 2013	95	100	10,200	10,227
Pfizer, Inc.	Call	January 2013	25	250	17,250	(4,351)
Procter & Gamble Co.	Call	January 2013	72.5	50	2,850	877
Procter & Gamble Co.	Call	October 2012	70	150	7,350	4,800
QUALCOMM, Inc.	Call	October 2012	72.5	50	50	11,300
Schlumberger, Ltd.	Call	January 2013	80	100	12,850	15,999
Target Corp.	Call	April 2013	4	60	5,400	2,280
Time Warner, Inc.	Call	January 2013	41	90	45,225	(36,226)
UnitedHealth Group, Inc.	Call	November 2012	57.5	100	11,000	(1,201)
Union Pacific Corp.	Call	January 2013	130	50	7,275	13,824
United Technologies Corp.	Call	November 2012	85	100	2,000	7,099
U.S. Bancorp	Call	January 2013	32	150	44,100	(22,200)
Verizon Communications, Inc.	Call	January 2013	40	100	56,000	(45,100)
Visa, Inc., Class A	Call	March 2013	145	60	23,850	1,469
Walgreen Co.	Call	January 2013	40	100	3,950	2,649
Wal-Mart Stores, Inc.	Call	January 2013	75	180	27,000	(3,523)
Wells Fargo & Co.	Call	October 2012	37	200	1,200	6,199
Wells Fargo & Co.	Call	January 2013	38	150	5,850	5,501

NET UNREALIZED DEPRECIATION ON WRITTEN OPTION CONTRACTS						$(121,503)

The following is a summary of Dividend Capture Fund’s written option activity for the period ended September 30, 2012:

Contracts	Number of Contracts	Premium
Outstanding at 12/31/2011	100	$37,399
Options written	1,808	216,705
Options expired	—	—
Options closed	(1,206)	(171,658)
Options exercised	(300)	(38,099)
Outstanding at 9/30/2012	402	$44,347

At September 30, 2012, Dividend Capture Fund had the following outstanding options:

WRITTEN OPTION CONTRACTS

Contract	Type	Expiration Date	Exercise Price	Number of Contracts	Fair Value	Unrealized Appreciation (Depreciation)
D.R. Horton, Inc.	Call	November 2012	19	200	45,100	(18,701)
D.R. Horton, Inc.	Call	November 2012	20	200	32,200	(14,400)
Harris Corp.	Call	November 2012	50	2	460	(312)

NET UNREALIZED DEPRECIATION ON WRITTEN OPTION CONTRACTS						$(33,413)

The following is a summary of Global Select Markets Fund’s written option activity for the period ended September 30, 2012:

Contracts	Number of Contracts	Premium
Outstanding at 12/31/2011	10	$31,019
Options written	710	309,031
Options expired	(180)	(103,876)
Options closed	(410)	(124,566)
Options exercised	(130)	(111,608)
Outstanding at 9/30/2012	—	$—

The following is a summary of Income Equity Fund’s written option activity for the period ended September 30, 2012:

Contracts	Number of Contracts	Premium
Outstanding at 12/31/2011	—	$—
Options written	4,348	271,242
Options expired	(3,203)	(225,967)
Options closed	(795)	(39,325)
Options exercised	(350)	(5,950)
Outstanding at 9/30/2012	—	$—

The following is a summary of Real Strategies Fund's written option activity for the period ended September 30, 2012:

Contracts	Number of Contracts	Premium
Outstanding at 12/31/2011	1,845	$916,341
Options written	2,916	1,057,888
Options expired	(1,814)	(616,070)
Options closed	(2,816)	(1,251,406)
Options exercised	(61)	(36,965)
Outstanding at 9/30/2012	70	$69,788

At September 30, 2012, Real Strategies Fund had the following outstanding options:

WRITTEN OPTION CONTRACTS

Contract	Type	Expiration Date	Exercise Price	Number of Contracts	Fair Value	Unrealized Appreciation (Depreciation)
SPDR Gold Trust	Put	January 2013	$148	70	$3,850	$65,938

NET UNREALIZED APPRECIATION ON WRITTEN OPTION CONTRACTS						$65,938

The following is a summary of Situs Fund's written option activity for the period ended September 30, 2012:

Contracts	Number of Contracts	Premium
Outstanding at 12/31/2011	—	$—
Options written	6,709	2,175,890
Options expired	(3,250)	(749,421)
Options closed	(2,250)	(637,118)
Options exercised	(709)	(195,866)
Outstanding at 9/30/2012	500	$593,485

At September 30, 2012, Situs Fund had the following outstanding options:

WRITTEN OPTION CONTRACTS

Contract	Type	Expiration Date	Exercise Price	Number of Contracts	Fair Value	Unrealized Appreciation (Depreciation)

Edwards LifeSciences Corp.	Call	November 2012	90	500	907,500	(314,015)

NET UNREALIZED DEPRECIATION ON WRITTEN OPTION CONTRACTS						$(314,015)

F. Securities Lending

To generate additional income, the Funds may lend a certain percentage of their total assets, to the extent permitted by the 1940 Act or the rules or regulations thereunder, on a short term basis to certain brokers, dealers or other financial institutions. In determining whether to lend to a particular broker, dealer or financial institution, the Advisor will consider all relevant facts and circumstances, including the size, creditworthiness and reputation of the borrower. Any loans made will be continuously secured by collateral in cash at least equal to 100% of the value of the securities on loan for the Funds, based on the prior day’s closing price. The Funds receive payments from the borrowers equivalent to the dividends and interest that would have been earned on securities on loan. In addition, the Funds lending securities receive an annual securities lending fee and retain a portion of the interest, dividends and other distributions received on investment of cash collateral. Collateral is marked-to-market daily. One of the risks in lending portfolio securities, as with other extensions of credit, is the possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Although the loan is fully collateralized, if a borrower defaults, a Fund could lose money. There is also the risk that, when lending portfolio securities, the securities may not be available to a Fund on a timely basis and a Fund may, therefore, lose the opportunity to sell the securities at a desirable price. In addition, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action. Loans are subject to termination by the Funds or the borrower at any time and, therefore, are not considered to be illiquid investments. Huntington National Bank (“Huntington”) serves as the custodian for the securities lending. Pursuant to the Master Securities Loan Agreement, Huntington receives an annual securities lending fee for collateral monitoring and recordkeeping services.

As of September 30, 2012, the following Funds had securities with the following market values on loan:

Fund	Value of Loaned Securities	Value of Collateral	Average Loan Outstanding During the Period	Income Received by Huntington from Securities Lending
Dividend Capture Fund	$14,351,556	$14,763,444	$11,488,744	$6,000
Global Select Markets Fund	1,866,355	1,939,602	2,804,173	4,250
Growth Fund	5,464,863	5,545,189	4,884,597	3,750
Income Equity Fund	20,919,868	21,610,805	11,063,431	2,400
International Equity Fund	19,554,639	20,948,054	19,528,827	27,250
Macro 100 Fund	1,328,020	1,368,500	2,719,589	1,000
Mid Corp America Fund	4,825,448	4,944,777	4,880,313	20,750
Real Strategies Fund	16,852,630	17,354,356	13,266,162	99,500
Rotating Markets Fund	631,949	641,372	4,148,606	1,000
Situs Fund	25,839,778	26,454,893	19,721,482	32,750
Mortgage Securities Fund	766,405	773,522	1,375,333	375

As of September 30, 2012, aggregate cash collateral was invested as follows:

	Fidelity Institutional Money Market Portfolio, Institutional Class
	$116,344,514
G. Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Funds or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid. The Funds will not incur any registration costs upon such resale. The Funds’ restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined by the Trust’s Pricing Committee. At September 30, 2012, the Fixed Income Securities Fund held illiquid restricted securities representing 9.29% of net assets, as listed below:

Issuer Description	Acquisition Date	Principal Amount ($)	Cost ($)	Value ($)
Fixed Income Securities Fund:

Bank of Nova Scotia, 1.950%, 1/30/17	2/6/12	5,000,000	5,088,480	5,238,500
Bank of Montreal, 2.500%, 1/11/17	6/22/12	5,000,000	5,157,191	5,256,610
Barrick International Bank Corp., 5.750%, 10/15/16	2/20/09	2,000,000	1,952,774	2,315,124
Canadian Imperial Bank of Commerce, 2.600%, 7/2/15	10/25/11	5,000,000	5,143,906	5,285,500
FIA Card Services NA, 7.125%, 11/15/12	6/20/06	3,000,000	3,004,679	3,022,476
Royal Bank of Canada, 3.125%, 4/14/15	5/3/11	5,000,000	5,123,289	5,319,000
Toronto-Dominion Bank/The, 2.200%, 7/29/15	6/29/11	3,000,000	3,042,549	3,140,700

H. Security Transactions and Related Income

During the period, investment transactions are accounted for no later than the first calculation of the NAV on the business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on trade date on the last business day of the reporting period. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. Securities gains and losses are calculated on the identified cost basis. Interest income and expenses are accrued daily. Dividends, less foreign tax withholding (if any), are recorded on the ex-dividend date.

I. Subsequent Event

On September 27, 2012, the Board of Trustees (the “Trustees”) of the Huntington Funds unanimously voted to close and liquidate the Huntington Macro 100 Fund on or about December 10, 2012. This decision was made after careful consideration of all relevant factors, including (but not limited to) the Fund’s asset size, prospects for future growth and alternatives to liquidation.

(2) General

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Funds may invest in a certain affiliated money market fund which is managed by the Adviser. A summary of each Fund’s investment in such affiliated money market fund (Huntington Money Market Fund) is set forth below:

Fund	12/31/11 Market Value	Purchases	Sales	9/30/12 Market Value	Income
Disciplined Equity Fund	$5,320,691	$30,234,201	$(30,409,290)	5,145,602	$557
Dividend Capture Fund	1,668,276	41,661,921	(39,484,515)	3,845,682	311
Global Select Markets Fund	15,861	24,505,389	(23,721,032)	800,218	90
Growth Fund	7,003,037	60,104,703	(58,917,450)	8,190,290	353
Income Equity Fund	1,958,941	17,610,834	(18,300,043)	1,269,732	134
International Equity Fund	8,602,735	49,515,690	(51,290,579)	6,827,846	986
Macro 100 Fund	4,175,400	10,664,587	(14,127,597)	712,390	180
Mid Corp America Fund	3,584,660	31,455,720	(24,879,571)	10,160,809	427
Real Strategies Fund	1,616,330	19,757,937	(18,323,784)	3,050,483	235
Rotating Markets Fund	494,529	10,944,140	(11,163,465)	275,204	55
Situs Fund	2,858,167	35,695,300	(25,772,529)	12,780,938	252
Fixed Income Securities Fund	10,236,344	64,118,454	(60,385,884)	13,968,914	513
Intermediate Government Income Fund	1,933,516	38,295,415	(38,369,317)	1,859,614	275
Mortgage Securities Fund	4,172,889	52,965,115	(54,821,779)	2,316,225	328
Short/Intermediate Fixed Income Securities Fund	791,255	82,095,047	(81,111,050)	1,775,252	218

Additionally, Balanced Allocation Fund, Conservative Allocation Fund and Growth Allocation Fund invest in other Funds within the Trust. A summary of these investments in affiliated Funds is set forth below:

Balanced Allocation Fund	12/31/11 Market Value	Purchases	Sales	9/30/12 Market Value	Income
Money Market Fund	$392,902	$3,662,958	$(3,852,611)	$203,250	$18
Disciplined Equity Fund	—	1,911,938	(824,712)	1,112,094	—
Dividend Capture Fund	1,180,570	50,885	(738,507)	577,169	15,173
Global Select Markets Fund	579,943	1,223,893	(1,446,718)	410,359	—
Growth Fund	3,469,274	2,970,272	(4,491,214)	2,213,300	11,679
Income Equity Fund	3,231,359	360,102	(1,843,810)	2,032,042	57,859
International Equity Fund	2,501,390	423,127	(1,481,110)	1,697,063	—
Macro 100 Fund	3,085,349	262,260	(2,737,534)	884,686	—
Mid Corp America Fund	1,127,411	1,678,902	(2,457,067)	991,708	—
New Economy Fund	820,805	170,663	(722,820)	—	—
Situs Fund	1,984,456	923,002	(2,171,733)	984,792	—
Fixed Income Securities Fund	4,252,688	676,449	(2,140,844)	2,839,014	61,405
Intermediate Government Income Fund	1,985,449	330,025	(993,681)	1,324,843	23,322
Mortgage Securities Fund	1,137,097	166,074	(559,245)	757,066	16,386
Short/Intermediate Fixed Income Securities Fund	1,967,727	314,563	(970,913)	1,326,028	14,169
Huntington US Equity Rotation Strategy ETF	—	881,249	(17,886)	894,496	—

Conservative Allocation Fund	12/31/11 Market Value	Purchases	Sales	9/30/12 Market Value	Income
Money Market Fund	$166,086	$2,077,749	$(2,199,519)	$44,316	$8
Disciplined Equity Fund	—	375,875	(272,223)	102,345	—
Dividend Capture Fund	248,290	19,442	(232,370)	53,112	2,069
Global Select Markets Fund	122,014	15,307	(111,916)	37,756	—
Growth Fund	730,551	86,863	(706,326)	203,641	1,150
Income Equity Fund	679,101	87,217	(636,606)	186,995	7,668
International Equity Fund	525,195	67,552	(493,693)	156,141	—
Macro 100 Fund	648,927	49,807	(673,074)	81,406	—
Mid Corp America Fund	237,016	26,219	(245,824)	91,257	—
New Economy Fund	172,852	7,111	(165,619)	—	—
Situs Fund	417,503	36,131	(424,075)	90,592	—
Fixed Income Securities Fund	5,279,315	560,128	(4,242,007)	1,628,754	55,241
Intermediate Government Income Fund	2,464,781	272,169	(1,972,965)	760,067	21,147
Mortgage Securities Fund	1,411,773	128,221	(1,119,329)	434,332	13,560
Short/Intermediate Fixed Income Securities Fund	2,442,796	246,256	(1,943,852)	760,752	12,737
Huntington US Equity Rotation Strategy ETF	—	93,579	(18,237)	82,310	—

Growth Allocation Fund	12/31/11 Market Value	Purchases	Sales	9/30/12 Market Value	Income
Money Market Fund	$242,736	$3,067,254	$(3,141,626)	$168,364	$16
Disciplined Equity Fund	—	2,125,378	(1,094,930)	1,058,293	—
Dividend Capture Fund	1,215,602	85,612	(839,597)	549,208	14,283
Global Select Markets Fund	596,904	125,770	(391,898)	390,509	—
Growth Fund	3,571,521	417,296	(2,348,661)	2,105,969	10,661
Income Equity Fund	3,326,710	514,027	(2,192,740)	1,933,621	53,486
International Equity Fund	2,573,980	380,422	(1,606,984)	1,614,646	—
Macro 100 Fund	3,176,372	293,974	(2,904,553)	841,812	—
Mid Corp America Fund	1,160,455	118,862	(861,423)	943,670	—
New Economy Fund	845,332	16,419	(633,474)	—	—
Situs Fund	2,042,634	139,880	(1,556,038)	936,780	—
Fixed Income Securities Fund	1,315,105	320,936	(845,390)	804,667	17,592
Intermediate Government Income Fund	613,972	152,243	(391,403)	375,504	6,701
Mortgage Securities Fund	351,592	80,021	(220,902)	214,578	4,615
Short/Intermediate Fixed Income Securities Fund	608,465	150,233	(387,329)	375,844	4,045
Huntington US Equity Rotation Strategy ETF	—	810,402	(2,189)	851,122	—

(3) Affiliated Issuers

Affiliated issuers, as defined under the Investment Company Act of 1940, are those in which a Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of each Real Strategies Fund’s holdings in the securities of such issuers is set forth below:

	12/31/11 Market Value	Change in unrealized appreciation (depreciation)	Purchases	Sales	9/30/12 Market Value	Income
Discount Retail Portfolio II DST	$958,307	$(2,220)	$—	$—	$956,087	$58,843
New York Power DST	949,088	$6,346	—	—	955,434	52,143
Scotts Gahanna LLC*	1,428,252	$(76,398)	—	—	1,351,854	75,384

* Controlled affiliate in which the Real Stategies Fund owns 25% or more of the outstandting voting securities.

(4) Concentration of Credit Risk

Since each of Ohio Municipal Money Market Fund and Ohio Tax-Free Fund invest a substantial portion of their assets in issuers located in the state of Ohio, they will be more susceptible to factors adversely affecting issuers of Ohio than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at September 30, 2012, the securities in the portfolio of investments are backed by letters of credit or bond insurance from various financial institutions and financial guaranty assurance agencies, as indicated on each Fund’s Portfolio of Investments.

THE FOLLOWING REPORT RELATES TO THE HUNTINGTON FUNDS’ VARIABLE ANNUITY PORTFOLIOS.

Huntington VA Balanced Fund

Portfolio of Investments (Unaudited)

September 30, 2012

Shares		Value
Mutual Funds — 98.0% (a)
616,463	Huntington Fixed Income Securities Fund, Trust Shares	$14,184,802
160,902	Huntington VA Dividend Capture Fund	1,794,055
932,618	Huntington VA Growth Fund	8,076,475
534,857	Huntington VA Income Equity Fund	5,386,013
324,471	Huntington VA International Equity Fund	4,448,498
228,515	Huntington VA Macro 100 Fund	2,248,590
188,179	Huntington VA Mid Corp America Fund	3,599,873
237,846	Huntington VA Mortgage Securities Fund	2,920,752
78,818	Huntington VA Situs Fund	1,356,452

Total Mutual Funds (Cost $38,632,701)		44,015,510

Cash Equivalents — 2.0%
907,482	Huntington Money Market Fund, Interfund Shares, 0.010% (a) (b)	907,482

Total Cash Equivalents (Cost $907,482)		907,482

Total Investments (Cost $39,540,183) — 100.0%		44,922,992

Other Assets in Excess of Liabilities — 0.0%		8,281

Net Assets — 100.0%		$44,931,273

(a)	Investment in affiliate.
(b)	Rate disclosed is the seven day yield as of September 30, 2012.

Huntington VA Dividend Capture Fund

Portfolio of Investments (Unaudited)

September 30, 2012

Shares		Value
Common Stocks — 78.1%

Consumer Discretionary — 6.4%
12,500	American Eagle Outfitters, Inc.	$263,500
11,750	D.R. Horton, Inc.	242,520
10,250	Genuine Parts Co.	625,557
37,500	Hillenbrand, Inc.	682,125
4,250	Polaris Industries, Inc.	343,698

		2,157,400

Consumer Staples — 5.0%
4,000	Colgate-Palmolive Co.	428,880
6,500	ConAgra Foods, Inc.	179,335
26,000	Kroger Co./The	612,040
5,250	Philip Morris International, Inc.	472,185

		1,692,440

Energy — 14.1%
11,750	Cenovus Energy, Inc.	409,487
3,000	Chevron Corp.	349,680
11,250	ConocoPhillips	643,275
20,000	Crosstex Energy LP	308,000
14,000	Enbridge Energy Partners LP	412,160
4,500	Exxon Mobil Corp.	411,525
8,000	Linn Energy LLC	329,920
3,000	Magellan Midstream Partners LP	262,380
13,250	Marathon Oil Corp.	391,803
2,000	Plains All American Pipeline LP	176,400
7,500	Royal Dutch Shell PLC ADR	520,575
8,000	Sunoco Logistics Partners LP	373,200
3,000	Williams Partners LP	164,040

		4,752,445

Financials — 17.8%
10,750	American Financial Group, Inc.	407,425
12,750	Arthur J Gallagher & Co.	456,705
10,750	Bank of Hawaii Corp.	490,415
10,000	Bank of Montreal (a)	590,400
9,500	Cullen/Frost Bankers, Inc.	545,585
16,000	Federated Investors, Inc., Class B (a)	331,040
8,000	JPMorgan Chase & Co.	323,840
8,500	NYSE Euronext	209,525
10,000	Principal Financial Group, Inc.	269,400
11,500	Royal Bank of Canada	660,215
4,250	Toronto-Dominion Bank/The (a)	354,195
9,500	U.S. Bancorp	325,850
16,750	Waddell & Reed Financial, Inc., Class A	548,897
14,000	Wells Fargo & Co.	483,420

		5,996,912

Health Care — 4.9%
5,500	Abbott Laboratories	377,080
6,750	AstraZeneca PLC ADR	323,055
4,500	Becton, Dickinson & Co.	353,520
7,000	Bristol-Myers Squibb Co.	236,250
5,500	Cardinal Health, Inc.	214,335
3,000	Merck & Co., Inc.	135,300

		1,639,540

Industrials — 6.4%
4,750	3M Co.	438,995
7,250	Brady Corp., Class A	212,280
13,500	CSX Corp.	280,125
4,000	Rockwell Automation, Inc.	278,200
11,000	Rockwell Collins, Inc.	590,040
11,500	Waste Management, Inc.	368,920

		2,168,560

Information Technology — 5.8%
22,500	Cisco Systems, Inc.	429,525
1,250	Harris Corp.	64,025
24,500	Intel Corp.	555,660
13,000	Microsoft Corp.	387,140
12,250	Paychex, Inc.	407,802
7,624	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	120,612

		1,964,764

Materials — 2.2%
7,250	Freeport-McMoRan Copper & Gold, Inc.	286,955
1,000	Sensient Technologies Corp.	36,760
13,000	Sonoco Products Co.	402,870

		726,585

Real Estate Investment Trusts — 9.1%
2,500	EastGroup Properties, Inc.	133,000
6,000	Entertainment Properties Trust	266,580
3,000	HCP, Inc.	133,440
7,000	Highwoods Properties, Inc.	228,340
3,500	Home Properties, Inc.	214,445
19,000	Kimco Realty Corp.	385,130
7,500	Liberty Property Trust	271,800
9,500	Mack-Cali Realty Corp.	252,700
3,250	Mid-America Apartment Communities, Inc.	212,258
3,500	National Health Investors, Inc.	180,040
8,500	Omega Healthcare Investors, Inc.	193,205
5,000	ProLogis, Inc.	175,150
874	Simon Property Group, Inc.	132,682
4,500	Ventas, Inc.	280,125

		3,058,895

Telecommunication Services — 3.0%
6,000	AT&T, Inc.	226,200
8,250	CenturyLink, Inc.	333,300
10,250	Verizon Communications, Inc.	467,092

		1,026,592

Utilities — 3.4%
16,750	CMS Energy Corp.	394,463
17,000	Hawaiian Electric Industries, Inc.	447,270
10,750	PPL Corp.	312,288

		1,154,021

Total Common Stocks (Cost $24,732,372)		26,338,154

Preferred Stocks — 17.5%

Financials — 11.3%
15,000	Allianz SE, 8.375%	385,500
9,000	American Financial Group, Inc., 7.000%	247,140
6,500	Ameriprise Financial, Inc., 7.750%	179,335
4,000	Axis Capital Holdings Ltd., Series C, 6.875%	107,600
10,710	Charles Schwab Corp./The, Series B, 6.000%	279,959
14,000	Credit Suisse Guernsey, 7.900%	363,160
9,000	JPMorgan Chase Capital XXIX, 6.700%	234,000
11,000	KKR Financial Holdings LLC, 8.375%, 11/15/41	312,400
16,000	M&T Capital Trust IV, 8.500%	411,040
4,000	PartnerRe Ltd., Series E, 7.250%	109,600
16,000	Prudential Financial, Inc., 9.000%	417,920
8,000	Raymond James Financial, Inc., 6.900%	219,680
21,000	Wells Fargo Capital Trust XII, 7.875%	542,220

		3,809,554

Shares		Value
Real Estate Investment Trusts — 2.7%
10,500	Kimco Realty Corp., Series G, 7.750%	267,015
8,000	Realty Income Corp., Series F, 6.625%	212,960
16,000	Vornado Realty LP, 7.875%	439,200

		919,175

Telecommunication Services — 0.8%
9,867	Qwest Corp., 7.500%	265,225

Utilities — 2.7%
12,000	Dominion Resources, Inc., Class A, 8.375%	334,200
21,000	NextEra Energy Capital Holdings, Inc., Series F, 8.750%	578,550

		912,750

Total Preferred Stocks (Cost $5,666,398)		5,906,704

Exchange-Traded Funds — 2.2%
2,000	iShares S&P 500 Value Index Fund	131,580
20,000	Technology Select Sector SPDR Fund (a)	616,600

Total Exchange-Traded Funds (Cost $485,930)		748,180

Cash Equivalents — 1.4%
481,198	Huntington Money Market Fund, Interfund Shares, 0.010% (b) (c)	481,198

Total Cash Equivalents (Cost $481,198)		481,198

Short-Term Securities Held as Collateral for Securities Lending — 5.7%
1,922,736	Fidelity Institutional Money Market Portfolio, Institutional Class, 0.200% (c)	1,922,736

Total Short-Term Securities Held as Collateral for Securities Lending (Cost $1,922,736)		1,922,736

Total Investments (Cost $33,288,634) — 104.9%		35,396,972

Liabilities in Excess of Other Assets — (4.9)%		(1,641,776)

Net Assets — 100.0%		$33,755,196

(a)	All or a portion of the security was on loan as of September 30, 2012. The total value of securities on loan as of September 30, 2012 was $1,868,579.
(b)	Investment in affiliate.
(c)	Rate disclosed is the seven day yield as of September 30, 2012.

ADR — American Depositary Receipt

Huntington VA Growth Fund

Portfolio of Investments (Unaudited)

September 30, 2012

Shares		Value
Common Stocks — 93.4%

Consumer Discretionary — 5.7%
2,630	Home Depot, Inc./The	$158,773
1,000	Panera Bread Co., Class A *	170,890
4,090	Ross Stores, Inc.	264,214
3,760	Under Armour, Inc., Class A (a) *	209,921
1,590	VF Corp.	253,382

		1,057,180

Consumer Staples — 16.2%
12,080	Altria Group, Inc.	403,351
3,660	Church & Dwight Co., Inc.	197,603
3,360	Costco Wholesale Corp.	336,420
3,700	CVS Caremark Corp.	179,154
4,820	Fresh Market, Inc./The *	289,104
8,320	Hain Celestial Group, Inc./The *	524,160
1,940	Philip Morris International, Inc.	174,484
4,110	Procter & Gamble Co.	285,070
6,010	Whole Foods Market, Inc.	585,374

		2,974,720

Energy — 11.6%
2,500	Chevron Corp.	291,400
5,420	Energy Transfer Partners LP (a)	230,729
6,060	Enterprise Products Partners LP	324,816
3,330	EOG Resources, Inc.	373,126
3,130	Exxon Mobil Corp.	286,238
7,670	Kinder Morgan, Inc.	272,438
4,900	Schlumberger Ltd.	354,417

		2,133,164

Financials — 3.0%
740	Goldman Sachs Group, Inc./The	84,123
4,940	JPMorgan Chase & Co.	199,971
1,300	PNC Financial Services Group, Inc.	82,030
5,260	Wells Fargo & Co.	181,628

		547,752

Health Care — 14.5%
5,050	Abbott Laboratories	346,228
6,510	Baxter International, Inc.	392,293
9,327	Express Scripts Holding Co. *	584,523
6,860	Gilead Sciences, Inc. *	455,024
2,882	Novo-Nordisk A/S ADR	454,808
6,120	Pfizer, Inc.	152,082
4,890	Stryker Corp.	272,177

		2,657,135

Industrials — 4.3%
3,450	Cummins, Inc.	318,124
3,350	Illinois Tool Works, Inc.	199,225
1,300	W.W. Grainger, Inc.	270,881

		788,230

Information Technology — 30.3%
3,200	Apple, Inc.	2,135,232
7,120	Broadcom Corp., Class A	246,210
10,740	Cirrus Logic, Inc. *	412,309
9,290	eBay, Inc. *	449,729
7,650	EMC Corp. *	208,615
420	Google, Inc., Class A *	316,890
14,690	Microsoft Corp.	437,468
7,240	QUALCOMM, Inc.	452,428
5,680	Rackspace Hosting, Inc. *	375,391
5,520	Red Hat, Inc. *	314,309
1,640	Visa, Inc., Class A	220,219

		5,568,800

Materials — 2.5%
6,050	International Paper Co.	219,736
1,750	Nucor Corp.	66,955
1,670	Praxair, Inc.	173,480

		460,171

Real Estate Investment Trusts — 2.4%
2,460	American Tower Corp.	175,619
2,550	Mid-America Apartment Communities, Inc.	166,541
660	Simon Property Group, Inc.	100,195

		442,355

Telecommunication Services — 1.6%
2,550	BT Group PLC ADR	94,860
2,190	CenturyLink, Inc.	88,476
2,400	Verizon Communications, Inc.	109,368

		292,704

Utilities — 1.3%
1,790	NextEra Energy, Inc.	125,891
1,820	Sempra Energy	117,372

		243,263

Total Common Stocks (Cost $14,148,932)		17,165,474

Cash Equivalents — 4.4%
811,332	Huntington Money Market Fund, Interfund Shares, 0.010% (b) (c)	811,332

Total Cash Equivalents (Cost $811,332)		811,332

Short-Term Securities Held as Collateral for Securities Lending — 2.4%
435,765	Fidelity Institutional Money Market Portfolio, Institutional Class, 0.200% (c)	435,765

Total Short-Term Securities Held as Collateral for Securities Lending (Cost $435,765)		435,765

Total Investments (Cost $15,396,029) — 100.2%		18,412,571

Liabilities in Excess of Other Assets — (0.2)%		(42,800)

Net Assets — 100.0%		$18,369,771

(a)	All or a portion of the security was on loan as of September 30, 2012. The total value of securities on loan as of September 30, 2012 was $426,609.
(b)	Investment in affiliate.
(c)	Rate disclosed is the seven day yield as of September 30, 2012.
*	Non-income producing security.

ADR — American Depositary Receipt

Huntington VA Income Equity Fund

Portfolio of Investments (Unaudited)

September 30, 2012

Shares		Value
Common Stocks — 98.7%

Consumer Discretionary — 11.2%
16,800	Best Buy Co., Inc. (a)	$288,792
8,500	Comcast Corp., Class A	304,045
16,900	Gannett Co., Inc.	299,975
7,100	Garmin Ltd. (a)	296,354
16,300	Shaw Communications, Inc., Class B (a)	334,150
23,000	Staples, Inc. (a)	264,960
10,100	Thomson Reuters Corp. (a)	291,486
3,200	Time Warner Cable, Inc., Class A	304,192

		2,383,954

Consumer Staples — 7.6%
9,600	Altria Group, Inc.	320,544
9,100	Campbell Soup Co.	316,862
4,100	Kimberly-Clark Corp.	351,698
10,400	Sysco Corp.	325,208
8,300	Walgreen Co.	302,452

		1,616,764

Energy — 12.5%
8,000	BP PLC ADR	338,880
2,400	Chevron Corp.	279,744
3,000	China Petroleum & Chemical Corp. ADR	277,260
5,000	ConocoPhillips	285,900
3,100	Exxon Mobil Corp.	283,495
9,100	Kinder Morgan, Inc.	323,232
5,400	Marathon Petroleum Corp.	294,786
4,500	Royal Dutch Shell PLC ADR	312,345
5,200	Total SA ADR	260,520

		2,656,162

Financials — 19.3%
5,700	Bank of Montreal (a)	336,528
5,900	Bank of Nova Scotia (a)	323,438
22,600	Barclays PLC ADR	313,462
9,000	BB&T Corp.	298,440
4,200	Canadian Imperial Bank of Commerce (a)	328,398
7,200	HSBC Holdings PLC ADR	334,512
4,800	PNC Financial Services Group, Inc.	302,880
5,200	Royal Bank of Canada	298,532
20,300	SLM Corp.	319,116
3,500	Toronto-Dominion Bank (a)	291,690
4,400	Travelers Cos., Inc./The	300,344
8,800	U.S. Bancorp	301,840
10,000	Wells Fargo & Co.	345,300

		4,094,480

Health Care — 7.3%
4,400	Abbott Laboratories	301,664
6,300	AstraZeneca PLC ADR	301,518
6,600	Eli Lilly & Co.	312,906
7,300	Merck & Co., Inc.	329,230
12,600	Pfizer, Inc.	313,110

		1,558,428

Industrials — 8.3%
15,300	General Electric Co.	347,463
12,900	Koninklijke (Royal) Philips Electronics NV	302,505
3,500	Lockheed Martin Corp.	326,830
23,200	R.R. Donnelley & Sons Co. (a)	245,920
9,600	Republic Services, Inc.	264,096
8,700	Waste Management, Inc.	279,096

		1,765,910

Information Technology — 11.8%
12,000	CA, Inc.	309,180
16,900	Cisco Systems, Inc.	322,621
6,100	Harris Corp.	312,442
13,700	Intel Corp.	310,716
10,600	Microsoft Corp.	315,668
9,200	Paychex, Inc.	306,268
17,000	Western Union Co.	309,740
42,200	Xerox Corp.	309,748

		2,496,383

Materials — 3.1%
4,000	Air Products & Chemicals, Inc.	330,800
6,500	Lyondellbasell Industries N.V.	335,790

		666,590

Real Estate Investment Trusts — 8.0%
6,600	HCP, Inc.	293,568
4,000	Health Care REIT, Inc.	231,000
12,100	Hospitality Properties Trust	287,738
14,700	Kimco Realty Corp.	297,969
11,600	Mack-Cali Realty Corp.	308,560
8,300	ProLogis, Inc.	290,749

		1,709,584

Telecommunication Services — 4.5%
8,600	AT&T, Inc.	324,220
7,200	Verizon Communications, Inc.	328,104
30,300	Windstream Corp. (a)	306,333

		958,657

Utilities — 5.1%
7,500	Exelon Corp.	266,850
6,100	FirstEnergy Corp.	269,010
6,200	PG&E Corp.	264,554
9,600	PPL Corp.	278,880

		1,079,294

Total Common Stocks (Cost $19,162,765)		20,986,206

Cash Equivalents — 1.2%
258,246	Huntington Money Market Fund, Interfund Shares, 0.010% (b) (c)	258,246

Total Cash Equivalents (Cost $258,246)		258,246

Short-Term Securities Held as Collateral for Securities Lending — 14.7%
3,117,958	Fidelity Institutional Money Market Portfolio, Institutional Class, 0.200% (c)	3,117,958

Total Short-Term Securities Held as Collateral for Securities Lending (Cost $3,117,958)		3,117,958

Total Investments (Cost $22,538,969) — 114.6%		24,362,410

Liabilities in Excess of Other Assets — (14.6)%		(3,106,137)

Net Assets — 100.0%		$21,256,273

(a)	All or a portion of the security was on loan as of September 30, 2012. The total value of securities on loan as of September 30, 2012 was $3,020,837.
(b)	Investment in affiliate.
(c)	Rate disclosed is the seven day yield as of September 30, 2012.

ADR — American Depositary Receipt

Huntington VA International Equity Fund

Portfolio of Investments (Unaudited)

September 30, 2012

Shares		Value
Common Stocks — 88.4%

Australia — 1.7%

Materials — 1.7%
15,200	BHP Billiton Ltd.	$520,936

Canada — 1.6%

Energy — 1.6%
14,170	Cenovus Energy, Inc.	493,824

France — 10.9%

Consumer Discretionary — 1.3%
5,000	Cie Generale des Etablissements Michelin SCA	391,698

Energy — 2.2%
2,400	Total SA	119,052
11,100	Total SA ADR	556,110

		675,162

Financials — 3.8%
38,509	AXA SA ADR	573,784
12,347	BNP Paribas	586,766

		1,160,550

Health Care — 2.2%
6,000	Sanofi-Aventis ADR	258,360
5,000	Sanofi-Aventis	426,332

		684,692

Utilities — 1.4%
10,600	GDF Suez (a)	237,024
9,323	GDF Suez SA ADR	208,835

		445,859

		3,357,961

Germany — 7.0%

Consumer Staples — 2.1%
8,100	Henkel AG & Co. KGaA	644,232

Energy — 1.4%
5,100	Basic Energy Services, Inc. *	430,271

Industrials — 3.5%
17,200	GEA Group AG	520,432
2,636	Siemens AG ADR (a)	263,995
3,000	Siemens AG	299,210

		1,083,637

		2,158,140

Hong Kong — 3.5%

Consumer Discretionary — 1.7%
329,000	Li & Fung Ltd.	509,999

Financials — 1.8%
79,800	Wharf (Holdings) Ltd./The	554,189

		1,064,188

Israel — 2.0%

Health Care — 2.0%
14,900	Teva Pharmaceutical Industries Ltd. ADR	617,009

Italy — 3.7%

Energy — 3.7%
29,200	Eni SpA (a)	638,674
10,600	Saipem SpA	509,056

		1,147,730

Japan — 12.7%

Consumer Discretionary — 1.7%
16,610	Honda Motor Co. Ltd. ADR	513,249

Consumer Staples — 1.1%
6,000	Unicharm Corp.	344,483

Industrials — 4.5%
2,700	FANUC Ltd.	435,294
46,000	KUBOTA Corp.	465,718
12,500	Makita Corp.	485,390

		1,386,402

Information Technology — 5.4%
13,251	Canon, Inc. ADR *	424,165
18,000	Hoya Corp. *	395,617
1,870	KEYENCE Corp.	479,303
6,800	Murata Manufacturing Co. Ltd.	362,091

		1,661,176

		3,905,310

Mexico — 3.4%

Consumer Staples — 1.9%
6,500	Fomento Economico Mexicano SAB de CV ADR	597,870

Telecommunication Services — 1.5%
17,900	America Movil SA de CV, Series L ADR (a)	455,376

		1,053,246

Singapore — 5.1%

Financials — 1.8%
46,600	DBS Group Holdings Ltd.	546,413

Industrials — 1.8%
60,300	Keppel Corp Ltd.	560,139

Telecommunication Services — 1.5%
17,805	Singapore Telecommunications Ltd. ADR	462,040

		1,568,592

Sweden — 5.7%

Consumer Discretionary — 1.9%
16,600	Hennes & Mauritz AB	576,746

Industrials — 2.1%
46,300	Volvo AB	649,234

Materials — 1.7%
27,700	Svenska Cellulosa AB (SCA)	514,518

		1,740,498

Shares		Value
Switzerland — 5.5%

Financials — 1.4%
5,600	ACE Ltd.	423,360

Health Care — 2.1%
10,590	Novartis AG ADR	648,743

Materials — 2.0%
8,030	Syngenta AG ADR	601,045

		1,673,148

Taiwan — 1.5%

Information Technology — 1.5%
29,077	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	459,998

United Kingdom — 22.9%

Consumer Discretionary — 3.7%
68,000	Greene King PLC	659,198
24,750	Pearson PLC ADR	483,615

		1,142,813

Consumer Staples — 3.6%
100,400	Tesco PLC	538,103
15,300	Unilever PLC	556,229

		1,094,332

Energy — 1.7%
26,550	BG Group PLC ADR	538,965

Financials — 3.6%
190,000	Barclays PLC	658,996
10,000	HSBC Holdings PLC ADR	464,600

		1,123,596

Health Care — 2.9%
6,200	AstraZeneca PLC ADR	296,732
12,645	GlaxoSmithKline PLC ADR	584,705

		881,437

Industrials — 1.9%
41,900	Rolls-Royce Holdings PLC *	570,211

Telecommunication Services — 3.7%
160,000	BT Group PLC	595,883
194,000	Vodafone Group PLC	550,416

		1,146,299

Utilities — 1.8%
8,525	SSE PLC ADR	192,665
16,100	SSE PLC	361,792

		554,457

		7,052,110

United States — 1.2%

Energy — 1.2%
5,080	Schlumberger Ltd.	367,436

Total Common Stocks (Cost $25,003,391)		27,180,126

Exchange-Traded Funds — 4.2%
40,000	iShares MSCI Japan Index Fund	366,400
20,000	iShares MSCI Malaysia Index Fund	291,400
6,000	iShares MSCI South Korea Index Fund	354,780
22,100	iShares MSCI Taiwan Index Fund	295,256

Total Exchange-Traded Funds (Cost $1,190,615)		1,307,836

Cash Equivalents — 7.0%
2,158,473	Huntington Money Market Fund, Interfund Shares, 0.010% (b) (c)	2,158,473

Total Cash Equivalents(Cost $2,158,473)		2,158,473

Short-Term Securities Held as Collateral for Securities Lending — 5.5%
1,668,790	Fidelity Institutional Money Market Portfolio, Institutional Class, 0.200% (c)	1,668,790

Total Short-Term Securities Held as Collateral for Securities Lending (Cost $1,668,790)		1,668,790

Total Investments (Cost $30,021,269) — 105.1%		32,315,225

Liabilities in Excess of Other Assets — (5.1)%		(1,563,783)

Net Assets — 100.0%		$30,751,442

(a)	All or a portion of the security was on loan as of September 30, 2012. The total value of securities on loan as of September 30, 2012 was $1,574,317.
(b)	Investment in affiliate.
(c)	Rate disclosed is the seven day yield as of September 30, 2012.
*	Non-income producing security.

ADR — American Depositary Receipt

Huntington VA Macro 100 Fund

Portfolio of Investments (Unaudited)

September 30, 2012

Shares		Value
Common Stocks — 94.8%

Consumer Discretionary — 8.9%
4,340	D.R. Horton, Inc.	$89,578
4,500	Goodyear Tire & Rubber Co./The *	54,855
3,700	International Game Technology	48,433
2,330	Leggett & Platt, Inc.	58,366
2,000	Marriott International, Inc., Class A	78,200
4,230	News Corp., Class A	103,762
1,420	Target Corp.	90,127
950	TJX Cos., Inc./The	42,551
210	VF Corp.	33,466
1,325	Viacom, Inc., Class B	71,007

		670,345

Consumer Staples — 10.0%
3,500	Archer-Daniels-Midland Co.	95,130
950	Clorox Co./The	68,447
650	Colgate-Palmolive Co.	69,693
2,590	ConAgra Foods, Inc.	71,458
3,820	Kroger Co./The	89,923
2,120	Mondelez International, Inc., Class A	87,662
1,160	PepsiCo, Inc.	82,093
2,440	Walgreen Co.	88,914
1,410	Wal-Mart Stores, Inc.	104,058

		757,378

Energy — 12.4%
630	Anadarko Petroleum Corp.	44,050
430	Apache Corp.	37,182
1,060	Chevron Corp.	123,554
1,300	ConocoPhillips	74,334
1,220	Diamond Offshore Drilling, Inc.	80,288
2,013	Exxon Mobil Corp.	184,089
1,940	Marathon Oil Corp.	57,366
1,600	Marathon Petroleum Corp.	87,344
1,200	Murphy Oil Corp.	64,428
3,050	Peabody Energy Corp.	67,984
1,400	Sunoco, Inc.	65,562
1,350	Tesoro Corp.	56,565

		942,746

Financials — 11.5%
2,530	Allstate Corp./The	100,213
1,430	American Express Co.	81,310
2,650	BB&T Corp.	87,874
1,080	Berkshire Hathaway, Inc., Class B *	95,256
1,870	Discover Financial Services	74,295
2,400	Federated Investors, Inc., Class B (a)	49,656
1,100	PNC Financial Services Group, Inc.	69,410
1,470	State Street Corp.	61,681
1,050	Torchmark Corp.	53,917
2,010	U.S. Bancorp	68,943
2,120	Unum Group	40,746
2,530	Wells Fargo & Co.	87,361

		870,662

Health Care — 11.1%
530	Amgen, Inc.	44,690
1,280	Baxter International, Inc.	77,133
860	Becton, Dickinson & Co.	67,562
1,740	Eli Lilly & Co.	82,493
2,640	Forest Laboratories, Inc. *	94,010
1,060	Johnson & Johnson	73,045
790	McKesson Corp.	67,964
2,430	Medtronic, Inc.	104,782
2,000	Merck & Co., Inc.	90,200
2,180	Patterson Cos., Inc.	74,643
10,580	Tenet Healthcare Corp. *	66,337

		842,859

Industrials — 10.3%
780	3M Co.	72,088
310	Caterpillar, Inc.	26,672
850	Deere & Co.	70,116
1,000	Fluor Corp.	56,280
2,500	General Electric Co.	56,775
1,160	Honeywell International, Inc.	69,310
2,040	Iron Mountain, Inc.	69,584
960	L-3 Communications Holdings, Inc.	68,842
540	Pall Corp.	34,285
2,120	Quanta Services, Inc. *	52,364
4,000	R.R. Donnelley & Sons Co. (a)	42,400
580	Stericycle, Inc. *	52,502
500	Union Pacific Corp.	59,350
710	United Parcel Service, Inc., Class B	50,815

		781,383

Information Technology — 19.4%
6,500	Advanced Micro Devices, Inc. *	21,905
2,280	Analog Devices, Inc.	89,353
440	Apple, Inc.	293,594
5,990	Applied Materials, Inc.	66,878
1,950	Autodesk, Inc. *	65,071
4,960	Cisco Systems, Inc.	94,686
630	Cognizant Technology Solutions Corp., Class A *	44,050
3,390	Corning, Inc.	44,578
140	Google, Inc., Class A *	105,630
3,400	Hewlett-Packard Co.	58,004
3,700	Intel Corp.	83,916
585	International Business Machines Corp.	121,358
1,800	KLA-Tencor Corp.	85,869
3,910	Microsoft Corp.	116,440
4,570	NVIDIA Corp. *	60,964
1,100	Oracle Corp.	34,639
7,110	SAIC, Inc.	85,604

		1,472,539

Materials — 3.6%
1,590	Bemis Co., Inc.	50,037
2,620	Dow Chemical Co./The	75,875
2,420	Freeport-McMoRan Copper & Gold, Inc.	95,784
900	Mosaic Co./The	51,849

		273,545

Real Estate Investment Trusts — 0.7%
2,700	Kimco Realty Corp.	54,729

Telecommunication Services — 3.3%
2,120	AT&T, Inc.	79,924
850	CenturyLink, Inc.	34,340
5,200	MetroPCS Communications, Inc. *	60,892
1,640	Verizon Communications, Inc.	74,735

		249,891

Utilities — 3.6%
810	Consolidated Edison, Inc.	48,511
990	Entergy Corp.	68,607
2,120	Pepco Holdings, Inc. (a)	40,068
1,150	Public Service Enterprise Group, Inc.	37,007
700	Southern Co.	32,263
2,640	TECO Energy, Inc.	46,834

		273,290

Total Common Stocks (Cost $6,305,243)		7,189,367

Shares		Value
Cash Equivalents — 5.2%
394,543	Huntington Money Market Fund, Interfund Shares, 0.010% (b) (c)	394,543

Total Cash Equivalents (Cost $394,543)		394,543

Short-Term Securities Held as Collateral for Securities Lending — 1.8%
132,823	Fidelity Institutional Money Market Portfolio, Institutional Class, 0.200% (c)	132,823

Total Short-Term Securities Held as Collateral for Securities Lending (Cost $132,823)		132,823

Total Investments (Cost $6,832,609) — 101.8%		7,716,733

Liabilities in Excess of Other Assets — (1.8)%		(133,531)

Net Assets — 100.0%		$7,583,202

(a)	All or a portion of the security was on loan as of September 30, 2012. The total value of securities on loan as of September 30, 2012 was $128,796.
(b)	Investment in affiliate.
(c)	Rate disclosed is the seven day yield as of September 30, 2012.
*	Non-income producing security.

Huntington VA Mid Corp America Fund

Portfolio of Investments (Unaudited)

September 30, 2012

Shares		Value
Common Stocks — 93.6%

Consumer Discretionary — 8.6%
1,310	Advance Auto Parts, Inc.	$89,656
1,950	American Public Education, Inc. (a) *	71,039
4,620	Bob Evans Farms, Inc.	180,781
6,640	D.R. Horton, Inc.	137,050
7,260	Iconix Brand Group, Inc. *	132,422
3,250	ITT Educational Services, Inc. (a) *	104,748
4,730	Kohl’s Corp.	242,271
7,868	Nordstrom, Inc.	434,156
4,420	PetSmart, Inc.	304,892
1,250	Ralph Lauren Corp.	189,038
2,840	Ross Stores, Inc.	183,464
3,270	Vitamin Shoppe, Inc. *	190,706

		2,260,223

Consumer Staples — 4.0%
4,900	Church & Dwight Co., Inc.	264,551
4,670	Constellation Brands, Inc., Class A *	151,075
8,300	Dr. Pepper Snapple Group, Inc.	369,599
6,430	Harris Teeter Supermarkets, Inc.	249,741

		1,034,966

Energy — 6.2%
1,500	Baker Hughes, Inc.	67,845
9,628	Chesapeake Energy Corp.	181,680
5,880	Helmerich & Payne, Inc.	279,947
5,200	Murphy Oil Corp.	279,188
3,014	Noble Energy, Inc.	279,428
6,030	Oceaneering International, Inc.	333,157
1,931	Superior Energy Services, Inc. *	39,624
1,993	Unit Corp. *	82,710
6,638	Weatherford International Ltd. *	84,170

		1,627,749

Financials — 11.9%
14,940	Brown & Brown, Inc.	389,486
4,940	Community Bank System, Inc.	139,259
4,940	Cullen/Frost Bankers, Inc.	283,704
9,150	Discover Financial Services	363,529
780	Everest Re Group Ltd.	83,429
26,720	First Niagara Financial Group, Inc.	216,165
4,000	Invesco Ltd.	99,960
1,800	Jones Lang LaSalle, Inc.	137,430
5,700	Montpelier Re Holdings Ltd.	126,141
8,240	Principal Financial Group, Inc.	221,986
6,030	Prosperity Bancshares, Inc.	256,999
2,050	T. Rowe Price Group, Inc.	129,765
8,360	Torchmark Corp.	429,286
13,428	Unum Group	258,086

		3,135,225

Health Care — 12.2%
10,120	AmerisourceBergen Corp.	391,745
7,230	Cepheid, Inc. *	249,507
2,540	Computer Programs & Systems, Inc.	141,097
11,256	Life Technologies Corp. *	550,193
21,800	Mylan, Inc. *	531,920
2,900	Quest Diagnostics, Inc.	183,947
5,940	St. Jude Medical, Inc.	250,252
5,183	Thermo Fisher Scientific, Inc.	304,916
7,020	Watson Pharmaceutical, Inc. *	597,823

		3,201,400

Industrials — 14.0%
6,400	AECOM Technology Corp. *	135,424
1,875	Alliant Techsystems, Inc.	93,956
4,100	BorgWarner, Inc. *	283,351
5,500	CNH Global NV *	213,235
4,500	Corrections Corp. of America	150,525
2,900	Elbit Systems Ltd.	98,716
650	Flowserve Corp.	83,031
9,950	Jacobs Engineering Group, Inc. *	402,278
9,700	John Bean Technologies Corp.	158,401
10,618	Kennametal, Inc.	393,715
4,234	Parker Hannifin Corp.	353,878
3,120	Rockwell Automation, Inc.	216,996
11,670	Rollins, Inc.	272,961
3,800	Ryder System, Inc.	148,428
2,110	Stericycle, Inc. *	190,997
9,940	Timken Co.	369,370
1,800	UniFirst Corp.	120,222

		3,685,484

Information Technology — 19.0%
2,000	Amdocs Ltd.	65,980
11,320	Autodesk, Inc. *	377,748
3,430	BMC Software, Inc. *	142,311
5,560	Broadcom Corp., Class A	192,265
7,310	Citrix Systems, Inc. *	559,727
9,700	CTS Corp.	97,679
6,005	Fidelity National Information Services, Inc.	187,476
2,600	Fiserv, Inc. *	192,478
1,810	FleetCor Technologies, Inc. *	81,088
12,982	FLIR Systems, Inc.	259,315
6,000	Harris Corp.	307,320
5,030	j2 Global, Inc. (a)	165,085
4,650	Molex, Inc. (a)	122,202
5,548	NCR Corp. *	129,324
3,200	NetApp, Inc. *	105,216
9,000	NVIDIA Corp. *	120,060
20,320	ON Semiconductor Corp. *	125,374
7,890	Paychex, Inc.	262,658
4,660	Progress Software Corp. *	99,677
4,900	Seagate Technology PLC	151,900
9,700	Synopsys, Inc. *	320,294
3,700	Syntel, Inc.	230,917
9,068	Teradata Corp. *	683,818

		4,979,912

Materials — 6.4%
6,050	Albemarle Corp.	318,714
3,300	AptarGroup, Inc.	170,643
2,200	Ball Corp.	93,082
3,260	Cia de Minas Buenaventura SA	127,010
9,800	FMC Corp.	542,724
2,250	PPG Industries, Inc.	258,390
1,700	Silver Wheaton Corp.	67,507
3,600	Sonoco Products Co.	111,564

		1,689,634

Real Estate Investment Trusts — 6.8%
4,860	Entertainment Properties Trust	215,930
1,700	Federal Realty Investment Trust	179,010
4,070	Highwoods Properties, Inc.	132,763
2,200	Home Properties, Inc.	134,794
2,200	Liberty Property Trust	79,728
3,920	Mack-Cali Realty Corp.	104,272
18,700	Medical Properties Trust, Inc.	195,415
2,400	Mid-America Apartment Communities, Inc.	156,744
3,040	PS Business Parks, Inc.	203,133
4,100	Rayonier, Inc.	200,941
3,340	Sovran Self Storage, Inc.	193,219

		1,795,949

Telecommunication Services — 0.6%
5,110	MetroPCS Communications, Inc. *	59,838
1,600	TELUS Corp.	100,048

		159,886

Shares		Value
Utilities — 3.9%
5,970	Alliant Energy Corp.	259,038
11,440	CMS Energy Corp.	269,412
1,240	DTE Energy Co.	74,326
2,600	New Jersey Resources Corp.	118,872
6,100	Portland General Electric Co.	164,944
4,660	Xcel Energy, Inc.	129,129

		1,015,721

Total Common Stocks (Cost $18,546,681)		24,586,149

Cash Equivalents — 6.4%
1,669,544	Huntington Money Market Fund, Interfund Shares, 0.010% (b) (c)	1,669,544

Total Cash Equivalents (Cost $1,669,544)		1,669,544

Short-Term Securities Held as Collateral for Securities Lending — 1.4%
371,585	Fidelity Institutional Money Market Portfolio, Institutional Class, 0.200% (c)	371,585

Total Short-Term Securities Held as Collateral for Securities Lending (Cost $371,585)		371,585

Total Investments (Cost $20,587,810) — 101.4%		26,627,278

Liabilities in Excess of Other Assets — (1.4)%		(366,017)

Net Assets — 100.0%		$26,261,261

(a)	All or a portion of the security was on loan as of September 30, 2012. The total value of securities on loan as of September 30, 2012 was $366,191.
(b)	Investment in affiliate.
(c)	Rate disclosed is the seven day yield as of September 30, 2012.
*	Non-income producing security.

Huntington VA Real Strategies Fund

Portfolio of Investments (Unaudited)

September 30, 2012

Shares		Value
Common Stocks — 76.4%

Consumer Staples — 3.9%
1,260	Bunge Ltd.	$84,483
3,320	Smithfield Foods, Inc. *	65,238

		149,721

Energy — 29.5%
7,400	Adaro Energy Tbk PT	57,365
2,400	Cameco Corp.	46,680
2,300	Canadian Natural Resources Ltd.	70,817
3,500	Canadian Oil Sands Ltd. (a)	74,795
3,870	Chesapeake Energy Corp.	73,027
1,770	Enterprise Products Partners LP	94,872
1,389	Kinder Morgan, Inc.	49,337
2,000	Linn Energy LLC	82,480
1,100	National Oilwell Varco, Inc.	88,121
3,000	Natural Resource Partners LP	62,190
3,500	Petroleo Brasileiro SA ADR	80,290
1,600	Sasol Ltd. ADR	71,328
2,500	Spectra Energy Corp.	73,400
1,586	Statoil ASA ADR (a)	40,903
1,600	Tenaris SA ADR (a)	65,232
1,100	Transocean Ltd.	49,379
21,300	Uranium Energy Corp. (a) *	55,593

		1,135,809

Industrials — 14.7%
1,700	AGCO Corp. *	80,716
2,200	Chicago Bridge & Iron Co. NV	83,798
1,800	Deere & Co.	148,482
1,100	Lindsay Corp.	79,167
1,400	Robbins & Myers, Inc.	83,440
700	Valmont Industries, Inc.	92,050

		567,653

Materials — 21.8%
750	Agrium, Inc.	77,595
800	AngloGold Ashanti Ltd. ADR	28,040
1,800	Barrick Gold Corp.	75,168
600	BHP Billiton Ltd. ADR	41,166
2,440	Cia de Minas Buenaventura SA	95,062
1,500	Cliffs Natural Resources, Inc.	58,695
2,000	Molycorp, Inc. (a) *	23,000
1,310	Potash Corporation of Saskatchewan, Inc.	56,880
500	Praxair, Inc.	51,940
1,280	Rio Tinto PLC ADR (a)	59,853
4,100	Stillwater Mining Co. *	48,339
800	Syngenta AG ADR	59,880
300	Terra Nitrogen Co. LP	64,800
2,200	Vale SA ADR	39,380
1,200	Yara International ASA ADR	59,940

		839,738

Real Estate Investment Trusts — 6.5%
500	AvalonBay Communities, Inc.	67,995
4,800	Duke Realty Corp.	70,560
2,300	Rayonier, Inc.	112,723

		251,278

Total Common Stocks(Cost $2,828,208)		2,944,199

Exchange-Traded Funds — 7.7%
2,700	iShares Silver Trust *	90,396
3,200	Market Vectors Junior Gold Miners ETF	79,104
1,400	Market Vectors Oil Services ETF (a) *	56,280
2,400	PowerShares DB Agriculture Fund *	70,584

Total Exchange-Traded Funds (Cost $308,788)		296,364

Real Estate Investments (b) (c) (d) — 6.7%
	Discount Retail Portfolio II DST	50,320
	Grocery & Pharmacy DST	50,290
	New York Power DST	50,286
	Scotts Gahanna LLC	56,327
	Winston-Salem DST	50,244

Total Real Estate Investments (Cost $256,000)		257,467

Closed-End Fund — 3.5%
5,600	Central Fund of Canada Ltd., Class A (a)	133,336

Total Closed-End Fund (Cost $98,636)		133,336

Warrants — 0.2%
1,818	Kinder Morgan, Inc., Expires 5/25/2017	6,344

Total Warrants(Cost $2,869)		6,344

Options Purchased — 0.1%
5	Market Vectors Gold Miners ETF, Call @ $42, Expiring January 2013	6,075

Total Options Purchased (Cost $2,725)		6,075

Cash Equivalents — 5.4%
208,947	Huntington Money Market Fund, Interfund Shares,0.010% (e) (f) (g)	208,947

Total Cash Equivalents (Cost $208,947)		208,947

Short-Term Securities Held as Collateral for Securities Lending — 12.7%
486,569	Fidelity Institutional Money Market Portfolio, Institutional Class 0.200% (f)	486,569

Total Short-Term Securities Held as Collateral for Securities Lending (Cost $486,569)		486,569

Total Investments (Cost $4,192,742) — 112.7%		4,339,301

Liabilities in Excess of Other Assets — (12.7)%		(488,002)

Net Assets — 100.0%		$3,851,299

(a)	All or a portion of the security was on loan as of September 30, 2012.The total value of securities on loan as of September 30, 2012 was $472,353.
(b)	Illiquid security.
(c)	Security is currently being valued according to the fair value procedures approved by the Pricing Committee.
(d)	Investments do not offer shares. Fair value represents direct ownership of Real Estate Investments.
(e)	Investment in affiliate.
(f)	Rate disclosed is the seven day yield as of September 30, 2012.
(g)	All or a portion of the security is held as collateral for written put options.
*	Non-income producing security.

ADR — American Depositary Receipt

ETF — Exchange-Traded Fund

Huntington VA Rotating Markets Fund

Portfolio of Investments (Unaudited)

September 30, 2012

Shares		Value
Common Stocks — 98.0%

Consumer Discretionary — 15.6%
945	Amazon.com, Inc. *	$240,332
265	Apollo Group, Inc., Class A *	7,698
490	Bed Bath & Beyond, Inc. *	30,870
4,245	Comcast Corp., Class A	151,844
1,430	DIRECTV, Class A *	75,018
495	Dollar Tree, Inc. *	23,896
245	Expedia, Inc.	14,171
130	Fossil, Inc. *	11,011
405	Garmin Ltd. (a)	16,905
1,150	Liberty Interactive, Inc. *	21,275
57	Liberty Ventures Group, Series A *	2,830
690	Mattel, Inc.	24,481
120	Netflix, Inc. *	6,533
3,475	News Corp., Class A	85,242
255	O’Reilly Automotive, Inc. *	21,323
110	Priceline.com, Inc. *	68,060
475	Ross Stores, Inc.	30,685
205	Sears Holdings Corp. *	11,375
7,495	Sirius XM Radio, Inc. *	19,487
1,440	Staples, Inc.	16,589
1,490	Starbucks Corp.	75,618
610	Virgin Media, Inc.	17,958
205	Wynn Resorts Ltd.	23,665

		996,866

Consumer Staples — 2.4%
865	Costco Wholesale Corp.	86,608
375	Green Mountain Coffee Roasters, Inc. (a) *	8,906
345	Monster Beverage Corp. *	18,685
375	Whole Foods Market, Inc.	36,525

		150,724

Health Care — 11.7%
385	Alexion Pharmaceuticals, Inc. *	44,044
1,795	Amgen, Inc.	151,354
505	Biogen Idec, Inc. *	75,361
895	Celgene Corp. *	68,378
345	Cerner Corp. *	26,706
285	DENTSPLY International, Inc.	10,870
975	Express Scripts Holding Co. *	61,103
1,545	Gilead Sciences, Inc. *	102,480
175	Henry Schein, Inc. *	13,872
80	Intuitive Surgical, Inc. *	39,650
365	Life Technologies Corp. *	17,841
870	Mylan, Inc. *	21,228
185	Perrigo Co.	21,491
1,440	Teva Pharmaceutical Industries Ltd. ADR	59,630
435	Vertex Pharmaceuticals, Inc. *	24,338
520	Warner Chilcott PLC *	7,020

		745,366

Industrials — 1.6%
335	CH Robinson Worldwide, Inc.	19,614
435	Expeditors International of Washington, Inc.	15,817
600	Fastenal Co.	25,794
730	PACCAR, Inc.	29,218
165	Stericycle, Inc. *	14,936

		105,379

Information Technology — 65.4%
2,365	Activision Blizzard, Inc.	26,677
985	Adobe Systems, Inc. *	31,973
365	Akamai Technologies, Inc. *	13,965
650	Altera Corp.	22,090
1,880	Apple, Inc.	1,254,449
2,660	Applied Materials, Inc.	29,699
450	Autodesk, Inc. *	15,017
995	Automatic Data Processing, Inc.	58,367
490	Avago Technologies Ltd.	17,084
540	Baidu, Inc. ADR *	63,083
345	BMC Software, Inc. *	14,314
985	Broadcom Corp., Class A	34,061
1,005	CA, Inc.	25,894
435	Check Point Software Technologies Ltd. *	20,950
10,945	Cisco Systems, Inc.	208,940
385	Citrix Systems, Inc. *	29,479
620	Cognizant Technology Solutions Corp., Class A *	43,350
3,745	Dell, Inc.	36,926
2,610	eBay, Inc. *	126,350
170	F5 Networks, Inc. *	17,799
180	First Solar, Inc. *	3,986
285	Fiserv, Inc. *	21,099
1,450	Flextronics International Ltd. *	8,700
525	Google, Inc., Class A *	396,113
10,345	Intel Corp.	234,625
590	Intuit, Inc.	34,739
335	KLA-Tencor Corp.	15,981
235	Lam Research Corp. *	7,470
475	Linear Technology Corp.	15,129
1,240	Marvell Technology Group Ltd.	11,346
590	Maxim Integrated Products, Inc.	15,706
395	Microchip Technology, Inc.	12,932
1,980	Micron Technology, Inc. *	11,850
17,240	Microsoft Corp.	513,407
740	NetApp, Inc. *	24,331
620	Nuance Communications, Inc. *	15,432
1,250	NVIDIA Corp. *	16,675
10,315	Oracle Corp.	324,819
740	Paychex, Inc.	24,635
3,420	QUALCOMM, Inc.	213,716
1,035	Research In Motion Ltd. *	7,763
470	SanDisk Corp. *	20,412
935	Seagate Technology PLC	28,985
1,485	Symantec Corp. *	26,730
325	VeriSign, Inc. *	15,824
530	Xilinx, Inc.	17,707
2,530	Yahoo!, Inc. *	40,417

		4,170,996

Materials — 0.5%
105	Randgold Resources Ltd. ADR	12,915
235	Sigma-Aldrich Corp.	16,913

		29,828

Telecommunication Services — 0.8%
1,910	Vodafone Group PLC ADR	54,426

Total Common Stocks (Cost $6,020,977)		6,253,585

Rights — 0.0%

Consumer Discretionary — 0.0%
20	Liberty Ventures Group, Series A, Expires 10/9/12 *	271
205	Sears Hometown and Outlet Stores, Inc., Expires 10/8/12 *	558

Total Rights(Cost $587)		829

Cash Equivalents — 2.1%
130,373	Huntington Money Market Fund, Interfund Shares, 0.010% (b) (c)	130,373

Total Cash Equivalents(Cost $130,373)		130,373

Short-Term Securities Held as Collateral for Securities Lending — 0.2%

Shares		Value
13,615	Fidelity Institutional Money Market Portfolio, Institutional Class 0.200% (c)	13,615

Total Short-Term Securities Held as Collateral for Securities Lending (Cost $13,615)		13,615

Total Investments (Cost $6,165,552) — 100.3%		6,398,402

Liabilities in Excess of Other Assets — (0.3)%		(18,378)

Net Assets — 100.0%		$6,380,024

(a)	All or a portion of the security was on loan as of September 30, 2012.The total value of securities on loan as of September 30, 2012 was $13,096.
(b)	Investment in affiliate.
(c)	Rate disclosed is the seven day yield as of September 30, 2012.
*	Non-income producing security.

ADR — American Depositary Receipt

Huntington VA Situs Fund

Portfolio of Investments (Unaudited)

September 30, 2012

Shares		Value
Common Stocks — 94.5%

Bermuda — 1.8%

Financials — 1.8%
17,750	Arch Capital Group Ltd. *	$739,820

Brazil — 0.1%

Consumer Staples — 0.1%
1,000	Cia Brasileira de Distribuicao
	Grupo Pao de Acucar ADR (a)	45,110

Chile — 0.1%

Materials — 0.1%
800	Sociedad Quimica y Minera de Chile SA ADR	49,312

Finland — 0.8%

Industrials — 0.8%
2,000	Cargotec Oyj	47,163
4,200	Kone Oyj	290,651

		337,814

Germany — 0.3%

Consumer Discretionary — 0.2%
1,500	Douglas Holding AG	68,085

Health Care — 0.1%
1,900	Stada Arzneimittel AG	55,316

		123,401

Hong Kong — 0.2%

Consumer Discretionary — 0.2%
13,000	Television Broadcasts Ltd.	96,065

Ireland — 0.4%

Consumer Staples — 0.4%
3,500	Kerry Group PLC	179,239

Japan — 0.4%

Consumer Discretionary — 0.2%
2,000	Honda Motor Co. Ltd. ADR	61,800

Industrials — 0.1%
3,500	Sato Corp.	52,704

Information Technology — 0.1%
14,800	Furuno Electric Co. Ltd.	58,419

		172,923

Sweden — 0.1%

Consumer Discretionary — 0.1%
4,800	Haldex AB	24,263

Switzerland — 0.2%

Consumer Discretionary — 0.2%
2,000	Garmin Ltd. (a)	83,480

United Kingdom — 0.5%

Industrials — 0.5%
4,800	Concentric AB	35,956
26,424	HALMA PLC	180,824

		216,780

United States — 89.6%

Consumer Discretionary — 12.5%
55,000	Cabela’s, Inc., Class A *	3,007,400
3,000	Jakks Pacific, Inc.	43,710
1,500	Papa John’s International, Inc. *	80,115
2,000	Rent-A-Center, Inc.	70,160
25,000	Sonic Corp. *	256,750
17,000	Sturm Ruger & Co., Inc. (a)	841,330
15,000	Tempur-Pedic International, Inc.	448,350
15,000	Urban Outfitters, Inc. *	563,400

		5,311,215

Consumer Staples — 1.7%
700	Darling International, Inc. *	12,803
15,100	Fresh Del Monte Produce, Inc.	386,560
7,000	Sanderson Farms, Inc.	310,590

		709,953

Energy — 5.2%
7,000	Alliance Resource Partners LP	419,650
4,000	Atwood Oceanics, Inc. *	181,800
9,000	CARBO Ceramics, Inc. (a)	566,280
8,000	Denbury Resources, Inc. *	129,280
700	Dril-Quip, Inc. *	50,316
9,660	Halcon Resources Corp. *	70,808
1,744	Helix Energy Solutions Group,	31,863
9,000	Lufkin Industries, Inc. (a)	484,380
5,000	SM Energy Co.	270,550

		2,204,927

Financials — 10.0%
30,000	Cullen/Frost Bankers, Inc.	1,722,900
2,000	Evercore Partners, Inc.	54,000
1,200	EZCORP, Inc., Class A *	27,516
8,000	International Bancshares Corp.	152,400
15,000	Protective Life Corp.	393,150
45,000	Raymond James Financial, Inc.	1,649,250
5,000	SCBT Financial Corp.	201,400
1,500	WSFS Financial Corp.	61,920

		4,262,536

Health Care — 14.5%
4,500	AmSurg Corp. *	127,710
13,000	Arena Pharmaceuticals, Inc. (a)	108,160
650	Bio-Rad Laboratories, Inc., Class A *	69,368
20,000	Cerner Corp. *	1,548,200
15,000	Edwards LifeSciences Corp. (b)	1,610,550
3,000	Healthways, Inc. *	35,130
3,000	Kindred Healthcare, Inc. *	34,140
5,000	Merit Medical Systems, Inc. *	74,650
22,000	Myriad Genetics, Inc. *	593,780
7,000	Osiris Therapeutics, Inc. (a) *	77,350
1	PharMerica Corp. *	13
1,500	PSS World Medical, Inc. *	34,170
22,000	Watson Pharmaceutical, Inc. *	1,873,520

		6,186,741

Industrials — 13.5%
1,000	American Superconductor Corp. (a) *	4,150
5,000	BE Aerospace, Inc. *	210,500
20,000	EnPro Industries, Inc. *	720,200
15,000	Flowserve Corp.	1,916,100
20,000	Harsco Corp.	410,600
2,000	Mine Safety Appliances Co.	74,540

Shares		Value
15,000	Quanta Services, Inc. *	370,500
1,000	Ryder System, Inc.	39,060
22,000	Southwest Airlines Co.	192,940
45,000	Trinity Industries, Inc.	1,348,650
10,000	Watts Water Technologies, Inc., Class A	378,300
5,000	Werner Enterprises, Inc.	106,850

		5,772,390

Information Technology — 21.8%
500	3D Systems Corp. *	16,425
13,000	ACI Worldwide, Inc. *	549,380
17,000	Anixter International, Inc. *	976,820
4,000	Black Box Corp.	102,040
6,000	Cardtronics, Inc. *	178,680
25,000	Diodes, Inc. *	425,250
3,000	Exlservice Holdings, Inc. *	88,500
20,000	Geospace Technologies Corp. *	2,448,200
3,000	Hutchinson Technology, Inc. (a)	5,220
50,000	Jabil Circuit, Inc.	936,000
27,000	Red Hat, Inc. *	1,537,380
10,000	ScanSource, Inc. *	320,200
10,000	Sigma Designs, Inc. *	66,100
28,000	Trimble Navigation Ltd. *	1,334,480
10,000	TriQuint Semiconductor, Inc. *	50,500
5,500	Tyler Technologies, Inc. *	242,110

		9,277,285

Materials — 7.5%
5,000	Albemarle Corp.	263,400
12,000	Buckeye Technologies, Inc.	384,720
3,000	Commercial Metals Co.	39,600
2,500	Eagle Materials, Inc.	115,650
7,000	Eastman Chemical Co.	399,070
9,000	Owens-Illinois, Inc. *	168,840
8,000	Quaker Chemical Corp.	373,360
4,000	RTI International Metals, Inc. *	95,760
10,800	Scotts Miracle-Gro Co., Class A	469,476
2,500	Terra Nitrogen Co. LP (a)	540,000
5,000	Texas Industries, Inc. (a) *	203,250
2,500	United States Lime & Minerals, Inc.*	120,525

		3,173,651

Real Estate Investment Trusts — 1.3%
3,500	Camden Property Trust	225,715
1,064	CBL & Associates Properties,	22,706
8,500	Equity One, Inc.	179,010
5,000	Weingarten Realty Investors	140,550

		567,981

Telecommunication Services — 0.3%
15,000	General Communication, Inc., Class A *	147,000

Utilities — 1.3%
1,000	AGL Resources, Inc.	40,910
5,000	Hawaiian Electric Industries, Inc.	131,550
6,000	Portland General Electric Co.	162,240
7,500	UGI Corp.	238,125

		572,825

		38,186,504

Total Common Stocks (Cost $31,037,772)		40,254,711

Exchange-Traded Funds — 0.3%
3,500	iShares FTSE China 25 Index Fund	121,135

Total Exchange-Traded Funds (Cost $89,145)		121,135

Cash Equivalents — 5.9%
2,520,112	Huntington Money Market Fund, Interfund Shares, 0.010% (c) (d)	2,520,112

Total Cash Equivalents (Cost $2,520,112)		2,520,112

Short-Term Securities Held as Collateral for Securities Lending — 7.0%
2,987,840	Fidelity Institutional Money Market Portfolio, Institutional Class, 0.200% (c)	2,987,840

Total Short-Term Securities Held as Collateral for Securities Lending (Cost $2,987,840)		2,987,840

Total Investments (Cost $36,634,869) — 107.7%		45,883,798

Liabilities in Excess of Other Assets — (7.7)%		(3,281,497)

Net Assets — 100.0%		$42,602,301

(a)	All or a portion of the security was on loan as of September 30, 2012. The total value of securities on loan as of September 30, 2012 was $2,911,831.
(b)	All or a portion of the security is held as collateral for written call options.
(c)	Rate disclosed is the seven day yield as of September 30, 2012.
(d)	Investment in affiliate.
*	Non-income producing security.

ADR — American Depositary Receipt

Huntington VA Mortgage Securities Fund

Portfolio of Investments (Unaudited)

September 30, 2012

Principal Amount or Shares		Value
U.S. Government Mortgage Backed Agencies — 70.1%

Federal Home Loan Mortgage Corporation — 17.0%
$6,028	Pool # M81004, 5.000%, 1/1/13	$6,099
6,050	Pool # B18052, 4.500%, 3/1/15	6,223
14,519	Pool # J03237, 5.500%, 8/1/16	15,633
7,843	Pool # E96459, 5.000%, 5/1/18	8,488
56,295	Pool # J10396, 4.000%, 7/1/19	60,834
8,099	Pool # G18008, 4.500%, 9/1/19	8,707
4,276	Pool # G18015, 4.500%, 10/1/19	4,597
35,467	Pool # G12286, 5.000%, 7/1/21	38,400
29,882	Pool # G12297, 6.000%, 7/1/21	32,919
31,838	Pool # G12425, 5.500%, 10/1/21	34,618
50,350	Pool # E02402, 6.000%, 10/1/22	55,892
24,682	Pool # C90779, 5.000%, 1/1/24	27,193
9,070	Pool # C90837, 5.500%, 6/1/24	9,992
87,232	Pool # G13629, 4.500%, 8/1/24	93,615
82,073	Pool # J11053, 4.500%, 10/1/24	88,078
196,090	Pool # J11829, 4.000%, 3/1/25	212,250
104,116	Pool # E02696, 4.000%, 5/1/25	110,842
19,330	Pool # C91000, 6.000%, 11/1/26	21,268
189,339	Pool # D97248, 5.500%, 4/1/27	207,048
52,485	Pool # C91175, 5.000%, 5/1/28	56,858
111,511	Pool # C91251, 4.500%, 6/1/29	120,442
161,009	Pool # C91284, 4.500%, 1/1/30	173,904
190,911	Pool # C91296, 5.000%, 4/1/30	207,351
244,729	Pool # C91441, 3.000%, 4/1/32	259,912
299,054	Pool # C91484, 3.000%, 8/1/32	317,608
22,689	Pool # 1G0865, 2.825%, 7/1/35 (a)	24,395
54,602	Pool # A55565, 6.000%, 12/1/36	60,118
58,908	Pool # G03498, 5.500%, 11/1/37	64,261
225,712	Pool # A93316, 4.500%, 8/1/40	243,507
202,534	Pool # A93936, 4.500%, 9/1/40	218,501
376,185	Pool # A94008, 4.000%, 9/1/40	404,923
258,911	Pool # G06784, 3.500%, 10/1/41	277,905

		3,472,381

Federal National Mortgage Association — 40.0%
87,408	Pool # 786729, 5.500%, 8/1/19	95,610
373,571	Pool # MA0670, 3.500%, 3/1/21	397,886
354,607	Pool # MA0740, 3.500%, 5/1/21	378,408
48,811	Pool # 254501, 5.500%, 9/1/22	53,542
188,571	Pool # 962070, 4.000%, 3/1/23	201,931
78,174	Pool # 889255, 5.000%, 3/1/23	85,033
7,606	Pool # 254908, 5.000%, 9/1/23	8,318
4,907	Pool # 255360, 5.000%, 8/1/24	5,439
138,171	Pool # 935763, 4.000%, 11/1/24	150,809
262,220	Pool # 932438, 4.000%, 1/1/25	280,716
21,565	Pool # 255711, 5.500%, 4/1/25	23,844
21,026	Pool # 255745, 5.500%, 5/1/25	23,248
15,584	Pool # 357771, 5.000%, 5/1/25	17,236
19,655	Pool # 255767, 5.500%, 6/1/25	21,733
54,290	Pool # 255834, 4.500%, 6/1/25	59,662
14,576	Pool # 255808, 5.000%, 7/1/25	16,122
49,708	Pool # 255984, 4.500%, 11/1/25	54,534
19,837	Pool # 256116, 6.000%, 2/1/26	21,962
331,762	Pool # AL0238, 3.500%, 3/1/26	353,459
60,736	Pool # 257163, 5.000%, 4/1/28	66,796
43,673	Pool # 257238, 5.000%, 6/1/28	48,031
143,116	Pool # 257237, 4.500%, 6/1/28	156,385
151,964	Pool # MA0022, 4.500%, 4/1/29	165,008
115,623	Pool # MA0115, 4.500%, 7/1/29	125,548
180,498	Pool # AC1219, 4.500%, 8/1/29	195,991
103,567	Pool # MA0171, 4.500%, 9/1/29	112,393
238,387	Pool # MA0443, 5.000%, 5/1/30	260,534
161,502	Pool # MA0563, 4.000%, 11/1/30	175,335
235,437	Pool # MA0776, 4.500%, 6/1/31	257,707
189,225	Pool # MA0804, 4.000%, 7/1/31	205,431
275,788	Pool # MA0976, 3.500%, 2/1/32	297,088
222,426	Pool # MA1084, 3.500%, 6/1/32	239,604
9,682	Pool # 721540, 5.000%, 7/1/33	10,642
62,982	Pool # 746683, 5.500%, 10/1/33	72,127
13,444	Pool # 786457, 5.353%, 7/1/34 (a)	14,556
13,108	Pool # 845573, 5.362%, 2/1/36 (a)	14,011
65,218	Pool # 745511, 5.000%, 4/1/36	71,226
42,341	Pool # 831487, 5.500%, 4/1/36	46,491
66,016	Pool # 868935, 5.500%, 5/1/36	72,487
33,794	Pool # 903812, 5.500%, 12/1/36	37,107
18,039	Pool # 907484, 6.000%, 1/1/37	19,968
359,279	Pool # AD7724, 5.000%, 7/1/40	393,087
188,245	Pool # AD7906, 5.000%, 7/1/40	211,175
380,725	Pool # AE4310, 4.000%, 9/1/40	410,835
197,427	Pool # AE0395, 4.500%, 10/1/40	213,733
198,344	Pool # AE4628, 4.500%, 10/1/40	215,431
215,547	Pool # AE7535, 4.000%, 10/1/40	232,593
200,475	Pool # AE8395, 4.000%, 11/1/40	216,329
411,860	Pool # AH6655, 4.000%, 2/1/41	444,432
402,532	Pool # AJ5469, 3.500%, 11/1/41	432,237
450,863	Pool # AB4106, 3.500%, 12/1/41	484,135

		8,167,945

Government National Mortgage Association — 13.1%
8,352	Pool # 3590, 5.500%, 8/20/19	9,102
21,079	Pool # 3708, 5.500%, 5/20/20	22,995
34,454	Pool # 3741, 4.500%, 8/20/20	37,816
21,431	Pool # 683937, 6.000%, 2/15/23	23,684
119,899	Pool # 666057, 5.000%, 3/15/23	131,544
346,727	Pool # 741854, 4.000%, 5/15/25	376,655
151,889	Pool # 4886, 4.500%, 12/20/25	165,928
477,339	Pool # 5326, 3.000%, 3/20/27	513,523
343,336	Pool # 3457, 4.500%, 10/20/33	382,253
6,833	Pool # 3571, 6.500%, 6/20/34	7,951
83,206	Pool # 605653, 5.500%, 8/15/34	93,982
5,651	Pool # 3637, 5.500%, 11/20/34	6,343
140,061	Pool # 3689, 4.500%, 3/20/35	155,937
20,365	Pool # 3710, 5.000%, 5/20/35	22,682
22,261	Pool # 650348, 5.500%, 11/15/35	24,856
120,529	Pool # 676974, 5.500%, 5/15/38	134,127
194,703	Pool # 733602, 5.000%, 4/15/40	218,624
308,439	Pool # 4978, 4.500%, 3/20/41	341,541

		2,669,543

Total U.S. Government Mortgage Backed Agencies (Cost $13,662,604)		14,309,869

Common Stocks — 11.5%
Real Estate Investment Trusts — 11.5%
1,553	Acadia Realty Trust	38,545
1,300	Alexandria Real Estate Equities, Inc.	95,576
2,500	American Campus Communities, Inc.	109,700
500	Associated Estates Realty Corp.	7,580
500	BioMed Realty Trust, Inc.	9,360
1,000	Boston Properties, Inc.	110,610
300	Brookfield Office Properties, Inc.	4,968
500	Colonial Properties Trust	10,525
1,200	Coresite Realty Corp.	32,328
700	CubeSmart	9,009
100	DDR Corp.	1,536
300	DiamondRock Hospitality Co.	2,889
1,500	Digital Realty Trust, Inc.(b)	104,775
2,400	Douglas Emmett, Inc.	55,368
4,300	Duke Realty Corp.	63,210
900	DuPont Fabros Technology, Inc.	22,725
2,100	EastGroup Properties, Inc.	111,720
1,800	Equity Lifestyle Properties, Inc.	122,616

Principal Amount or Shares		Value
1,000	Equity Residential	57,530
800	Essex Property Trust, Inc.	118,592
700	Excel Trust, Inc.	7,994
600	Extra Space Storage, Inc.	19,950
300	Federal Realty Investment Trust	31,590
1,400	HCP, Inc.	62,272
1,000	Health Care REIT, Inc.	57,750
1,600	Home Properties, Inc.	98,032
3,614	Host Hotels & Resorts, Inc.	58,005
1,100	Kimco Realty Corp.	22,297
1,500	Kite Realty Group Trust	7,650
2,500	LaSalle Hotel Properties	66,725
1,600	Macerich Co./The	91,568
200	Mack-Cali Realty Corp.	5,320
1,100	National Retail Properties, Inc.	33,550
1,400	Pennsylvania Real Estate Investment Trust	22,204
300	Post Properties, Inc.	14,388
946	ProLogis, Inc.	33,138
500	Public Storage, Inc.	69,585
400	Regency Centers Corp.	19,492
300	Retail Properties of America, Inc.	3,396
200	Sabra Health Care REIT, Inc.	4,002
1,100	Simon Property Group, Inc.	166,991
400	SL Green Realty Corp.	32,028
200	Sovran Self Storage, Inc.	11,570
1,900	Tanger Factory Outlet Centers, Inc.	61,427
300	Taubman Centers, Inc.	23,019
816	UDR, Inc.	20,253
1,986	Ventas, Inc.	123,629
316	Vornado Realty Trust	25,612
2,300	Weingarten Realty Investors	64,653
200	Westfield Group	2,108
200	Westfield Retail Trust	600

Total Common Stocks (Cost $1,776,702)		2,349,960

U.S. Government Agencies — 13.1%

Federal Farm Credit Bank — 7.7%
500,000	1.500%, 11/16/15	517,431
500,000	2.580%, 6/8/18	542,814
500,000	1.950%, 7/19/22	499,522

		1,559,767

Federal Home Loan Bank — 4.2%
500,000	3.125%, 12/8/17	557,478
250,000	4.125%, 12/13/19	298,154

		855,632

Federal National Mortgage Association — 1.2%
250,000	1.125%, 9/17/13	252,062

Total U.S. Government Agencies (Cost $2,504,098)		2,667,461

Collateralized Mortgage Obligations — 2.4%
Federal Home Loan Bank — 0.5%
60,982	Series 00-0606, 5.270%, 12/28/12	61,556
14,830	Series Z2-2013, 4.800%, 2/25/13	15,020
21,106	Series SK-2015, 5.140%, 8/18/15	22,604

		99,180

Federal Home Loan Mortgage Corporation — 1.3%
20,255	Series 2770, 4.000%, 1/15/18	20,560
200,000	Series 2784, 4.000%, 4/15/19	212,752
19,415	Series R010, 5.500%, 12/15/19	19,591
14,382	Series 2672, 5.500%, 8/15/31	14,555

		267,458

Federal National Mortgage Association — 0.1%
23,883	Series 1999-13, 6.000%, 4/25/29	27,048
Government National Mortgage Association — 0.5%
88,088	Series 2005-55, 5.000%, 5/20/32	89,615
Residential Whole Loans — 0.00%
1,721	Citicorp Mortgage Securities, Inc., 5.500%, 10/25/35	1,723

Total Collateralized Mortgage Obligations (Cost $464,682)		485,024

Cash Equivalents — 2.8%
557,405	Huntington Money Market Fund, Interfund Shares, 0.010% (c) (d)	557,405

Total Cash Equivalents (Cost $557,405)		557,405

Short-Term Securities Held as Collateral for Securities Lending — 0.5%
105,035	Fidelity Institutional Money Market Portfolio, Institutional Class, 0.200% (d)	105,035
Total Short-Term Securities Held as Collateral for Securities Lending (Cost $105,035)		105,035

Total Investments (Cost $19,070,526) — 100.4%		20,474,754

Liabilities in Excess of Other Assets — (0.4)%		(72,259)

Net Assets — 100.0%		$20,402,495

(a)	Variable or Floating Rate Security. Rate disclosed is as of September 30, 2012.
(b)	All or a portion of the security was on loan as of September 30, 2012. The total value of securities on loan as of September 30, 2012 was $104,775.
(c)	Investment in affiliate.
(d)	Rate disclosed is the seven day yield as of September 30, 2012.

NOTES TO PORTFOLIOS OF INVESTMENTS (UNAUDITED)

As of September 30, 2012, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) is as follows:

Fund	Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation) *
VA Balanced Fund	40,027,268	4,895,724	—	4,895,724
VA Dividend Capture Fund	33,333,740	2,731,804	(668,572)	2,063,232
VA Growth Fund	15,410,235	3,260,235	(257,899)	3,002,336
VA Income Equity Fund	22,604,136	2,291,584	(533,310)	1,758,274
VA International Equity Fund	30,021,269	3,704,462	(1,410,506)	2,293,956
VA Macro 100 Fund	6,870,745	1,046,966	(200,978)	845,988
VA Mid Corp America Fund	20,590,547	6,383,334	(346,603)	6,036,731
VA Real Strategies Fund	4,190,614	397,942	(249,420)	148,522
VA Rotating Markets Fund	6,165,552	525,546	(292,696)	232,850
VA Situs Fund	36,520,624	11,684,631	(2,593,707)	9,090,924
VA Mortgage Securities Fund	19,071,526	1,413,005	(9,777)	1,403,228

*	The difference between the book-basis unrealized appreciation/(depreciation) is attributable primarily to: tax deferral of losses on wash sales, the tax treatment of Trust Preferred securities, hybrid securities and Grantor Trusts, differences related to partnership investments, the realization for tax purposes of unrealized gains/losses on investments in passive foreign investment companies and the return of capital adjustments from real estate investment trusts.

The Huntington Funds (the “Trust”) was originally two separate Massachusetts business trusts: The Huntington Funds, established on February 10, 1987, and Huntington VA Funds, established on June 30, 1999 (together, the “Original Trusts”). On June 23, 2006, the Original Trusts were reorganized into a single Delaware statutory trust retaining the name of The Huntington Funds. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. At September 30, 2012, the Trust operated 36 separate series, or mutual funds, each with its own investment objective and strategy.

The above report contains the Portfolios of Investments of the Trust’s variable annuity portfolios listed below (each individually referred to as a “VA Fund,” or collectively as the “VA Funds”):

Huntington VA Balanced Fund (“VA Balanced Fund”)
Huntington VA Dividend Capture Fund (“VA Dividend Capture Fund”)
Huntington VA Growth Fund (“VA Growth Fund”)
Huntington VA Income Equity Fund (“VA Income Equity Fund”)
Huntington VA International Equity Fund (“VA International Equity Fund”)
Huntington VA Macro 100 Fund (“VA Macro 100 Fund”)
Huntington VA Mid Corp America Fund (“VA Mid Corp America Fund”)
Huntington VA Real Strategies Fund (“VA Real Strategies Fund”)
Huntington VA Rotating Markets Fund (“VA Rotating Markets Fund”)
Huntington VA Situs Fund (“VA Situs Fund”)
Huntington VA Mortgage Securities Fund (“VA Mortgage Securities Fund”)

The VA Funds’ prospectus provides a description of each VA Fund’s investment objectives, policies and strategies along with information on the classes of shares currently being offered. The price at which the VA Funds will offer or redeem shares is the net asset value (“NAV”) per share next determined after the order is considered received.

(1) Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by each VA Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

A. Investment Valuations

The Trust calculates the NAV for each of the VA Funds by valuing securities held based on fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the VA Funds’ investments are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets
•	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the VA Funds’ own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Trust recognizes transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

In computing the NAV of the VA Funds, fair value is based on market valuations with respect to portfolio securities for which market quotations are readily available. Pursuant to Trustee-approved policies, the Trust relies on certain security pricing services to provide current market value of securities. Those security pricing services value equity securities (including foreign equity securities, exchange-traded funds and closed-end funds) traded on a securities exchange at the last reported sales price on the principal exchange. Equity securities quoted by NASDAQ are valued at the NASDAQ official closing price. If there is no reported sale on the principal exchange, and in the case of over-the-counter securities, equity securities are valued at a bid price estimated by the security pricing service. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Option contracts are generally valued using the closing price based on quote data from the six major U.S. options exchanges on which such options are traded, which are then typically categorized as Level 1 in the fair value hierarchy.

Debt securities traded on a national securities exchange or in the over-the-counter market are valued at the last reported sales price on the principal exchange, except the U.S. government obligations held by the VA Mortgage Securities Fund are valued at the mean between the over-the-counter bid and asked prices furnished by the security pricing service. If there is no reported sale on the principal exchange, and for all other debt securities, debt securities are valued at a bid price estimated by the security pricing service. In valuing debt securities, a security pricing service may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect as of the close of the New York Stock Exchange (NYSE) (generally 4:00 p.m. Eastern Time), on the day the value of the foreign security is determined. Short-term investments with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Under certain circumstances, a good faith determination of the fair value of a security may be used instead of its current market value, even if the security’s market price is readily available. In such circumstances, the Trust’s Sub- Administrator may request that the Trust’s Pricing Committee make its own fair value determination.

Securities for which market quotations are not readily available are valued at fair value under Trust procedures approved by the Trustees. In these cases, a Pricing Committee established and appointed by the Trustees determines in good faith, subject to Trust procedures, the fair value of portfolio securities held by a VA Fund (“good faith fair valuation”). When a good faith fair valuation of a security is required, consideration is generally given to a number of factors including, but not limited to the following: dealer quotes, published analyses by dealers or analysts regarding the security, transactions which provide implicit valuation of the security (such as a merger or tender offer transaction), the value of other securities or contracts which derive their value from the security at issue, and the implications of any other circumstances which have caused trading in the security to halt. With respect to certain narrow categories of securities, the procedures utilized by the Pricing Committee detail specific valuation methodologies to be applied in lieu of considering the aforementioned list of factors. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy.

Fair valuation procedures are also used when a significant event affecting the value of a portfolio security is determined to have occurred between the time when the price of the portfolio security is determined and the close of trading on the NYSE, which is when each VA Fund’s NAV is computed. An event is considered significant if there is both an affirmative expectation that the security’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Significant events include significant securities market movements occurring between the time the price of the portfolio security is determined and the close of trading on the NYSE. For domestic fixed income securities, such events may occur where the cut-off time for the market information used by the independent pricing service is earlier than the end of regular trading on the NYSE. For securities normally priced at their last sale price in a foreign market, such events can occur between the close of trading in the foreign market and the close of trading on the NYSE.

In some cases, events affecting the issuer of a portfolio security may be considered significant events. Examples of potentially significant events include announcements concerning earnings, acquisitions, new products, management changes, litigation developments, a strike or natural disaster affecting the company’s operations or regulatory changes or market developments affecting the issuer’s industry occurring between the time when the price of the portfolio security is determined and the close of trading on the NYSE. For securities of foreign issuers, such events could also include political or other developments affecting the economy or markets in which the issuer conducts its operations or its securities are traded.

There can be no assurance that a VA Fund could purchase or sell a portfolio security at the price used to calculate the VA Fund’s NAV. In the case of good faith fair valued portfolio securities, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a portfolio security’s present value. Good faith fair valuations generally remain unchanged until new information becomes available. Consequently, changes in good faith fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations.

The VA Funds’ Trustees have authorized the use of an independent fair valuation service to monitor changes in a designated U.S. market index after foreign markets close, and to implement a fair valuation methodology to adjust the closing prices of foreign securities if the movement in the index is significant. In the event of an increase or decrease greater than predetermined levels, the VA Funds may use a systematic valuation model provided by an independent third party to fair value its international equity securities, which are then typically categorized as Level 2 in the fair value hierarchy.

In accordance with the valuation procedures adopted by the Trustees, real estate investments are fair valued using methods such as, discounted cash flow models, various real estate debt spreads, and other market indicators, which the Trustees deem indicative of the estimated fair value of the real estate investments.

The following is a summary of the inputs used to value the VA Funds’ investments as of September 30, 2012 based on the three levels defined above:

	LEVEL 1	LEVEL 2	LEVEL 3	Total
VA Balanced Fund
Investment Securities:
Mutual Funds	$44,015,510	$—	$—	$44,015,510
Cash Equivalents	907,482	—	—	907,482

Total Investment Securities	44,922,992	—	—	44,922,992

VA Dividend Capture Fund
Investment Securities:
Common Stocks
Consumer Discretionary	2,157,400	—	—	2,157,400
Consumer Staples	1,692,440	—	—	1,692,440
Energy	4,752,445	—	—	4,752,445
Financials	5,996,912	—	—	5,996,912
Health Care	1,639,540	—	—	1,639,540
Industrials	2,168,560	—	—	2,168,560
Information Technology	1,964,764	—	—	1,964,764
Materials	726,585	—	—	726,585
Real Estate Investment Trusts	3,058,895	—	—	3,058,895
Telecommunication Services	1,026,592	—	—	1,026,592
Utilities	1,154,021	—	—	1,154,021
Preferred Stocks
Financials	3,424,054	385,500	—	3,809,554
Real Estate Investment Trusts	919,175	—	—	919,175
Telecommunication Services	265,225	—	—	265,225
Utilities	912,750	—	—	912,750
Exchange-Traded Funds	748,180	—	—	748,180
Cash Equivalents	481,198	—	—	481,198
Short-Term Securities Held as Collateral for Securities Lending	1,922,736	—	—	1,922,736

Total Investment Securities	35,011,472	385,500	—	35,396,972

VA Growth Fund
Investment Securities:
Common Stocks
Consumer Discretionary	1,057,180	—	—	1,057,180
Consumer Staples	2,974,720	—	—	2,974,720
Energy	2,133,164	—	—	2,133,164
Financials	547,752	—	—	547,752
Health Care	2,657,135	—	—	2,657,135
Industrials	788,230	—	—	788,230
Information Technology	5,568,800	—	—	5,568,800
Materials	460,171	—	—	460,171
Real Estate Investment Trusts	442,355	—	—	442,355
Telecommunication Services	292,704	—	—	292,704
Utilities	243,263	—	—	243,263
Cash Equivalents	811,332	—	—	811,332
Short-Term Securities Held as Collateral for Securities Lending	435,765	—	—	435,765

Total Investment Securities	18,412,571	—	—	18,412,571

VA Income Equity Fund
Investment Securities:
Common Stocks
Consumer Discretionary	2,383,954	—	—	2,383,954
Consumer Staples	1,616,764	—	—	1,616,764
Energy	2,656,162	—	—	2,656,162
Financials	4,094,480	—	—	4,094,480
Health Care	1,558,428	—	—	1,558,428
Industrials	1,765,910	—	—	1,765,910
Information Technology	2,496,383	—	—	2,496,383
Materials	666,590	—	—	666,590
Real Estate Investment Trusts	1,709,584	—	—	1,709,584
Telecommunication Services	958,657	—	—	958,657
Utilities	1,079,294	—	—	1,079,294
Cash Equivalents	258,246	—	—	258,246
Short-Term Securities Held as Collateral for Securities Lending	3,117,958	—	—	3,117,958

Total Investment Securities	24,362,410	—	—	24,362,410

VA International Equity Fund
Investment Securities:
Common Stocks
Consumer Discretionary	3,134,505	—	—	3,134,505
Consumer Staples	2,680,917	—	—	2,680,917
Energy	3,653,388	—	—	3,653,388
Financials	3,808,108	—	—	3,808,108
Health Care	2,831,881	—	—	2,831,881
Industrials	4,249,623	—	—	4,249,623
Information Technology	2,121,174	—	—	2,121,174
Materials	1,636,499	—	—	1,636,499
Telecommunication Services	2,063,715	—	—	2,063,715
Utilities	1,000,316	—	—	1,000,316
Exchange-Traded Funds	1,307,836	—	—	1,307,836
Cash Equivalents	2,158,473	—	—	2,158,473
Short-Term Securities Held as Collateral for Securities Lending	1,668,790	—	—	1,668,790

Total Investment Securities	32,315,225	—	—	32,315,225

VA Macro 100 Fund
Investment Securities:
Common Stocks
Consumer Discretionary	670,345	—	—	670,345
Consumer Staples	757,378	—	—	757,378
Energy	942,746	—	—	942,746
Financials	870,662	—	—	870,662
Health Care	842,859	—	—	842,859
Industrials	781,383	—	—	781,383
Information Technology	1,472,539	—	—	1,472,539
Materials	273,545	—	—	273,545
Real Estate Investment Trusts	54,729	—	—	54,729
Telecommunication Services	249,891	—	—	249,891
Utilities	273,290	—	—	273,290
Cash Equivalents	394,543	—	—	394,543
Short-Term Securities Held as Collateral for Securities Lending	132,823	—	—	132,823

Total Investment Securities	7,716,733	—	—	7,716,733

VA Mid Corp America Fund
Investment Securities:
Common Stocks
Consumer Discretionary	2,260,223	—	—	2,260,223
Consumer Staples	1,034,966	—	—	1,034,966
Energy	1,627,749	—	—	1,627,749
Financials	3,135,225	—	—	3,135,225
Health Care	3,201,400	—	—	3,201,400
Industrials	3,685,484	—	—	3,685,484
Information Technology	4,979,912	—	—	4,979,912
Materials	1,689,634	—	—	1,689,634
Real Estate Investment Trusts	1,795,949	—	—	1,795,949
Telecommunication Services	159,886	—	—	159,886
Utilities	1,015,721	—	—	1,015,721
Cash Equivalents	1,669,544	—	—	1,669,544
Short-Term Securities Held as Collateral for Securities Lending	371,585	—	—	371,585

Total Investment Securities	26,627,278	—	—	26,627,278

VA Real Strategies Fund
Investment Securities:
Common Stocks
Consumer Staples	149,721	—	—	149,721
Energy	1,135,809	—	—	1,135,809
Industrials	567,653	—	—	567,653
Materials	839,738	—	—	839,738
Real Estate Investment Trusts	251,278	—	—	251,278
Exchange-Traded Funds	296,364	—	—	296,364
Real Estate Investments	—	—	257,467	257,467
Closed-End Fund	133,336	—	—	133,336
Warrants	6,344			6,344
Options Purchased	6,075	—	—	6,075
Cash Equivalents	208,947	—	—	208,947
Short-Term Securities Held as Collateral for Securities Lending	486,569	—	—	486,569

Total Investment Securities	4,081,834	—	257,467	4,339,301
Other Financial Instruments:*
Written Options	(165)	—	—	(165)

Total Investments	4,081,669	—	257,467	4,339,136

VA Rotating Markets Fund
Investment Securities:
Common Stocks
Consumer Discretionary	996,866	—	—	996,866
Consumer Staples	150,724	—	—	150,724
Health Care	745,366	—	—	745,366
Industrials	105,379	—	—	105,379
Information Technology	4,170,996	—	—	4,170,996
Materials	29,828	—	—	29,828
Telecommunication Services	54,426	—	—	54,426
Rights
Consumer Discretionary	829	—	—	829
Cash Equivalents	130,373	—	—	130,373
Short-Term Securities Held as Collateral for Securities Lending	13,615	—	—	13,615

Total Investment Securities	6,398,402	—	—	6,398,402

VA Situs Fund
Investment Securities:
Common Stocks
Consumer Discretionary	5,644,908	—	—	5,644,908
Consumer Staples	934,302	—	—	934,302
Energy	2,204,927	—	—	2,204,927
Financials	5,002,356	—	—	5,002,356
Health Care	6,242,057	—	—	6,242,057
Industrials	6,379,688	—	—	6,379,688
Information Technology	9,335,704	—	—	9,335,704
Materials	3,222,963	—	—	3,222,963
Real Estate Investment Trusts	567,981	—	—	567,981
Telecommunication Services	147,000	—	—	147,000
Utilities	572,825	—	—	572,825
Exchange-Traded Funds	121,135	—	—	121,135
Cash Equivalents	2,520,112	—	—	2,520,112
Short-Term Securities Held as Collateral for Securities Lending	2,987,840	—	—	2,987,840

Total Investment Securities	45,883,798	—	—	45,883,798

Other Financial Instruments:*
Written Options	(272,250)	—	—	(272,250)

Total Investments	45,611,548	—	—	45,611,548

VA Mortgage Securities Fund
Investment Securities:
U.S. Government Mortgage Backed Agencies
Federal Home Loan Mortgage Corporation	—	3,472,381	—	3,472,381
Federal National Mortgage Association	—	8,167,945	—	8,167,945
Government National Mortgage Association	—	2,669,543	—	2,669,543
Common Stocks
Real Estate Investment Trusts	2,349,960	—	—	2,349,960
U.S. Government Agencies
Federal Farm Credit Bank	—	1,559,767	—	1,559,767
Federal Home Loan Bank	—	855,632		855,632
Federal National Mortgage Association	—	252,062	—	252,062
Collateralized Mortgage Obligations
Federal Home Loan Bank	—	99,180	—	99,180
Federal Home Loan Mortgage Corporation	—	267,458		267,458
Federal National Mortgage Association	—	27,048	—	27,048
Government National Mortgage Association	—	89,615	—	89,615
Residential Whole Loans	—	1,723	—	1,723
Cash Equivalents	557,405	—	—	557,405
Short-Term Securities Held as Collateral for Securities Lending	105,035	—	—	105,035

Total Investment Securities	3,012,400	17,462,354	—	20,474,754

*	Other Financial Instruments are derivative instruments not reflected on the Portfolio of Investments, such as written options contracts.

Quantitative Information about Level 3 Fair Value Measurements

Type of Assets	Fair Value At September 30, 2012	Valuation Techniques	Unobservable Input(s)	Range (weighted average)
VA Real Strategies Fund
Real Estate Investments	$257,467	Discounted cash flow	Constant prepayment rate	3.1%-4.2%(3.8%)
			Probability of default	5%-15%(8%)
			Loss severity	10%-70%(40%)

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Fund	Balance as of December 31, 2011	Change in unrealized appreciation (depreciation)	Purchases	Transfers in Level 3 (a)	Transfers out of Level 3 (a)	Balance as of September 30, 2012
VA Real Strategies Fund
Real Estate Investments	$209,051	$(1,584)	$50,000	$—	$—	$257,467

(a)	The amount of transfers in and/or out are reflected at the securities’ fair value on the date of the transfer.

The Trust recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between all Levels as of September 30, 2012

B. Repurchase Agreements

The VA Funds may enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by Huntington Assets Advisors, Inc., a subsidiary of The Huntington National Bank, to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. It is the policy of the VA Funds to require the custodian bank to take possession of, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank’s vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the VA Funds to monitor, on a daily basis, the market value of each repurchase agreement’s collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the VA Funds may be delayed or limited.

C. When-Issued and Delayed Transactions

The VA Funds may engage in when-issued or delayed delivery transactions. The VA Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

D. Foreign Currency Translation

The accounting records of the VA Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange each business day to determine the value of investments, and other assets and liabilities. Purchases and sales of foreign securities, and income and expenses, are translated at the prevailing rate of exchange on the respective date of these transactions. The VA Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuation arising from changes in market prices of securities held.

E. Derivative Instruments

Certain of the VA Funds may be subject to equity price risk and foreign currency exchange risk in the normal course of pursuing their investment objectives. Certain of the VA Funds may invest in various financial instruments including positions in foreign currency contracts and written option contracts to gain exposure to or hedge against changes in the value of equities or foreign currencies. The following is a description of the derivative instruments utilized by the VA Funds, including the primary underlying risk exposure related to each instrument type.

Foreign Exchange Contracts – Certain of the VA Funds may enter into forward foreign exchange contracts. A forward foreign exchange contract involves an obligation to purchase or sell a specific currency at a future date at a price set at the time of the contract. Such contracts are used to sell unwanted currency exposure that comes with holding securities in a market, or to buy currency exposure where the exposure from holding securities is insufficient to provide the desired currency exposure. The contracts are marked-to-market daily and the change in market value is recorded as unrealized appreciation or depreciation. When a forward foreign currency contract is closed, a VA Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The VA Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in exchange rates. At September 30, 2012, none of the VA Funds had any forward foreign exchange contracts outstanding.

Written Options Contracts – Certain of the VA Funds may write options contracts for which premiums received are recorded as liabilities and are subsequently adjusted to the current value of the options written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are either exercised or closed are offset against the proceeds received or amount paid on the transaction to determine realized gains or losses. Investing in written options contracts exposes a VA Fund to equity price risk.

The following is a summary of VA Income Equity Fund’s written option activity for the period ended September 30, 2012:

Contracts	Number of Contracts	Premium
Outstanding at 12/31/2011	—	$—
Options written	722	44,970
Options expired	(532)	(37,448)
Options closed	(130)	(6,502)
Options exercised	(60)	(1,020)
Outstanding at 9/30/2012	—	$—

The following is a summary of VA Real Strategies Fund’s written option activity for the period ended September 30, 2012:

Contracts	Number of Contracts	Premium
Outstanding at 12/31/2011	66	$32,207
Options written	110	42,785
Options expired	(72)	(23,141)
Options closed	(101)	(48,876)
Options exercised	—	—
Outstanding at 9/30/2012	3	$2,975

At September 30, 2012, VA Real Strategies Fund had the following outstanding options:

WRITTEN OPTION CONTRACTS

Contract	Type	Expiration Date	Exercise Price	Number of Contracts	Fair Value	Unrealized Appreciation (Depreciation)
SPDR Gold Trust	Put	January 2013	148	3	165	$2,810

NET UNREALIZED APPRECIATION ON WRITTEN OPTION CONTRACTS						$2,810

The following is a summary of VA Situs Fund’s written option activity for the six months ended June 30, 2012:

Contracts	Number of Contracts	Premium
Outstanding at 12/31/2011	—	$—
Options written	1,096	431,923
Options expired	(256)	(56,633)
Options closed	(570)	(159,906)
Options exercised	(120)	(37,339)
Outstanding at 9/30/2012	150	$178,045

At September 30, 2012, VA Situs Fund had the following outstanding options:

WRITTEN OPTION CONTRACTS

Contract	Type	Expiration Date	Exercise Price	Number of Contracts	Fair Value	Unrealized Appreciation (Depreciation)
Edwards LifeSciences Corp.	Call	November 2012	$90	150	$272,250	$(94,205)

NET UNREALIZED DEPRECIATION ON WRITTEN OPTION CONTRACTS						$(94,205)

F. Securities Lending

To generate additional income, the VA Funds may lend a certain percentage of their total assets, to the extent permitted by the 1940 Act or the rules or regulations thereunder, on a short-term basis to certain brokers, dealers or other financial institutions. In determining whether to lend to a particular broker, dealer or financial institution, the Advisor will consider all relevant facts and circumstances, including the size, creditworthiness and reputation of the borrower. Any loans made will be continuously secured by collateral in cash at least equal to 100% of the value of the securities on loan for the VA Funds, based on the prior day’s closing price. The VA Funds receive payments from the borrowers equivalent to the dividends and interest that would have been earned on securities on loan. In addition, the VA Funds lending securities receive an annual securities lending fee and retain a portion of the interest, dividends and other distributions received on investment of cash collateral. Collateral is marked-to-market daily. One of the risks in lending portfolio securities, as with other extensions of credit, is the possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Although the loan is fully collateralized, if a borrower defaults, a VA Fund could lose money. There is also the risk that, when lending portfolio securities, the securities may not be available to a VA Fund on a timely basis and a VA Fund may, therefore, lose the opportunity to sell the securities at a desirable price. In addition, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action. Loans are subject to termination by the VA Funds or the borrower at any time and, therefore, are not considered to be illiquid investments. Huntington National Bank (“Huntington”) serves as the custodian for the securities lending. Pursuant to the Master Securities Loan Agreement, Huntington receives an annual securities lending fee for collateral monitoring and recordkeeping services.

As of September 30, 2012, the following VA Funds had securities with the following market values on loan:

Fund	Value of Loaned Securities	Value of Collateral	Average Loan Outstanding During the Period	Income Received by Huntington from Securities Lending
VA Dividend Capture Fund	$1,868,579	$1,922,736	$1,865,482	$4,750
VA Growth Fund	426,609	435,765	575,901	500
VA Income Equity Fund	3,020,837	3,117,958	1,525,373	375
VA International Equity Fund	1,574,317	1,668,790	1,636,181	1,500
VA Macro 100 Fund	128,796	132,823	268,203	125
VA Mid Corp America Fund	366,191	371,585	505,008	4,000
VA Real Strategies Fund	472,353	486,569	345,162	3,250
VA Rotating Markets Fund	13,096	13,615	177,279	125
VA Situs Fund	2,911,831	2,987,840	1,960,636	4,000
VA Mortgage Securities Fund	104,775	105,035	132,654	100

As of September 30, 2012, aggregate cash collateral was invested as follows:

Fidelity Institutional Money Market Portfolio, Institutional Class
$11,242,716

G. Security Transactions and Related Income

During the period, investment transactions are accounted for no later than the first calculation of the NAV on the business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on trade date on the last business day of the reporting period. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. Securities gains and losses are calculated on the identified cost basis. Interest income and expenses are accrued daily. Dividends, less foreign tax withholding (if any), are recorded on the ex-dividend date.

(2) General

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the VA Funds may invest in a certain affiliated money market fund which is managed by the Adviser. A summary of each VA Fund’s investment in such affiliated money market fund (Huntington Money Market Fund) is set forth below:

Fund	12/31/11 Market Value	Purchases	Sales	9/30/12 Market Value	Income
VA Dividend Capture Fund	$586,341	$6,998,997	$(7,104,140)	$481,198	$42
VA Growth Fund	1,057,957	8,817,912	(9,064,537)	811,332	38
VA Income Equity Fund	208,178	3,911,491	(3,861,423)	258,246	23
VA International Equity Fund	2,788,095	6,904,092	(7,533,714)	2,158,473	210
VA Macro 100 Fund	277,908	1,745,853	(1,629,218)	394,543	35
VA Mid Corp America Fund	1,329,367	6,439,494	(6,099,317)	1,669,544	59
VA Real Strategies Fund	433,113	970,465	(1,194,631)	208,947	34
VA Rotating Markets Fund	151,793	1,168,874	(1,190,294)	130,373	10
VA Situs Fund	4,985,370	8,800,025	(11,265,283)	2,520,112	194
VA Mortgage Securities Fund	724,088	5,916,307	(6,082,990)	557,405	57

Additionally, VA Balanced Fund invests in other funds within the Trust. A summary of the VA Balanced Fund’s investments in these affiliated funds is set forth below:

VA Balanced Fund	12/31/11 Market Value	Purchases	Sales	9/30/12 Market Value	Income
Huntington Money Market Fund	$795,945	$4,363,233	$(4,251,696)	$907,482	$70
Huntington Fixed Income Securities Fund	12,447,187	2,557,253	(1,076,613)	14,184,802	314,455
VA Dividend Capture Fund	1,565,519	151,673	(98,345)	1,794,055	(74)
VA Growth Fund	7,039,619	713,812	(730,276)	8,076,475	28
VA Income Equity Fund	4,709,579	518,088	(408,205)	5,386,013	375
VA International Equity Fund	3,933,982	644,095	(488,980)	4,448,498	(113)
VA Macro 100 Fund	1,958,316	224,564	(164,508)	2,248,590	24
VA Mid Corp America Fund	1,554,602	373,491	(599,165)	3,599,873	(1)
VA Situs Fund	975,502	378,055	(181,067)	1,356,452	1
VA Mortgage Securities Fund	2,551,075	414,731	(141,426)	2,920,752	(197)

(3) Affiliated Issuers

Affiliated issuers, as defined under the Investment Company Act of 1940, are those in which a fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. The Huntington Real Strategies Fund owns a 96% interest in Scotts Gahanna LLC. The VA Real Strategies Fund is an affiliate of the Huntington Real Strategies Fund, and together they own 100% of Scotts Gahanna LLC.

Item 2. Controls and Procedures.

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Huntington Funds

By (Signature and Title)	/s/ R. Jeffrey Young
R. Jeffrey Young, Principal Executive Officer

Date 11/28/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ R. Jeffrey Young
R. Jeffrey Young, Principal Executive Officer

Date 11/28/12

By (Signature and Title)	/s/ Robert Silva
Robert Silva, Treasurer and Principal Financial Officer

Date 11/28/12